A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED

HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF

OUR SHAREHOLDERS. THE REPORT IS NOT INTENDED FOR

DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED

OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

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RVAA-2-2/03

THE RYDEX VARIABLE TRUST

ANNUAL REPORT December 31, 2002

U.S. GOVERNMENT MONEY MARKET FUND	BANKING FUND
NOVA FUND	BASIC MATERIALS FUND
URSA FUND	BIOTECHNOLOGY FUND
OTC FUND	CONSUMER PRODUCTS FUND
ARKTOS FUND	ELECTRONICS FUND
TITAN 500 FUND	ENERGY FUND
VELOCITY 100 FUND	ENERGY SERVICES FUND
MEDIUS FUND	FINANCIAL SERVICES FUND
MEKROS FUND	HEALTH CARE FUND
U.S. GOVERNMENT BOND FUND	INTERNET FUND
LARGE-CAP EUROPE FUND	LEISURE FUND
LARGE-CAP JAPAN FUND	PRECIOUS METALS FUND
SECTOR ROTATION FUND	REAL ESTATE FUND
RETAILING FUND
TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

ANNUAL REPORT   1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2

PERFORMANCE REPORTS	3

SCHEDULES OF INVESTMENTS	33

STATEMENTS OF ASSETS AND LIABILITIES	106

STATEMENTS OF OPERATIONS	112

STATEMENTS OF CHANGES IN NET ASSETS	118

FINANCIAL HIGHLIGHTS	134

NOTES TO FINANCIAL STATEMENTS	160

DEAR SHAREHOLDER:

Looking back on the early days of 2002, there seems to have been at least a shred of optimism visible in the stock market. The shock of the 2001 terrorist attacks was subsiding, there were signs of modest economic recovery, and many commentators cheerfully noted that based on the historical record, a third consecutive down year was statistically unlikely. Unfortunately, the market continued its relentless downward march in 2002. The bellwether S&P 500® Index lost 22.09%, and the vital small-caps of the Russell 2000 Index declined 21.58%. The more aggressive names of the Nasdaq 100 Index® fared even worse, losing 37.58% for the calendar year.

Analysts pinned their hopes on the consumer in 2002. During the early months, it seemed that household spending might continue to buoy the economy. However, confidence began to weaken in the second quarter, and by the time year-end retail numbers began to appear, it was clear that even the November Fed Funds rate cut (from 1.75% to 1.25%) would not stimulate additional spending.

The only relief from all this gloom came in October, when the battered and bruised technology stocks bravely led a rally that benefited most sectors. Despite the fact that this uptick had fizzled by mid-November, the gains were sharp enough (16.47% on the S&P 500 from October 10 to November 29) to demonstrate the risk of staying completely out of the equity markets.

Some Rydex Funds Shone, Despite Gloomy Market

Fortunately, the diverse and innovative Rydex funds provided profit opportunities even during a difficult year such as this. The four Rydex funds that take a position inverse to the stock market were solid gainers, led by our leveraged Nasdaq-based Venture 100 Fund, whose total return was 50.92%. While we caution investors to study the risks of these inverse funds carefully, we are pleased that so many new shareholders have come to understand how these ground-breaking funds can be used in a balanced portfolio.

Although most of our sector funds showed negative returns, Rydex Precious Metals Fund attracted those who consider gold to be a safe haven in difficult times. This fund had a total return of 45.59% for 2002. With interest rates continuing to decline, the bond market proved profitable this year, and our leveraged U.S. Government Bond Fund returned 18.62%. In the early days of 2002, many investors turned their attention to Rydex Juno, a fund that is designed to benefit from rising interest rates. The Rydex Juno Fund is part of the Rydex Series Funds, a separate trust, and is not currently available in the Rydex Variable Trust.

Two New Funds Launched in 2002

We are pleased that two new Rydex funds launched in 2002 seem to be right for the times. Rydex Sector Rotation Fund uses a relative strength model to select market segments that appear likely to outperform. The Rydex Core Equity Fund follows a prescribed balance between growth and value characteristics and eliminates the size bias inherent in many broadly diversified funds. Currently, only the Sector Rotation Fund is available in the Rydex Variable Trust.

Outlook for 2003

The early weeks of 2003 have been focused on political events, particularly the growing possibility of war with Iraq. Uncertainty weighs heavily on the market, as does concern that our various homeland security initiatives will contribute to ballooning fiscal deficits. There is hope, on the other hand, that the most worrisome elements of our war on terrorism may soon be behind us. The market can also take comfort in the Bush administration’s determination to stimulate the economy with tax cuts.

As is always the case, no one can be completely certain of the economic and political landscape in the coming year. Whether you believe the market will move upward or downward in 2003, Rydex’s “all weather” funds—used as components in an overall asset allocation program—are designed to give investors the tools they need for a profitable 2003.

Sincerely,

Albert P. (“Skip”) Viragh, Jr.
Chairman of the Board

ANNUAL REPORT   3

NOVA FUND

OBJECTIVE: To provide investment returns that correspond to 150% of the daily price movement of the S&P 500 Index.

Inception: May 7, 1997

For the third year in a row, the S&P 500 Index declined sharply as a continuous litany of corporate and analyst scandals, a stumbling economy, increasing unemployment, and global uncertainty fueled investor uneasiness. The S&P 500 Index reached a high in early January and fell throughout the year. The index had two significant declines in July and October, establishing a new low on October 9. While the S&P 500 Index returned -22.09% for the year, Rydex Nova Fund returned -35.72%.

Cumulative Fund Performance: May 7, 1997 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

			SINCE
	ONE	FIVE	INCEPTION
	YEAR	YEAR	(5/7/97)

NOVA FUND	-35.72%	-8.89%	-4.60%

S&P 500 INDEX	-22.09%	-1.94%	1.35%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

URSA FUND

OBJECTIVE: To provide investment returns that correspond to the inverse of the daily performance of the S&P 500 Index.

Inception: June 9, 1997

Against a poor equity market backdrop, record low interest rates continued to support a robust housing market, consumer spending remained strong, and investors moved money into bonds, notably government treasury issues. And while the S&P 500 Index returned -22.09% for 2002—its third disappointing year in a row—Rydex Ursa Fund fared better, returning 21.64%.

Cumulative Fund Performance: June 9, 1997 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

			SINCE
	ONE	FIVE	INCEPTION
	YEAR	YEAR	(6/9/97)

URSA FUND	21.64%	1.48%	-1.33%

S&P 500 INDEX	-22.09%	-1.94%	0.35%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   5

OTC FUND

OBJECTIVE: To provide investment returns that correspond to the daily performance of the Nasdaq 100 Index.

Inception: May 7, 1997

Technology companies, which make up nearly two thirds of the Nasdaq 100 Index, suffered losses for a third consecutive year. In 2002, continuing concerns about overcapacity, excess inventories, accounting fraud and a lack of capital spending propelled the index to a loss of 37.58%. The only relief came in the form of a fourth-quarter rally, which buoyed the Nasdaq 100 Index by over 18%, but was not nearly enough to regain the ground lost earlier. For the year, Rydex OTC Fund returned -38.85%.

Cumulative Fund Performance: May 7, 1997 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

			SINCE
	ONE	FIVE	INCEPTION
	YEAR	YEAR	(5/7/97)

OTC FUND	-38.85%	-1.94%	-0.62%

NASDAQ 100 INDEX	-37.58%	-0.13%	1.41%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The Nasdaq 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ARKTOS FUND

OBJECTIVE: To provide investment returns that correspond to the inverse of the daily performance of the Nasdaq 100 Index.

Inception: May 21, 2001

For three years running, technology companies—which make up almost two thirds of the Nasdaq 100—suffered losses. The index lost 37.58% for the year due to continuing concerns about overcapacity, excess inventories, accounting fraud and a lack of capital spending. Though the index had a fourth quarter rally, it suffered for the year. Rydex Arktos Fund returned 33.85% in 2002.

Cumulative Fund Performance: May 21, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/21/01)

ARKTOS FUND	33.85%	32.68%

NASDAQ 100 INDEX	-37.58%	-34.01%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The Nasdaq 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT    7

TITAN 500 FUND

OBJECTIVE: To provide investment returns that correspond to 200% of the daily price movement of the S&P 500 Index.

Inception: October 1, 2001

It was a gloomy year for the S&P 500. The index reached a high in early January but fell throughout the year with two significant declines in July and October. On October 9, the index reached a record low. While the S&P 500 Index returned -22.09% for the year, Titan 500 Fund returned -46.00%.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

TITAN 500 FUND	-46.00%	-29.59%

S&P 500 INDEX	-22.09%	-12.43%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

VELOCITY 100 FUND

OBJECTIVE: To provide investment returns that correspond to 200% of the daily performance of the Nasdaq 100 Index.

Inception: October 1, 2001

Technology companies make up nearly two thirds of the Nasdaq 100 Index. These companies’ losses hurt the index for most of the year, though the index rallied in the fourth quarter. For the year, the index lost 37.58%. Velocity 100 Fund returned -69.46% for the year.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

VELOCITY 100 FUND	-69.46%	-44.80%

NASDAQ 100 INDEX	-37.58%	-11.78%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The Nasdaq 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   9

MEDIUS FUND

OBJECTIVE: To provide investment returns that correspond to 150% of the daily performance movement of the S&P MidCap 400 Index.

Inception: October 1, 2001

The S&P MidCap 400 Index, the benchmark for mid-ranged capitalization of the U.S. stock market, lost 15.44% in 2002. In comparison, this capitalization segment outperformed both large- and small-cap stocks (as represented by the S&P 500 and Russell 2000 indices respectively). The S&P MidCap 400 Index bettered the results of the Dow Jones Industrial Average and the Nasdaq 100 Index as well. Over the course of this horrific, three-year bear market, mid-cap stocks have held their ground losing only 0.14% versus the S&P 500 Index’s loss of 37.59%. For the year, the S&P MidCap 400 returned -15.44%. Medius Fund returned -24.44% for the same period.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

MEDIUS FUND	-24.44%	-3.45%

S&P MIDCAP 400 INDEX	-15.44%	1.04%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P MidCap 400 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

MEKROS FUND

OBJECTIVE: To provide investment returns that correspond to 150% of the daily performance movement of the Russell 2000 Index.

Inception: October 1, 2001

While small-cap stocks did manage to narrowly outperform their large-cap brethren for a fourth year in a row, they could not stay above water. The Russell 2000 fell 21.58% in 2002, despite a fourth-quarter rally of nearly 6%. For the year, Mekros Fund lost 35.45%.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

MEKROS FUND	-35.45%	-13.65%

RUSSELL 2000 INDEX	-21.58%	-2.93%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   11

U.S. GOVERNMENT BOND FUND

OBJECTIVE: To provide investment returns that correspond to 120% of the daily performance of the current Long Treasury Bond.

Inception: August 18, 1997

U.S.Treasuries posted another positive year in 2002, as investors sought the safety of government debt amid a sluggish economy and a third year of declines in equity benchmark indices. High levels of uncertainty, related to the risk of a U.S. attack on Iraq, the global economy and corporate scandals, lent support to U.S. government bond prices. At the same time, increased volatility was introduced, as the Treasury Department issued more than $500 billion of debt throughout the year to fund a growing budget deficit. On November 6, the Fed Funds rate was cut from 1.75% to 1.25%. Expectations for additional central bank easing kept interest rates low, as well. For the year, U.S. Government Bond Fund returned 18.62%

Cumulative Fund Performance: August 18, 1997 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

			SINCE
	ONE	FIVE	INCEPTION
	YEAR	YEAR	(8/18/97)

U.S. GOVERNMENT BOND FUND	18.62%	5.07%	6.56%
PRICE MOVEMENT OF LONG
TREASURY BOND	10.63%	1.78%	3.03%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains.

LARGE-CAP EUROPE FUND

OBJECTIVE: To provide investment returns that correlate to 125% of the daily performance of the Dow Jones Stoxx 50 Index.

Inception: October 1, 2001

European equity markets declined sharply for the year with the Dow Jones Stoxx 50 Euro denominated return of -23.47%. The Euro appreciated most of the year, breaking parity and surpassing the dollar in July, then again in mid-November, thus rewarding U.S. investors in Europe. Growth in Euroland is expected to recover only gradually from 0.7% in 2002 to around 1.5% in 2003 as the world economy revives. Inflation is likely to fall below 2%, which would reduce pressure on the European Central Bank to raise rates. Germany’s budget deficit surpassed the 3% of GDP limit established by the ECB. The U.K. also experienced decelerating growth in 2002 with inflation subdued and interest rates low. According to a study done by PricewaterhouseCoopers, average U.K. house prices are 25% above their long run equilibrium value relative to incomes. Growth for the U.K. is expected to rise in 2003 to approximately 2.5%.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

LARGE-CAP EUROPE FUND	-28.35%	-16.13%

DOW JONES STOXX 50 INDEX	-23.47%	-12.17%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The Dow Jones Stoxx 50 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT  13

LARGE-CAP JAPAN FUND

OBJECTIVE: To provide investment returns that correspond to 125% of the daily performance of the Topix 100 Index.

Inception: October 1, 2001

Japanese equity markets showed brief signs of life in the first half of the year as investors believed policy makers were on a path to economic structural reform. The broad markets closed the year at near record lows with the Topix 100 Index down 12.40% and the Nikkei 225 down –7.97%. Unfortunately, Japan’s economic woes continue with the unemployment rate creeping up, and retail sales and prices drifting downward. Economic growth for 2002 is now expected to be negative, perhaps as low as –0.4%. The Bank of Japan has continued to loosen monetary policy and print money to finance the 2003-04 budget. Though exporting sectors may benefit somewhat from a weaker yen, equity markets view this as lawmakers avoiding the opportunity to enact structural reform.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

LARGE-CAP JAPAN FUND	-16.20%	-21.89%

TOPIX 100 INDEX	-12.40%	-16.28%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The Topix 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

SECTOR ROTATION FUND

OBJECTIVE: To provide long term capital appreciation by moving its investments among different sectors or industries represented in the S&P 1500 Index.

Inception: May 1, 2002

With no clear and sustained trend in sector leadership, and almost all industries finishing the year in negative territory, the fund struggled out of the gate. Through year-end, it had fallen 22.40%, compared to a loss of 19.02% for the S&P 500 over the same period.

Cumulative Fund Performance: May 1, 2002 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

SINCE
INCEPTION
(5/1/02)

SECTOR ROTATION FUND	-22.40%

S&P 500 INDEX	-19.02%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   15

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

Inception: May 2, 2001

Banking stocks continued to be a safe haven for investors in 2002, outperforming the broader market for a second year in a row. Though stocks in the sector performed relatively well, the industry as a whole had a rough year. Bank credit quality suffered notably in the first half of 2002, with commercial bank net charge-offs rising 45% from the previous year. Credit quality deterioration was most noticeable at the largest banks. In addition, consumer bankruptcies, which make up the majority of bankruptcy filings, were up 7.8% from the fiscal year 2001 filings. Banks continued to slow lending in some areas though mortgage rates remain at record lows. Rydex Banking Fund returned -0.78% for the year.

Cumulative Fund Performance: May 2, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/2/01)

BANKING FUND	-0.78%	0.03%

S&P 500 INDEX	-22.09%	-19.61%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

BASIC MATERIALS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Inception: May 2, 2001

While the S&P 500 Index declined by 22.09% for the year, basic materials stocks only fell 7.44%. The chemical industry experienced a return to growth as customers began reordering chemicals after one of the worst corrections in U.S. inventory. Demand in consumer products, basic chemicals and life sciences all aided in the recovery. As expectations of better economic trends take hold, the sector should benefit as companies restock inventory in anticipation of recovery. Pricing power in the paper industry is showing some signs of life after weakness in 2001 and early 2002 and should benefit from improved demand and a better capacity management. Rydex Basic Materials Fund returned -12.75% for the year.

Cumulative Fund Performance: May 2, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/2/01)

BASIC MATERIALS FUND	-12.75%	-9.62%

S&P 500 INDEX	-22.09%	-19.61%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   17

BIOTECHNOLOGY FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

Inception: May 2, 2001

The recent lackluster performance in biotechnology has been driven by overall negative market conditions and a series of clinical disappointments and regulatory product delays. However, fundamentals continue to support the long-term growth prospects of the industry. A lack of leadership at the Food and Drug Administration may have delayed certain new therapeutics from getting through the laborious FDA approval process in a timely fashion. But with a new head of organization, the FDA may begin to issue approvals more quickly. Rydex Biotechnology Fund returned -45.35% for the year.

Cumulative Fund Performance: May 2, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/2/01)

BIOTECHNOLOGY FUND	-45.35%	-30.98%

S&P 500 INDEX	-22.09%	-19.61%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

CONSUMER PRODUCTS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Inception: May 29, 2001

Stocks in the consumer products and staples sector continued to outperform broader indices for the year as stalwart companies such as Proctor & Gamble and Pepsi posted solid gains in profits. A weakening dollar abroad helped boost revenues at Gillette and Colgate-Palmolive, companies that derive a large portion of total sales internationally. Coca-Cola saw its stock price decline as the world’s largest soft-drink maker announced that it would stop making earnings forecasts. Coca-Cola shares had their biggest one-day decline in four years in October after the company lowered its forecast. Going forward, consumer product companies will keep their focus on product development and differentiation as well as expanding their markets abroad. Rydex Consumer Products Fund returned -3.61% for the year.

Cumulative Fund Performance: May 29, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/29/01)

CONSUMER PRODUCTS FUND	-3.61%	-1.50%

S&P 500 INDEX	-22.09%	-20.51%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   19

ELECTRONICS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Inception: August 3, 2001

Semiconductor companies suffered their third straight year of losses in 2002. Although inventory overhang was greatly reduced, a weaker economy and fierce price competition drove shares of both chipmakers and equipment suppliers lower. A last-ditch rally in the fourth quarter was not enough to erase the year’s decline, and Rydex Electronics Fund ended the year with a loss of 48.21%.

Cumulative Fund Performance: August 3, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(8/3/01)

ELECTRONICS FUND	-48.21%	-45.24%

S&P 500 INDEX	-22.09%	-20.42%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ENERGY FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

Inception: May 29, 2001

Energy stocks outperformed the broad market as oil prices reached two-year highs and inventories dropped. Oil rose on mounting concerns that a possible U.S. led attack on Iraq would disrupt Middle East oil supplies. Also, the Venezuelan oil worker strike crippled that country’s production and cut world oil supply by 2.5 million barrels per day at year-end. Rydex Energy Fund returned -13.51% for the year.

Cumulative Fund Performance: May 29, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/29/01)

ENERGY FUND	-13.51%	-17.94%

S&P 500 INDEX	-22.09%	-20.51%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   21

ENERGY SERVICES FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Inception: May 2, 2001

Energy services companies benefited from higher oil prices due to the oil worker strike in Venezuela and concerns that a possible U.S. led attack on Iraq would disrupt Middle East oil supplies. Higher natural gas prices due to supply concerns led to strong spending on drilling and oilfield services by the producers. Rydex Energy Services Fund returned -12.07% for the year.

Cumulative Fund Performance: May 2, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/2/01)

ENERGY SERVICES FUND	-12.07%	-24.66%

S&P 500 INDEX	-22.09%	-19.61%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

FINANCIAL SERVICES FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loans institutions, insurance companies, brokerage companies and real-estate and leasing companies.

Inception: July 20, 2001

Financial services stocks had a difficult year as recent investigations have exposed a number of scandals in the financial community. Citigroup and J.P. Morgan were charged with artificially propping up Enron’s financial position through unusual financing arrangements. Banks’ corporate lending operations have incurred heavy losses this year resulting from major bankruptcies. Some commercial banks have been accused of offering underpriced loans in order to attract more lucrative investment banking business. Wall Street firms also faced serious accusations relating to conflicts of interest between their research and investment banking divisions. Rydex Financial Services Fund returned -15.10% for the year.

Cumulative Fund Performance: July 20, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(7/20/01)

FINANCIAL SERVICES FUND	-15.10%	-13.41%

S&P 500 INDEX	-22.09%	-19.77%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   23

HEALTH CARE FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the health care industry.

Inception: June 19, 2001

Healthcare stocks were stung by an unprecedented wave of patent expirations on blockbuster medicines and subsequent competition from generic drug makers, slowing earnings growth, and a lack of new blockbuster drug discoveries at the major pharmaceuticals. After not having a leader for nearly two years, a new head of the FDA was confirmed in October. New drug approvals slowed considerably while the agency was without a commissioner, but there is hope that drug approvals will begin to go faster. Rydex Health Care Fund returned -21.31% for the year.

Cumulative Fund Performance: June 19, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(6/19/01)

HEALTH CARE FUND	-21.31%	-17.11%

S&P 500 INDEX	-22.09%	-18.87%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

INTERNET FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Inception: May 24, 2001

Shares of Internet companies continued to feel pressure throughout 2002, as the so-called “Internet bubble” continued to deflate for a third year. Computer security providers held up better than most, but reduced capital spending with no turnaround in sight took its toll. Rydex Internet Fund finished the year down 43.34%.

Cumulative Fund Performance: May 24, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/24/01)

INTERNET FUND	-43.34%	-47.33%

S&P 500 INDEX	-22.09%	-21.33%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   25

LEISURE FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies in the leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacturers, musical recordings and instruments, alcohol and tobacco and publishing.

Inception: May 22, 2001

Leisure stocks struggled throughout the year as consumer confidence waned and an already weak travel and tourism industry failed to revive. After a slight rebound in the second quarter, consumer confidence declined and finished 2002 at its lowest level in nine years. Falling sales and costs associated with closing some of its restaurants led McDonalds to post its first quarterly net loss since the company went public in 1965. Cruise bookings slowed due to concerns about the economy, the possibility of war and a series of flu outbreaks on the Carnival and Royal Caribbean cruise lines. Companies in the leisure sector will be looking for stabilization in the employment situation as well as an increase in consumer spending. Rydex Leisure Fund returned -14.76% for the year.

Cumulative Fund Performance: May 22, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/22/01)

LEISURE FUND	-14.76%	-25.91%

S&P 500 INDEX	-22.09%	-21.87%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

PRECIOUS METALS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the precious metals industry.

Inception: May 29, 1997

Rising gold prices pushed precious metals stocks higher. Gold’s demand as a safe haven increased due to geopolitical instability in the Middle East and Korea, increasing concerns over the condition of world financial systems and a shrinking U.S. dollar. A decline in the value of the U.S. dollar translates directly into a rise in the gold price. For the year, Rydex Precious Metals Fund returned 45.59%.

Cumulative Fund Performance: May 29, 1997 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

			SINCE
	ONE	FIVE	INCEPTION
	YEAR	YEAR	(5/29/97)

PRECIOUS METALS FUND	45.59%	0.83%	-5.44%

S&P 500 INDEX	-22.09%	-1.94%	0.74%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   27

REAL ESTATE FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in the real estate industry, and REITs.

Inception: October 1, 2001

Last year marked the third year in a row that the S&P REIT Composite outperformed the Standard & Poor’s 500 Index, rising at an annual rate of 15.3% versus an average loss of 14.53%, respectively. Real Estate Investment Trusts (REITs) tend to lag the economic cycle. Thus, despite the economic doldrums and weak stock market environment, REIT shares continued to gain ground, advancing 4.06%. However, fundamentals and stock performances have softened in general following strong gains in 2001 and the first half of 2002 as same-property revenue growth across the industry slowed. Among the various major property types, retail REITs performed well as consumer spending supported high occupancy rates and allowed rent increases.

Cumulative Fund Performance: October 1, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(10/1/01)

REAL ESTATE FUND	-1.12%	2.34%

S&P 500 INDEX	-22.09%	-12.43%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

RETAILING FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other involved in selling products to consumers.

Inception: July 23, 2001

Retailers struggled through much of the year amid a backdrop of overall weakness in the economy and erratic, declining consumer confidence. Most notably, retailers were aggressive in discounting to attract customers and trim inventory. The year ended with a disappointing holiday sales season despite retailers’ attempts to frontload the season with high promotional activity. According to the Bank of Tokyo-Mitsubishi, total sales for the year increased an anemic 6.8% while December same store sales, a key gauge of holiday spending, increased a meager 1.0%, the smallest increase since 1970. The retailing landscape began to change in January when K-Mart filed for bankruptcy protection. Wal-Mart, Target, Kohl’s and most discounters fared better than high-end department stores as consumers were increasingly more price-conscious and willing to shop for deals. Rydex Retailing Fund returned -21.91% for the year.

Cumulative Fund Performance: July 23, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(7/23/01)

RETAILING FUND	-21.91%	-14.26%

S&P 500 INDEX	-22.09%	-18.95%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   29

TECHNOLOGY FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers and PC hardware and peripherals computers.

Inception: May 2, 2001

Technology companies suffered losses for an unprecedented third year in a row. In 2002, continuing concerns about overcapacity, excess inventories, accounting fraud and a lack of capital spending propelled the sector sharply lower. The only relief came in the form of a fourth-quarter rally, which proved to be a case of too little, too late. For the year, Rydex Technology Fund lost 39.11%.

Cumulative Fund Performance: May 2, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/20/01)

TECHNOLOGY FUND	-39.11%	-37.81%

S&P 500 INDEX	-22.09%	-19.61%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

TELECOMMUNICATIONS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

Inception: July 27, 2001

Telecommunications companies were among the hardest hit in 2002. Continuing concerns about overcapacity particularly hurt equipment makers, while high-profile bankruptcies and allegations of accounting fraud cast a shadow over the entire sector. Despite a powerful fourth-quarter rally led by wireless providers, Rydex Telecommunications Fund ended the year down 39.58%.

Cumulative Fund Performance: July 27, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(7/27/01)

TELECOMMUNICATIONS FUND	-39.58%	-34.57%

S&P 500 INDEX	-22.09%	-19.78%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT   31

TRANSPORTATION FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

Inception: June 11, 2001

Share prices in the transportation sector continued to fall, but held up better than the broader market in 2002. Over a year has passed since the events of September 11, 2001, when the U.S. airline industry was shut down for four days. Many airline companies are either entering or are in the painful process of rectifying their deteriorating business fundamentals through cutting cuts, renegotiating and reducing debt, and in some cases, filing bankruptcies. Economic doldrums, a slow recovery in demand for air travel, and higher security costs have further weakened their overall corporate condition. Although the economic recovery has not yet fully made an appearance, the commercial transportation group has shown signs of revival. The trucking industry has benefited from stronger-than-expected retail sales. Railroads saw higher demand for their services via increased shipments of chemicals, metals and motor vehicles. Air freight also experienced a pickup in shipping volumes. Rydex Transportation Fund returned -11.68% for the year.

Cumulative Fund Performance: June 11, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(6/11/01)

TRANSPORTATION FUND	-11.68%	-9.10%

S&P 500 INDEX	-22.09%	-20.38%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

UTILITIES FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that operate public utilities.

Inception: May 2, 2001

Ghosts from the previous year continued to haunt utility stocks. The aftermath of Enron’s bankruptcy, weak energy trading markets, overcapacity in power generation and oversupply in energy all added to the sector’s woes. Utility share prices came under serious pressure as a result and made a bad situation worse. Credit and financing problems cropped up as lenders grew cautious. Some utility companies were forced to cut or eliminate their dividends as a result of the stress on their profit and ability to obtain financing. Going forward, these companies face increased scrutiny from regulators and creditors and more potential bankruptcies. While the near-term looks bleak, the situation should improve as utilities address their credit concerns through restructurings, dividend cuts, and cost cutting. Rydex Utilities Fund returned -32.83% for the year.

Cumulative Fund Performance: May 2, 2001 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

		SINCE
	ONE	INCEPTION
	YEAR	(5/2/01)

UTILITIES FUND	-32.83%	-34.85%

S&P 500 INDEX	-22.09%	-19.61%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT 33

U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
FACE		VALUE
AMOUNT		(NOTE 1)

U.S.Treasury Bill 5.8%
U.S.Treasury Bill
1.08% due
01/02/03	$15,000,000	$15,000,000

Total U.S.Treasury Bill
(Cost $15,000,000)		15,000,000

Federal Agency Discount Notes 36.9%
Fannie Mae
1.27% due
01/15/03	15,000,000	14,993,121
1.25% due
03/26/03	10,000,000	9,971,181
1.24% due
02/14/03	5,000,000	4,992,594
Farmer Mac
1.28% due
03/13/03	10,000,000	9,975,111
1.25% due
01/10/03	5,800,000	5,798,389
1.24% due
01/10/03	5,000,000	4,998,622
Federal Home Loan Bank
1.27% due
02/21/03	5,000,000	4,991,181
Federal Farm Credit Bank
1.22% due
03/03/03	10,000,000	10,000,000
2.05% due
01/02/03	5,000,000	5,000,000
Sallie Mae
1.22% due
01/03/03	20,000,000	19,999,322
1.23% due
01/21/03	4,700,000	4,696,949

Total Federal Agency Discount Notes		95,416,470
(Cost $95,416,470)
Federal Agency Bonds 3.9%
Federal Farm Credit Bank
1.60% due
02/03/03	10,000,000	10,000,000

Total Federal Agency Bonds
(Cost $10,000,000)		10,000,000

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Bank Notes 10.0%
World Bank Discount Note
1.25% due
01/17/03	$25,000,000	$24,986,979
1.22% due
01/27/03	1,000,000	999,153

Total Bank Notes
(Cost $25,986,132)		25,986,132

Repurchase Agreements 43.4%
Repurchase Agreement (Note 3)
1.30% due
01/02/03	26,680,193	26,680,193
0.95% due
01/02/03	26,680,193	26,680,193
1.10% due
01/02/03	58,854,582	58,854,582

Total Repurchase Agreements
(Cost $112,214,968)		112,214,968

Total Investments 100%
(Cost $258,617,570)		$258,617,570

See Notes to Financial Statements.

NOVA FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 84.2%
FINANCIALS 16.4%
Diversified Financials 6.4%
Citigroup, Inc.	15,114	$531,862
Fannie Mae	4,588	295,146
Freddie Mac	3,841	226,811
Merrill Lynch &
Co., Inc.	3,638	138,062
Morgan Stanley	3,435	137,125
American Express Co.	3,862	136,522
SLM Corp.	1,270	131,902
Lehman Brothers
Holdings, Inc.	2,434	129,708
Countrywide Credit
Industries, Inc.	2,026	104,643
JP Morgan Chase
& Co.	1,876	45,024
MBNA Corp.	1,012	19,248
Goldman Sachs
Group, Inc.	101	6,878

Total Diversified Financials		1,902,931

Banks 6.1%
Bank of America
Corp.	4,487	312,161
Wells Fargo & Co.	5,073	237,771
US Bancorp	10,382	220,306
Wachovia Corp.	5,974	217,693
Washington
Mutual, Inc.	5,741	198,237
National City Corp.	5,354	146,271
Charter One
Financial, Inc.	4,129	118,626
Bank One Corp.	2,821	103,107
Marshall &
Ilsley Corp.	2,458	67,300
AmSouth Bancorp	3,253	62,458
Union Planters Corp.	1,938	54,535
Huntington
Bancshares, Inc.	2,532	47,374
Fifth Third Bancorp	286	16,745
Suntrust Banks, Inc.	1	57

Total Banks		1,802,641

		MARKET
		VALUE
	SHARES	(NOTE 1)

Insurance 3.7%
American International
Group	7,796	$450,999
Prudential Financial,
Inc.	5,139	163,112
Xl Capital Corp Limited
–Class A	1,659	128,158
Hartford Financial
Services Group, Inc.	2,793	126,886
ACE, Ltd.	3,863	113,340
Marsh & McLennan
Cos., Inc.	2,237	103,372
Progressive Corp.–
Ohio	266	13,201
Allstate Corp.	340	12,577

Total Insurance		1,111,645

Real Estate 0.2%
Simon Property
Group, Inc.	1,866	63,575

Total Real Estate		63,575

Total Financials		4,880,792

INFORMATION TECHNOLOGY 13.4%
Software 4.2%
Microsoft Corp.*	16,172	836,092
Mercury Interactive
Corp.*	3,405	100,958
Oracle Corp.*	9,106	98,345
Electronic Arts, Inc.*	1,938	96,454
Compuware Corp.*	5,209	25,003
Parametric Technology
Corp.*	9,615	24,230
Siebel Systems, Inc.*	3,127	23,390
Computer Associates
International, Inc.	1,723	23,261
Veritas Software
Corp.*	1,440	22,493

Total Software		1,250,226

Computers & Peripherals 3.0%
International Business
Machines Corp.	5,060	392,150
Dell Computer Corp.*	7,329	195,977

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   35

NOVA FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Hewlett-Packard Co.	4,074	$70,725
Gateway, Inc.*	21,198	66,562
Network Appliance,
Inc.*	3,834	38,340
Apple Computer, Inc.*	2,644	37,888
Lexmark International
Group, Inc.–
Class A*	602	36,421
EMC Corp./
Massachusetts*	5,354	32,874
Sun Microsystems,
Inc.*	10,501	32,658

Total Computers &
Peripherals		903,595

Semiconductor Equipment
& Products 2.6%
Intel Corp.	19,904	309,905
Texas Instruments,
Inc.	4,986	74,840
Novellus Systems,
Inc.*	2,195	61,636
Applied Materials,
Inc.*	4,087	53,254
LSI Logic Corp.*	8,694	50,164
Xilinx, Inc.*	2,413	49,708
National Semiconductor
Corp.*	1,924	28,879
Advanced Micro
Devices, Inc.*	3,634	23,476
Applied Micro
Circuits Corp.*	6,322	23,328
Nvidia Corp.*	2,001	23,031
Micron Technology,
Inc.*	2,352	22,908
Broadcom Corp.*	1,513	22,786
PMC-Sierra, Inc.*	4,084	22,707
Linear Technology
Corp.	283	7,279
Altera Corp.*	326	4,023

Total Semiconductor
Equipment & Products		777,924

		MARKET
		VALUE
	SHARES	(NOTE 1)

Communications Equipment 1.7%
Cisco Systems, Inc.*	21,849	$286,222
Qualcomm, Inc.*	1,940	70,597
Motorola, Inc.	5,131	44,383
Scientific-Atlanta, Inc.	3,058	36,268
Corning, Inc.*	7,420	24,560
JDS Uniphase Corp.*	9,419	23,265
CIENA Corp.*	4,404	22,636

Total Communications
Equipment		507,931

Electronic Equipment
& Instruments 0.9%
Perkinelmer, Inc.	9,764	80,553
Tektronix, Inc.*	3,521	64,047
Millipore Corp.*	1,019	34,646
Sanmina Corp.*	5,656	25,395
Solectron Corp.*	6,972	24,751
Waters Corp.*	843	18,361
Thermo Electron
Corp.*	695	13,983

Total Electronic Equipment
& Instruments		261,736

Office Electronics 0.4%
Xerox Corp.*	13,932	112,153

Total Office Electronics		112,153

Internet Software & Services 0.4%
Yahoo, Inc.*	6,510	106,438

Total Internet Software
& Services		106,438

IT Consulting & Services 0.2%
Unisys Corp.*	3,958	39,184
Electronic Data
Systems Corp.	1,304	24,033

Total IT Consulting
& Services		63,217

Total Information
Technology		3,983,220

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

HEALTH CARE 12.2%
Pharmaceuticals 7.7%
Pfizer, Inc.	18,484	$565,056
Johnson & Johnson	8,885	477,214
Merck & Co., Inc.	6,718	380,306
Wyeth	6,632	248,037
Abbott Laboratories .	3,846	153,840
Eli Lilly & Co.	2,288	145,288
Bristol-Myers
Squibb Co.	5,408	125,195
Schering-Plough
Corp.	4,551	101,032
Pharmacia Corp.	1,409	58,896
King Pharmaceuticals,
Inc.*	1,391	23,911

Total Pharmaceuticals		2,278,775

Health Care Equipment & Supplies 2.3%
St. Jude Medical, Inc.*	3,518	139,735
Guidant Corp.*	4,400	135,740
Boston Scientific
Corp.*	3,074	130,706
Zimmer Holdings,
Inc.*	2,759	114,554
Medtronic, Inc.	1,968	89,741
Baxter International,
Inc.	1,079	30,212
Biomet, Inc.	662	18,973
Stryker Corp.	206	13,827
Becton Dickinson
& Co.	53	1,626

Total Health Care Equipment
& Supplies		675,114

Health Care Providers & Services 1.5%
Cardinal Health, Inc. .	3,008	178,044
Quintiles Transnational
Corp.*	9,105	110,170
UnitedHealth Group,
Inc.	935	78,072
Tenet Healthcare
Corp.*	3,097	50,791
Healthsouth Corp.*	5,698	23,932
Cigna Corp.	512	21,053
WellPoint Health
Networks*	6	427

		MARKET
		VALUE
	SHARES	(NOTE1)

Total Health Care Providers
& Services		$462,489

Biotechnology 0.7%
Chiron Corp.*	3,039	114,266
Amgen, Inc.*	1,700	82,178
Genzyme Corp.-
General Division*	145	4,288

Total Biotechnology		200,732

Total Health Care		3,617,110

CONSUMER DISCRETIONARY 11.3%
Media 3.8%
Viacom, Inc.—
Class B*	5,270	214,805
Comcast Corp.—
Class A*	8,775	206,827
AOL Time Warner,
Inc.*	14,654	191,967
McGraw Hill Co., Inc.	1,997	120,699
The Walt Disney Co.	7,248	118,215
Univision Communications,
Inc.—Class A*	3,885	95,182
Interpublic Group of
Companies, Inc.	4,721	66,472
Clear Channel
Communications*	1,591	59,328
Omnicom Group, Inc.	394	25,452
TMP Worldwide,
Inc.*	2,047	23,152

Total Media		1,122,099

Multiline Retail 3.4%
Wal-Mart Stores, Inc.	13,283	670,924
J.C. Penney Holding
Co., Inc.	4,985	114,705
Federated Department
Stores*	3,718	106,930
Dillards, Inc.	5,699	90,386
Target Corp.	953	28,590
Kohls Corp.*	170	9,512

Total Multiline Retail		1,021,047

Specialty Retail 2.1%
Home Depot, Inc.	10,922	261,691
Lowe’s Co.	4,675	175,313

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   37

NOVA FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Autozone, Inc.*	1,579	$111,556
Office Depot, Inc.*	3,713	54,804
Circuit City Stores,
Inc.	3,196	23,714

Total Specialty Retail		627,078

Automobiles 0.6%
Harley-Davidson, Inc.	1,919	88,658
Ford Motor Co.	8,760	81,468

Total Automobiles		170,126

Household Durables 0.5%
Whirlpool Corp.	1,322	69,035
KB Home	1,193	51,120
Fortune Brands, Inc.	857	39,859

Total Household Durables		160,014

Auto Components 0.5%
Delphi Corp	13,772	110,865
The Goodyear Tire &
Rubber Co.	3,424	23,317

Total Auto Components		134,182

Internet & Catalog Retail 0.4%
eBay, Inc.*	1,671	113,327

Total Internet &
Catalog Retail		113,327

Total Consumer
Discretionary		3,347,873

INDUSTRIALS 9.5%
Industrial Conglomerates 2.5%
General Electric Co.	29,712	723,487
Tyco International,
Ltd.	1,657	28,302

Total Industrial
Conglomerates		751,789

Commercial Services & Supplies 2.1%
3M Co	1,258	155,111
Convergys Corp.*	8,000	121,200
First Data Corp	3,098	109,700
Apollo Group, Inc.*	1,324	58,256
H&R Block, Inc.	1,265	50,853
Automatic Data
Processing, Inc.	1,183	46,433

		MARKET
		VALUE
	SHARES	(NOTE 1)

Waste Management,
Inc.	1,508	$34,563
Concord EFS, Inc.*	2,180	34,313
Sabre Group
Holdings*	1,296	23,471

Total Commercial Services
& Supplies		633,900

Machinery 1.4%
Ingersoll-Rand Co.	2,730	117,554
Paccar, Inc.	2,451	113,065
Cummins Engine, Inc.	3,447	96,964
ITT Industries, Inc.	1,374	83,388
Danaher Corp.	72	4,730
Illinois Tool Works,
Inc.	15	973

Total Machinery		416,674

Road & Rail 1.2%
Union Pacific Corp.	2,496	149,435
Norfolk Southern
Corp.	4,901	97,971
Burlington Northern
Santa Fe Corp.	3,660	95,197

Total Road & Rail		342,603

Aerospace & Defense 0.7%
Raytheon Co.	4,668	143,541
Honeywell International,
Inc.	1,839	44,136
United Technologies
Corp.	441	27,315
General Dynamics
Corp.	86	6,826

Total Aerospace & Defense		221,818

Air Freight & Couriers 0.7%
United Parcel Service,
Inc.	2,604	164,260
FedEx Corp.	820	44,461
Ryder System, Inc.	577	12,948

Total Air Freight & Couriers		221,669

Electrical Equipment 0.7%
Rockwell Automation,
Inc.	4,336	89,799

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Molex, Inc.	3,201	$73,751
Emerson Electric Co.	613	31,171

Total Electrical Equipment		194,721

Airlines 0.2%
AMR Corp./Del*	3,698	24,407
Delta Air Lines, Inc.	1,964	23,764

Total Airlines		48,171

Total Industrials		2,831,345

CONSUMER STAPLES 7.7%
Beverages 2.9%
Coca-Cola Co.	7,413	324,838
PepsiCo., Inc.	5,289	223,301
Anheuser-Busch
Cos., Inc.	2,696	130,486
Coca-Cola Enterprises,
Inc.	5,387	117,006
Adolf Coors Co.–
Class B	1,151	70,499

Total Beverages		866,130

Household Products 1.9%
Procter & Gamble Co.	3,881	333,533
Kimberly-Clark Corp.	2,815	133,628
Colgate-Palmolive Co.	1,656	86,824

Total Household Products		553,985

Tobacco 1.3%
Philip Morris Cos.,
Inc.	6,313	255,866
RJ Reynolds Tobacco
Holdings, Inc.	2,935	123,593

Total Tobacco		379,459

Food & Drug Retailing 1.2%
Walgreen Co.	5,411	157,947
CVS Corp.	4,714	117,709
Sysco Corp.	2,466	73,462
Albertson’s, Inc.	1,032	22,972

Total Food & Drug Retailing		372,090

Personal Products 0.4%
Gillette Co.	3,694	112,150

Total Personal Products		112,150

		MARKET
		VALUE
	SHARES	(NOTE 1)

Food Products 0.0%
Sara Lee Corp.	262	$5,898

Total Food Products		5,898

Total Consumer Staples		2,289,712

ENERGY 4.9%
Oil & Gas 4.1%
Exxon Mobil Corp.	20,180	705,089
Anardarko Petroleum
Corp.	2,896	138,718
ChevronTexaco Corp.	1,647	109,493
Apache Corp.	1,918	109,307
Devon Energy Corp.	1,658	76,102
Burlington Resources,
Inc.	1,643	70,074
Williams Cos., Inc.	10,165	27,446

Total Oil & Gas		1,236,229

Energy Equipment & Services 0.8%
Transocean Sedco
Forex, Inc.	5,011	116,255
Schlumberger, Ltd.	1,466	61,704
Dynegy, Inc.	22,623	26,695
Centerpoint Energy,
Inc.	2,715	23,078

Total Energy Equipment
& Services		227,732

Total Energy		1,463,961

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication
Services 3.4%
Verizon Communications,
Inc.	8,148	315,735
SBC Communications,
Inc.	9,930	269,202
BellSouth Corp.	5,589	144,587
AT&T Corp.	2,297	59,975
Qwest Communications
International*	9,532	47,660
Alltel Corp.	929	47,379
Sprint Corp.–FON
Group	2,666	38,604
Avaya, Inc.*	10,489	25,698

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   39

NOVA FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Lucent Technologies,
Inc.*	18,170	$22,894
CenturyTel, Inc.	424	12,457
Citizens Communications
Co.*	843	8,894

Total Diversified
Telecommunication Services		993,085

Wireless Telecommunication
Services 0.3%
AT&T Wireless
Services, Inc.*	8,086	45,686
Sprint PCS Group*	8,083	35,404
Nextel Communications,
Inc.*	744	8,593

Total Wireless
Telecommunication Services		89,683

Total Telecommunication
Services		1,082,768

UTILITIES 2.9%
Electric Utilities 1.4%
FirstEnergy Corp.	3,970	130,891
Edison International*.	7,002	82,974
Allegheny Energy, Inc.	5,054	38,208
American Electric
Power Co., Inc.	1,309	35,775
PP&L Corp.	985	34,160
Calpine Corp.*	7,420	24,189
AES Corp.*	7,822	23,622
XCEL Energy, Inc.	2,105	23,155
The Southern Co.	752	21,349

Total Electric Utilities		414,323

Multi-Utilities 1.0%
Duke Energy Corp.	7,662	149,716
Mirant Corp.*	37,378	70,644
CMS Energy Corp.	2,547	24,044
McDermott
International, Inc.*	5,366	23,503
TXU Corp.	1,246	23,275

Total Multi-Utilities		291,182

		MARKET
		VALUE
	SHARES	(NOTE 1)

Gas Utilities 0.5%
Sempra Energy	4,149	$98,124
Nicor, Inc.	1,103	37,535
El Paso Corp.	3,301	22,975

Total Gas Utilities		158,634

Total Utilities		864,139

MATERIALS 2.2%
Chemicals 1.5%
Dow Chemical Co.	6,094	180,992
Sigma-Aldrich Corp.	1,833	89,267
Rohm & Haas Co.	2,590	84,123
E.I. Du Pont de
Nemours & Co.	1,307	55,417
Hercules, Inc.*	5,155	45,364

Total Chemicals		455,163

Metals & Mining 0.6%
United States Steel
Corp.	7,359	96,550
Worthington
Industries	3,920	59,741
Allegheny Technologies,
Inc.	3,740	23,300

Total Metals & Mining		179,591

Containers & Packaging 0.1%
Ball Corp.	213	10,903
Sealed Air Corp.*	9	336

Total Containers &
Packaging		11,239

Total Materials		645,993

Total Common Stocks
(Cost $24,100,508)		25,006,913

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 6.7%
Fannie Mae
1.28% due 01/02/03	$1,000,000	$1,000,000
Farmer Mac
1.25% due 03/28/03	1,000,000	997,048

Total Federal Agency Discount Notes
(Cost $1,997,048)		1,997,048

Bank Notes 3.4%
World Bank Discount Note
1.22% due 01/27/03	1,000,000	999,153

Total Bank Notes
(Cost $999,153)		999,153

	CONTRACTS
Options Purchased 0.9%
Call Options on:
March 2003 S&P 500
Futures Contracts,
Expiring March 2003
with strike price of 500	3	283,725
Put Options on:
January 2003 S&P 500
Futures Contracts,
Expiring January 2003
with strike price of 450	200	—

Total Options Purchased
(Cost $297,476)		283,725

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 4.8%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$337,827	$337,827
0.95% due 01/02/03	337,827	337,827
1.10% due 01/02/03	745,221	745,221

Total Repurchase Agreements
(Cost $1,420,875)		1,420,875

Total Investments 100%
(Cost $28,815,060)		$29,707,714

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $24,826,100)	113	$(428,525)

See Notes to Financial Statements.

ANNUAL REPORT   41

URSA FUND

SCHEDULE OF INVESTMENTS  December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 36.4%
Fannie Mae
1.27% due
01/15/03	$5,000,000	$4,997,707
Farmer Mac
1.25% due
03/28/03	4,000,000	3,988,194
Sallie Mae
1.22% due
01/03/03	5,000,000	4,999,831

Total Federal Agency Discount Notes
(Cost $13,985,732)		13,985,732

Bank Notes 13.0%
World Bank Discount Note
1.25% due
01/17/03	5,000,000	4,997,396

Total Bank Notes
(Cost $4,997,396)		4,997,396

	CONTRACTS
Options Purchased 2.2%
Put Options on:
March 2003 S&P 500
Futures Contracts
Expiring March 2003
with strike price
of 1300	8	841,400
Call Options on:
January 2003 S&P 500
Futures Contracts
Expiring January 2003
with strike price
of 1250	150	—

		MARKET
		VALUE
	CONTRACTS	(NOTE 1)

March 2003 S&P 500
Futures Contracts
Expiring March 2003
with strike price
of 1350	25	$—

Total Options Purchased
(Cost $803,074)		841,400

	FACE
	AMOUNT

Repurchase Agreements 48.4%
Repurchase Agreement (Note 3)
1.30% due
01/02/03	$4,419,973	4,419,973
0.95% due
01/02/03	4,419,973	4,419,973
1.10% due
01/02/03	9,750,142	9,750,142

Total Repurchase Agreements
(Cost $18,590,088)		$18,590,088

Total Investments 100%
(Cost $38,376,290)		$38,414,616

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
March 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $34,492,900)	157	$419,863

See Notes to Financial Statements.

This page intentionally left blank.

ANNUAL REPORT   43

OTC FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 94.6%

INFORMATION TECHNOLOGY 55.7%
Software 23.7%
Microsoft Corp.*	183,500	$9,486,950
Oracle Corp.*	214,900	2,320,920
Intuit, Inc.*	27,500	1,290,300
Electronic Arts, Inc.*†	19,500	970,515
Peoplesoft, Inc.*	41,000	750,300
Symantec Corp.*	16,400	663,380
Veritas Software
Corp.*†	42,000	656,040
Adobe Systems, Inc.	21,000	523,110
Mercury Interactive
Corp.*†	13,600	403,240
BEA Systems, Inc.*†	34,600	396,862
Check Point Software
Technologies, Ltd.*†	20,900	271,073
Siebel Systems, Inc.*	29,300	219,164
Citrix Systems, Inc.*†	17,400	214,368
Compuware Corp.*	33,800	162,240

Total Software		18,328,462

Semiconductor Equipment
& Products 14.6%
Intel Corp.	229,100	3,567,087
Maxim Integrated
Products, Inc.†	44,600	1,473,584
Applied Materials,
Inc.*	84,500	1,101,035
Linear Technology
Corp.	42,300	1,087,956
Xilinx, Inc.*	44,600	918,760
Kla-Tencor Corp.*†	22,400	792,288
Altera Corp.*	56,300	694,742
Novellus Systems,
Inc.*†	16,700	468,936
Microchip Technology,
Inc.	16,200	396,090
QLogic Corp.*†	9,500	327,845
Nvidia Corp.*†	15,100	173,801
Broadcom Corp.*†	10,100	152,106
RF Micro Devices,
Inc.*†	16,000	117,280

Total Semiconductor Equipment
& Products		11,271,510

		MARKET
		VALUE
	SHARES	(NOTE 1)

Communications Equipment 10.3%
Qualcomm, Inc.*†	93,100	$3,387,909
Cisco Systems, Inc.*	256,500	3,360,150
JDS Uniphase Corp.*	133,600	329,992
CIENA Corp.*	44,500	228,730
Tellabs, Inc.*†	28,800	209,376
ADC Telecommunications,
Inc.*	78,900	164,901
Juniper Networks,
Inc.*†	19,400	131,920
Brocade Communications
Systems, Inc.*†	28,200	116,748
Telefonaktiebolaget
LM Ericsson
ADR*	6,930	46,708

Total Communications
Equipment		7,976,434

Computers & Peripherals 5.3%
Dell Computer
Corp.*	94,300	2,521,582
Apple Computer,
Inc.*	52,200	748,026
Sun Microsystems,
Inc.*	147,100	457,481
Network Appliance,
Inc.*†	37,500	375,000

Total Computers &
Peripherals		4,102,089

Internet Software & Services 0.9%
Yahoo, Inc.*†	32,900	537,915
VeriSign, Inc.*†	26,300	210,926

Total Internet Software
& Services		748,841

Electronic Equipment
& Instruments 0.9%
Flextronics International,
Ltd.*	62,000	507,780
Sanmina Corp.*	37,891	170,131

Total Electronic Equipment
& Instruments		677,911

Total Information
Technology		43,105,247

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at December 31, 2002—See Note 9.
ADR—American Depository Receipt

See Notes to Financial Statements.

OTC FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

CONSUMER DISCRETIONARY 14.6%
Media 4.7%
Comcast Corp.—
Class A*†	92,000	$2,168,440
Echostar Communications
Corp.*†	23,800	529,788
PanAmSat Corp.*†	19,200	281,088
Pixar, Inc.*	4,800	254,352
Lamar Advertising
Co.*	7,400	249,010
TMP Worldwide,
Inc.*	12,900	145,899

Total Media		3,628,577

Internet & Catalog Retail 3.6%
eBay, Inc.*†	21,000	1,424,220
USA Interactive*†	41,100	939,546
Amazon.com, Inc.*† .	22,100	417,469

Total Internet &
Catalog Retail		2,781,235

Specialty Retail 3.5%
Bed Bath & Beyond,
Inc.*	37,000	1,277,610
Staples, Inc.*	29,300	536,190
CDW Computer
Centers, Inc.*†	8,300	363,955
Ross Stores, Inc	7,100	300,969
Petsmart, Inc.*	13,494	231,152

Total Specialty Retail		2,709,876

Hotels Restaurants & Leisure 1.3%
Starbucks Corp.*†	50,100	1,021,038

Total Hotels Restaurants
& Leisure		1,021,038

Multiline Retail 1.2%
Costco Wholesale
Corp.*	22,900	642,574
Dollar Tree Stores,
Inc.*†	10,500	257,985

Total Multiline Retail		900,559

Auto Components 0.3%
Gentex Corp.*	7,276	230,213

Total Auto Components		230,213

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Consumer
Discretionary		$11,271,498

HEALTH CARE 14.1%
Biotechnology 10.1%
Amgen, Inc.*†	56,555	2,733,869
Chiron Corp.*†	24,500	921,200
Genzyme Corp.-
General Division*†	25,900	765,863
Biogen, Inc.*†	17,300	693,038
Medimmune, Inc.*	24,800	673,816
Gilead Sciences, Inc.*†	17,800	605,200
Idec Pharmaceuticals
Corp.*†	16,100	534,037
Millennium Pharmaceuticals,
Inc.*†	31,500	250,110
Cephalon, Inc.*†	4,700	228,739
Invitrogen Corp.*	5,200	162,916
ICOS Corp.*†	5,500	128,755
Human Genome
Sciences, Inc.*†	13,800	121,578

Total Biotechnology		7,819,121

Health Care Providers
& Services 1.7%
Lincare Holdings,
Inc.*†	9,900	313,038
Express Scripts, Inc.*†	6,200	297,848
Patterson Dental Co.*	6,600	288,684
First Health Group
Corp.*†	9,400	228,890
Henry Schein, Inc.*	3,800	171,000

Total Health Care Providers
& Services		1,299,460

Health Care Equipment & Supplies 1.5%
Biomet, Inc.	32,700	937,182
Dentsply International,
Inc.	6,700	249,501

Total Health Care Equipment
& Supplies		1,186,683

Pharmaceuticals 0.8%
Teva Pharmaceutical
Industries†	15,600	602,316

Total Pharmaceuticals		602,316

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at December 31, 2002—See Note 9.

See Notes to Financial Statements.

ANNUAL REPORT    45

OTC FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Health Care		$10,907,580

INDUSTRIALS 6.7%
Commercial Services & Supplies 4.2%
Paychex, Inc.	33,400	931,860
Cintas Corp.	18,600	850,950
Fiserv, Inc.*	22,500	763,875
Apollo Group, Inc.*†	16,000	704,000

Total Commercial Services
& Supplies		3,250,685

Machinery 0.7%
Paccar, Inc.†	11,800	544,334

Total Machinery		544,334

Air Freight & Couriers 0.7%
Expeditors International
Washington, Inc.	9,175	299,564
C.H. Robinson Worldwide,
Inc.	7,700	240,240

Total Air Freight & Couriers		539,804

Electrical Equipment 0.5%
Molex, Inc.†	17,200	396,288

Total Electrical Equipment		396,288

Trading Companies & Distributors 0.3%
Fastenal Co.†	6,600	246,774

Total Trading Companies
& Distributors		246,774

Airlines 0.3%
RyanAir Holdings
PLC ADR*	5,600	219,296

Total Airlines		219,296

Total Industrials		5,197,181

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication
Services 1.7%
Nextel Communications,
Inc.*†	113,100	1,306,305

Total Wireless Telecommunication
Services		1,306,305

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Telecommunication
Services		$1,306,305

MATERIALS 0.8%
Containers & Packaging 0.5%
Smurfit-Stone
Container Corp.*	22,900	352,454

Total Containers &
Packaging		352,454

Chemicals 0.3%
Sigma-Aldrich Corp.†	5,000	243,500

Total Chemicals		243,500

Total Materials		595,954

UTILITIES 0.4%
Electric Utilities 0.4%
American Power
Conversion Corp.*	18,300	277,245

Total Electric Utilities		277,245

Total Utilities		277,245

CONSUMER STAPLES 0.3%
Food & Drug Retailing 0.3%
Whole Foods
Market, Inc.*	5,220	275,251

Total Food & Drug Retailing		275,251

Total Consumer Staples		275,251

ENERGY 0.3%
Energy Equipment & Services 0.3%
Patterson-Uti
Energy, Inc.*†	8,000	241,360

Total Energy Equipment
& Services		241,360

Total Energy		241,360

Total Common Stocks
(Cost $60,424,584)		73,177,621

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at December 31, 2002—See Note 9.
ADR—American Depository Receipt
See Notes to Financial Statements.

OTC FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 1.0%
Fannie Mae
1.23% due 01/21/03	$400,000	$399,740
Federal Home Loan Bank
1.22% due 01/17/03	400,000	399,797

Total Federal Agency Discount Notes
(Cost $799,537)		799,537

Bank Notes 0.7%
World Bank Discount Note
1.22% due 01/27/03	500,000	499,576

Total Bank Notes(Cost $499,576)		499,576

Repurchase Agreements 3.7%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	678,652	678,652
0.95% due 01/02/03	678,652	678,652
1.10% due 01/02/03	1,497,056	1,497,056

Total Repurchase Agreements
(Cost $2,854,360)		2,854,360

Total Investments 100%
(Cost $64,578,057)		$77,331,094

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 Nasdaq 100 Futures Contract
(Aggregate Market Value of Contracts $4,531,000)	46	$(247,144)

See Notes to Financial Statements.

ANNUAL REPORT  47

ARKTOS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	MOUNT	(NOTE 1)

Federal Agency Discount Notes 30.5%
Fannie Mae
1.28% due 01/02/03	$2,000,000	$2,000,000
Freddie Mac
1.15% due 01/07/03	1,300,000	1,299,793
Sallie Mae
1.22% due 01/03/03	3,000,000	2,999,898

Total Federal Agency Discount Notes
(Cost $6,299,691)		6,299,691

Bank Notes 9.7%
World Bank Discount Note
1.22% due 01/27/03	2,000,000	1,998,306

Total Bank Notes
(Cost $1,998,306)		1,998,306

	CONTRACTS

Options Purchased 0.0%
Call Options on:
January 2003 Nasdaq 100
Futures Contracts,
Expiring January 2003
with strike price of 1500	25	—

Total Options Purchased
(Cost $775)		—

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 59.8%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$2,933,203	$2,933,203
0.95% due 01/02/03	2,933,203	2,933,203
1.10% due 01/02/03	6,470,434	6,470,434

Total Repurchase Agreements
(Cost $12,336,840)		12,336,840

Total Investments 100%
(Cost $20,635,612)		$20,634,837

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
March 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $2,167,000)	22	$61,604

	UNITS

Equity Index Swap Agreement
February 2003 Nasdaq 100 Index Swaps, Maturing 02/06/03*
(Total Notional Market Value $23,531,285)	22,389	$632,910

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

TITAN 500 FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 34.9%
Federal Home Loan Bank
1.22% due 01/17/03	$700,000	$699,644
Freddie Mac
1.15% due 01/07/03	700,000	699,888

Total Federal Agency Discount Notes
(Cost $1,399,532)		1,399,532

	CONTRACTS

Options Purchased 26.0%
Call Options on:
March 2003 S&P 500 Futures Contracts
Expiring March 2003 with strike price of 500	11	1,040,325
Put Options on:
January 2003 S&P 500 Futures Contracts
Expiring January 2003 with strike price of 550	100	—

Total Options Purchased
(Cost $1,075,644)		1,040,325

	FACE
	AMOUNT

Repurchase Agreements 39.1%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$372,510	372,510
0.95% due 01/02/03	372,510	372,510
1.10% due 01/02/03	821,731	821,731

Total Repurchase Agreements
(Cost $1,566,751)		1,566,751

Total Investments 100%
(Cost $4,041,927)		$4,006,608

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $1,318,200)	6	$1,914
March 2003 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $483,313)	11	(9,880)

Total Futures Contracts Purchased		$(7,966)

See Notes to Financial Statements.

ANNUAL REPORT 49

VELOCITY 100 FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	MOUNT	(NOTE 1)

Federal Agency Discount Notes 68.6%
Federal Home Loan Bank
0.75% due 01/02/03	$300,000	$300,000
Federal Farm Credit Bank
1.05% due 01/03/03	300,000	299,992
Freddie Mac
1.15% due 01/07/03	300,000	299,952

Total Federal Agency Discount Notes
(Cost $899,944)		899,944

	CONTRACTS

Options Purchased 0.0%
Put Options on:
January 2003 Nasdaq 100
Futures Contracts Expiring
January 2003 with strike
price of 550	10	100

Total Options Purchased
(Cost $460)		100

		MARKET
	FACE	VALUE
	MOUNT	(NOTE 1)

Repurchase Agreements 31.4%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$98,002	$98,002
0.95% due 01/02/03	98,002	98,002
1.10% due 01/02/03	216,186	216,186

Total Repurchase Agreements
(Cost $412,190)
		412,190

Total Investments 100%
(Cost $1,312,594)		$1,312,234

		NREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $788,000)	8	$(43,159)
March 2003 Nasdaq 100 Mini Futures Contracts
(Aggregate Market Value of Contracts $118,260)	6	(2,480)

Total Futures Contracts Purchased		$(45,639)

	UNITS

Equity Index Swap Agreement
February 2003 Nasdaq 100 Index Swap, Maturing 02/08/03*
(Total Notional Market Value $5,383,219)	4,039	$(65,126)

* Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 94.2%
FINANCIALS 17.3%
Banks 9.3%
Sovereign Bancorp,
Inc.	3,730	$52,406
National Commerce
Financial Corp.	2,120	50,562
NewYork Community
Bancorp, Inc.	1,550	44,764
Hibernia Corp.	2,020	38,905
Webster Financial
Corp.	1,080	37,584
M & T Bank Corp.	450	35,707
Provident Financial
Group	1,270	33,058
Investors Financial
Services Corp.	1,190	32,594
Greenpoint Financial
Corp.	660	29,819
Independence Community
Bank Corp.	1,160	29,441
Compass Bancshares,
Inc.	850	26,580
TCF Financial Corp.	500	21,845
Commerce Bancorp,
Inc./NJ	470	20,299
Associated Banc-Corp.	500	16,970
City National Corp.	340	14,957
Colonial Bancgroup,
Inc.	800	9,544

Total Banks		495,035

Insurance 4.3%
Everest Re
Group, Ltd.	820	45,346
Fidelity National
Financial, Inc.	1,200	39,396
Radian Group, Inc.	710	26,376
Amerus Group Co.	740	20,920
The PMI Group, Inc.	690	20,728
HCC Insurance
Holdings, Inc.	800	19,680
Old Republic
International Corp.	660	18,480

		MARKET
		VALUE
	SHARES	(NOTE 1)

American Financial
Group, Inc.	620	$14,303
Protective Life Corp.	450	12,384
Stancorp Financial
Group, Inc.	160	7,816
Allmerica Financial
Corp.*	420	4,242

Total Insurance		229,671

Diversified Financials 3.2%
Legg Mason, Inc.	960	46,598
SEI Investments Co.	810	22,016
LaBranche & Co.,
Inc.*	720	19,181
Neuberger Berman,
Inc.	550	18,419
A.G. Edwards, Inc.	510	16,810
Eaton Vance Corp.	430	12,147
Waddell & Reed
Financial, Inc.	530	10,425
Investment Technology
Group, Inc.*	400	8,944
E*Trade Group, Inc.*	1,760	8,554
Metris Companies,
Inc.	1,750	4,323
Americredit Corp.*	550	4,257

Total Diversified Financials		171,674

Real Estate 0.5%
Hospitality Properties
Trust	710	24,992

Total Real Estate		24,992

Total Financials		921,372

CONSUMER DISCRETIONARY 15.4%
Hotels Restaurants & Leisure 3.9%
CBRL Group, Inc.	1,320	39,772
Outback Steakhouse,
Inc.	880	30,307
Brinker International,
Inc.*	750	24,187
Park Place Entertainment
Corp.*	2,690	22,596
Mandalay Resort
Group*	530	16,223

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  51

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Krispy Kreme
Doughnuts, Inc.*	470	$15,872
Papa John’s International,
Inc.*	540	15,055
Six Flags, Inc.*	2,170	12,391
International Speedway
Corp.—Class A	320	11,933
Bob Evans Farms, Inc.	290	6,772
Extended Stay
America, Inc.*	440	6,490
The Cheesecake
Factory*	100	3,615
GTECH Holdings
Corp.*	100	2,786

Total Hotels Restaurants
& Leisure		207,999

Specialty Retail 3.9%
Williams-Sonoma,
Inc.*	1,420	38,553
CDW Computer
Centers, Inc.*	760	33,326
Payless Shoesource,
Inc.*	620	31,911
Ross Stores, Inc.	590	25,010
Petsmart, Inc.*	820	14,047
Abercrombie &
Fitch Co.*	670	13,708
Barnes & Noble, Inc.*	620	11,203
Carmax, Inc.*	620	11,086
Borders Group, Inc.*	670	10,787
Copart, Inc.*	640	7,578
United Rentals, Inc.*	390	4,196
Claire’s Stores, Inc.	150	3,311
Michaels Stores, Inc.*	80	2,504

Total Specialty Retail		207,220

Media 3.6%
Washington Post Co. .	90	66,420
Belo Corp. Com Ser A	1,860	39,655
Westwood One, Inc.*	620	23,163
Entercom Communications
Corp.*	400	18,768
Harte-Hanks, Inc.	770	14,376
Emmis Communications
Corp.—Class A* .	530	11,040

		MARKET
		VALUE
	SHARES	(NOTE 1)

Hispanic Broadcasting
Corp.*	500	$10,275
Media General, Inc.	90	5,396
Macrovision Corp.*	260	4,170

Total Media		193,263

Auto Components 1.3%
Borg Warner Automotive,
Inc.	350	17,647
Gentex Corp.*	540	17,085
Superior Industries
International	340	14,062
Federal Signal Corp.	530	10,293
Bandag, Inc. Class B	120	4,642
Modine Manufacturing
Co.	240	4,243

Total Auto Components		67,972

Textiles & Apparel 0.9%
Coach, Inc.*	790	26,007
Unifi, Inc.*	1,870	9,817
Timberland Co.—
Class A*	260	9,259

Total Textiles & Apparel		45,083

Multiline Retail 0.6%
BJ’s Wholesale Club,
Inc.*	1,060	19,398
Neiman-Marcus
Group, Inc.*	310	9,421
Saks, Inc.*	470	5,518

Total Multiline Retail		34,337

Leisure Equipment & Products 0.6%
Callaway Golf Co.	2,450	32,462

Total Leisure Equipment
& Products		32,462

Household Durables 0.6%
Mohawk Industries,
Inc.*	460	26,197
Furniture Brands
International, Inc.*	240	5,724

Total Household Durables		31,921

Total Consumer
Discretionary		820,257

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

INFORMATION TECHNOLOGY 13.5%
Software 3.9%
Symantec Corp.*	1,000	$40,450
Sybase, Inc.*	2,460	32,964
Network Associates,
Inc.*	1,380	22,204
Cadence Design
Systems, Inc.*	1,760	20,750
Henry (Jack) &
Associates	1,200	14,448
Reynolds & Reynolds
Co.—Class A	540	13,754
RSA Security, Inc.*	2,070	12,399
Macromedia, Inc.*	1,010	10,756
National Instruments
Corp.*	300	9,747
Advent Software*	490	6,679
Activision, Inc.*	420	6,128
Legato Systems, Inc.*	860	4,326
Wind River Systems*	1,020	4,182
Mentor Graphics
Corp.*	530	4,166
Transaction Systems
Architects, Inc.*	430	2,795
Synopsys, Inc.*	30	1,385

Total Software		207,133

Semiconductor Equipment
& Products 3.7%
Microchip Technology,
Inc.	1,280	31,296
Intersil Corp.*	1,890	26,346
Lattice Semiconductor
Corp.*	2,650	23,240
Fairchild Semiconductor
International, Inc.*	1,190	12,745
Integrated Device
Technology, Inc.*	1,490	12,471
RF Micro Devices,
Inc.*	1,630	11,948
Atmel Corp.*	4,530	10,102
Semtech Corp.*	900	9,828
Lam Research Corp.*	860	9,288

		MARKET
		VALUE
	SHARES	(NOTE 1)

International Rectifier
Corp.*	500	$9,230
Cypress Semiconductor
Corp.*	1,570	8,980
Cabot Microelectronics
Corp.*	160	7,552
Credence Systems
Corp.*	620	5,785
Triquint Semiconductor,
Inc.*	1,200	5,088
LTX Corp.*	690	4,161
Micrel, Inc.*	450	4,041
Cirrus Logic, Inc.*	1,400	4,032
FEI Co.*	130	1,988

Total Semiconductor Equipment
& Products		198,121

Electronic Equipment &
Instruments 2.1%
Diebold, Inc.	1,170	48,227
Vishay Intertech, Inc.*	2,220	24,819
Plexus Corp.*	1,430	12,555
Arrow Electronics,
Inc.*	730	9,337
Varian, Inc.*	240	6,886
Avnet, Inc.*	520	5,632
Tech Data Corp.*	110	2,966

Total Electronic Equipment
& Instruments		110,422

Communications Equipment 1.5%
3Com Corp.*	3,900	18,057
McData Corp.*	1,950	13,845
Polycom, Inc.*	1,150	10,948
Powerwave Technologies,
Inc.*	1,640	8,856
Advanced Fibre
Communications*	500	8,340
Harris Corp.	200	5,260
Plantronics, Inc.*	280	4,237
Commscope, Inc.*	520	4,108
Avocent Corp.*	170	3,777

Total Communications
Equipment		77,428

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   53

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

IT Consulting & Services 1.4%
Affiliated Computer
Services, Inc.—
Class A*	930	$48,964
Keane, Inc.*	1,140	10,249
Acxiom Corp.*	460	7,075
Sykes Enterprises*	1,310	4,297
Gartner Group, Inc.—
Class B*	190	1,795
Titan Corp.*	50	520

Total IT Consulting &
Services		72,900

Computers & Peripherals 0.7%
Storage Tehnology
Corp.*	750	16,065
Sandisk Corp.*	600	12,180
Infocus Corp.*	700	4,312
Quantum Corp.*	1,560	4,165
Imation Corp.*	90	3,157

Total Computers &
Peripherals		39,879

Internet Software & Services 0.2%
Internet Security
Systems, Inc.*	490	8,982
Retek, Inc.*	1,640	4,461

Total Internet Software
& Services		13,443

Total Information
Technology		719,326

HEALTH CARE 12.3%
Health Care Providers & Services 4.7%
Omnicare, Inc.	1,690	40,273
Express Scripts, Inc.*	770	36,991
Health Net, Inc.*	1,320	34,848
Quest Diagnostics,
Inc.*	600	34,140
Pacificare Health Systems,
Inc.—Class A*	890	25,009
Lincare Holdings,
Inc.*	790	24,980
First Health Group
Corp.*	770	18,749

		MARKET
		VALUE
	SHARES	(NOTE 1)

AdvancePCS*	660	$14,659
Covance, Inc.*	410	10,082
Apria Healthcare
Group, Inc.*	380	8,451
Triad Hospitals, Inc.*	100	2,983
Universal Health Services,
Inc.—Class B*	60	2,706

Total Health Care Providers
& Services		253,871

Health Care Equipment & Supplies 3.0%
Hillenbrand
Industries, Inc.	660	31,885
Steris Corp.*	1,250	30,312
Apogent Technologies,
Inc.*	1,450	30,160
Dentsply International,
Inc.	530	19,737
Varian Medical
Systems, Inc.*	380	18,848
Beckman Coulter, Inc.	360	10,627
Visx, Inc.*	1,080	10,346
Cytyc Corp.*	640	6,528

Total Health Care Equipment
& Supplies		158,443

Biotechnology 2.9%
Gilead Sciences, Inc.*	2,060	70,040
Idec Pharmaceuticals
Corp.*	1,190	39,472
Charles River Laboratories
International, Inc.*	690	26,551
Incyte Genomics,
Inc.*	2,310	10,534
Protein Design
Labs, Inc.*	500	4,250
Millennium Pharmaceuticals,
Inc.*	520	4,129

Total Biotechnology		154,976

Pharmaceuticals 1.7%
Sepracor, Inc.*	2,630	25,432
Sicor, Inc.*	1,160	18,386
Mylan Laboratories,
Inc.	390	13,611

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

IVAX Corp.*	1,030	$12,494
Barr Laboratories,
Inc.*	130	8,462
Perrigo Corp.*	610	7,411
ICN Pharmaceuticals,
Inc.	380	4,146

Total Pharmaceuticals		89,942

Total Health Care		657,232

INDUSTRIALS 12.1%
Commercial Services & Supplies 4.9%
DST Systems, Inc.*	970	34,484
Herman Miller, Inc.	1,830	33,672
Choicepoint, Inc.*	680	26,853
Republic Services,
Inc.*	1,040	21,819
Manpower, Inc.	610	19,459
Viad Corp.	800	17,880
The Bisys Group,
Inc.*	1,020	16,218
Ceridian Corp.*	1,020	14,708
Dun & Bradstreet
Corp.*	380	13,106
Pittston Company
Brinks Group	530	9,794
Hon Industries	340	9,615
MPS Group, Inc.*	1,530	8,476
Checkfree Corp.*	460	7,361
Education Management
Corp.*	190	7,144
Rollins, Inc.	280	7,126
Korn/Ferry
International*	770	5,760
Kelly Services, Inc.	180	4,448
CSG Systems
International, Inc.*	310	4,232
Wallace Computer
Services, Inc.	40	860

Total Commercial Services
& Supplies		263,015

Machinery 2.2%
Kennametal, Inc.	970	33,446
Kaydon Corp.	900	19,089

		MARKET
		VALUE
	SHARES	(NOTE 1)

SPX Corp.*	410	$15,355
Pentair, Inc.	420	14,511
Flowserve Corp.*	810	11,980
Harsco Corp.	360	11,480
Donaldson
Company, Inc.	270	9,720
Albany International
Corp.	50	1,033

Total Machinery		116,614

Road & Rail 1.1%
Gatx Corp.	1,430	32,633
Swift Transportation
Co., Inc.*	1,240	24,822

Total Road & Rail		57,455

Aerospace & Defense 1.0%
L-3 Communications
Holdings, Inc.*	1,000	44,910
Precision Castparts
Corp.	370	8,973

Total Aerospace & Defense		53,883

Electrical Equipment 0.9%
Energizer Holdings,
Inc.*	1,300	36,270
Hubbell, Inc.—Class B	220	7,731
Ametek, Inc.	50	1,924

Total Electrical Equipment		45,925

Air Freight & Couriers 0.8%
JB Hunt Transport
Services, Inc.*	560	16,408
C.H. Robinson
Worldwide, Inc.	500	15,600
EGL, Inc.*	500	7,125
CNF Transportation,
Inc.	170	5,651

Total Air Freight & Couriers		44,784

Industrial Conglomerates 0.6%
Teleflex, Inc.	560	24,018
Carlisle Cos., Inc.	150	6,207

Total Industrial
Conglomerates		30,225

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 55

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Construction & Engineering 0.4%
Jacobs Engineering
Group*	400	$14,240
Granite Construction.	310	4,805
Quanta Services, Inc.*	1,230	4,305

Total Construction &
Engineering		23,350

Building Products 0.2%
York International
Corp.	390	9,972

Total Building Products		9,972

Total Industrials		645,223

UTILITIES 7.0%
Electric Utilities 3.4%
Hawaiian Electric
Industries	870	38,263
Northeast Utilities	2,310	35,043
Pepco Holdings, Inc.	1,100	21,329
OGE Energy Corp.	1,190	20,944
NSTAR	360	15,980
Allete	660	14,969
Wisconsin Energy
Corp.	350	8,820
WPS Resources Corp.	210	8,152
Cleco Corp.	510	7,140
Idacorp	260	6,456
PNM Resources, Inc.	160	3,811

Total Electric Utilities		180,907

Multi-Utilities 3.3%
Energy East Corp.	2,030	44,843
National Fuel Gas Co.	1,810	37,521
Vectren Corp.	950	21,850
Oneok, Inc.	910	17,472
Questar Corp.	530	14,745
Equitable Resources,
Inc.	410	14,366
Mdu Resources
Group, Inc.	410	10,582
Sierra Pacific
Resources	1,190	7,735
Aquila, Inc.	2,490	4,407

Total Multi-Utilities		173,521

		MARKET
		VALUE
	SHARES	(NOTE 1)

Gas Utilities 0.2%
AGL Resources, Inc.	390	$9,477

Total Gas Utilities		9,477

Water Utilities 0.1%
American Water
Works, Inc.	170	7,732

Total Water Utilities		7,732

Total Utilities		371,637

ENERGY 6.4%
Energy Equipment & Services 3.3%
Tidewater, Inc.	1,240	38,564
Varco International,
Inc.*	1,840	32,016
Ensco International,
Inc.	880	25,916
Smith International,
Inc.*	560	18,267
National-Oilwell,
Inc.*	660	14,415
Cooper Cameron
Corp.*	270	13,451
Hanover Compressor
Co.*	1,370	12,577
Weatherford
International, Ltd.*	300	11,979
Helmerich &
Payne, Inc.	190	5,303
FMC Technologies,
Inc.*	180	3,677

Total Energy Equipment
& Services		176,165

Oil & Gas 2.9%
Valero Energy Corp.	1,470	54,302
XTO Energy, Inc.	1,560	38,532
Forest Oil Corp.*	690	19,079
Murphy Oil Corp.	380	16,283
Ocean Energy, Inc.	690	13,779
Western Gas
Resources, Inc.	280	10,318

Total Oil & Gas		152,293

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Electric Utilities 0.2%
Westar Energy, Inc.	1,100	$10,890

Total Electric Utilities		10,890

Total Energy		339,348

CONSUMER STAPLES 4.8%
Food Products 2.3%
Dean Foods Co.*	1,350	50,085
Tyson Foods, Inc.—
Class A	3,820	42,860
Sensient Technologies
Corp.	1,040	23,369
Interstate Bakeries
Corp.	300	4,575

Total Food Products		120,889

Beverages 1.0%
PepsiAmericas, Inc.	2,100	28,203
Constellation
Brands, Inc.*	950	22,524

Total Beverages		50,727

Hotels Restaurants & Leisure 0.7%
Dreyers Grand
Ice Cream	560	39,738

Total Hotels Restaurants
& Leisure		39,738

Household Products 0.7%
Dial Corp.	1,730	35,240
Church & Dwight
Co., Inc.	90	2,739

Total Household Products		37,979

Tobacco 0.1%
Universal Corp. Va	170	6,283

Total Tobacco		6,283

Total Consumer Staples		255,616

MATERIALS 4.8%
Chemicals 2.5%
Ferro Corp.	840	20,521
Lyondell Chemical
Co.	1,490	18,834

		MARKET
		VALUE
	SHARES	(NOTE 1)

IMC Global, Inc.	1,560	$16,645
Crompton Corp.	2,360	14,042
Cabot Corp.	410	10,881
Valspar Corp.	210	9,278
Lubrizol Corp.	300	9,150
RPM, Inc.	590	9,015
Minerals Technologies,
Inc.	190	8,199
Cytec Industries, Inc.*	300	8,184
Solutia, Inc.	1,130	4,102
Albemarle Corp.	40	1,138

Total Chemicals		129,989

Metals & Mining 1.2%
Peabody Energy Corp.	1,190	34,783
AK Steel
Holding Corp.*	3,350	26,800
Carpenter Technology
Corp.	340	4,233

Total Metals & Mining		65,816

Paper & Forest Products 0.6%
Rayonier, Inc.	630	28,507
Wausau-Mosinee
Paper Corp.	380	4,264

Total Paper & Forest
Products		32,771

Containers & Packaging 0.5%
Sonoco Products Co.	630	14,446
Packaging Corp.
of America*	670	12,221

Total Containers &
Packaging		26,667

Total Materials		255,243

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication
Services 0.3%
Broadwing, Inc.*	5,530	19,466

Total Diversified
Telecommunication
Services		19,466

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  57

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Wireless Telecommunication
Services 0.3%
Price Communications Corp.*	690	$9,543
Telephone Data Systems, Inc.	120	5,642

Total Wireless Telecommunication
Services		15,185

Total Telecommunication
Services		34,651

Total Common Stocks
(Cost $5,019,635)		5,019,905

	FACE
	AMOUNT

Federal Agency Discount Notes 3.8%
Fannie Mae
1.20% due 01/21/03	$100,000	99,937
Freddie Mac
1.05% due 01/08/03	100,000	99,982

Total Federal Agency Discount Notes
(Cost $199,919)		199,919

Repurchase Agreements 2.0%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	25,667	25,667
0.95% due 01/02/03	25,667	25,667
1.10% due 01/02/03	56,621	56,621

Total Repurchase Agreements
(Cost $107,955)		107,955

Total Investments 100%(Cost $5,327,509)		$5,327,779

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 S&P MidCap 400 Futures Contracts
(Aggregate Market Value of Contracts $4,927,750)	23	$(21,275)

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 71.0%
FINANCIALS 17.2%
Banks 8.5%
Oriental Financial
Group, Inc.	3,460	$85,047
Hawthorne Financial
Corp.*	2,810	80,197
First Citizens
Bancshares, Inc.	780	75,348
Commercial
Federal Corp.	2,920	68,182
Connecticut
Bancshares, Inc.	1,770	68,056
Flagstar Bancorp, Inc.	2,611	56,398
PFF Bancorp, Inc.	1,372	42,875
MAF Bancorp, Inc.	1,090	36,984
Capitol Bancorp, Ltd.	1,532	35,542
First Bancorp
Puerto Rico	1,520	34,352
R & G Financial
Corp.	1,272	29,574
Provident
Bankshares Corp.	1,250	28,889
Republic Bancorp, Inc.	2,390	26,935
Firstfed Financial
Corp.*	810	23,449
Triko Bancshares	950	23,370
California First
National Bancorp	1,796	22,989
Arrow Financial Corp.	700	21,539
Humboldt Bancorp	1,600	16,800
WSFS Financial Corp.	430	14,177
NASB Financial, Inc.	610	14,030
Quaker City
Bancorp, Inc.*	400	13,172
Irwim Financial Corp.	760	12,540
Firstfed American
Bancorp, Inc.	392	9,741
Cathay Bancorp, Inc.	250	9,497
Amcore Financial, Inc.	430	9,331
Granite State
Bankshares, Inc.	210	9,175
Southwest
Bancorp, Inc.	290	7,537
Peoples Bancorp, Inc.	290	7,424

		MARKET
		VALUE
	SHARES	(NOTE 1)

Local Financial Corp.*	490	$7,179
City Holding Co.	190	5,368
United Bankshares,
Inc.	180	5,231
International
Bancshares Corp.	120	4,734
United Community
Banks, Inc./GA	140	3,412
Century Bancorp, Inc.	125	3,315
Superior Financial
Corp.	180	3,307

Total Banks		915,696

Real Estate 6.3%
FBR Asset Investment
Corp.	2,710	91,869
Capstead Mortgage
Corp.	3,070	75,676
Senior Housing
Properties Trust	5,620	59,628
MFA Mortgage
Investments, Inc.	6,800	57,120
SL Green
Realty Corp.	1,700	53,720
Anthracite
Capital, Inc.	4,440	48,396
Tejon Ranch
Co. De*	1,470	43,659
Anworth Mortgage
Asset Corp.	3,430	43,115
RAIT Investment Trust	1,990	42,984
Thornburg
Mortgage, Inc.	1,700	34,170
Alexandria Real
Estate Equities, Inc.	640	27,264
Town & Country
Trust/The	1,030	21,733
Meristar Hospitality
Corp.	2,900	19,140
Essex Property
Trust, Inc.	370	18,815
National Health
Realty, Inc.	1,270	18,542
Summit Properties,
Inc.	490	8,722

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  59

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Healthcare Realty
Trust, Inc.	260	$7,605
Universal Health
Realty Income	240	6,300
Glenborough Realty
Trust, Inc.	160	2,851

Total Real Estate		681,309

Insurance 1.5%
Hilb, Rogal &
Hamilton Co.	802	32,802
Triad Guaranty, Inc.*	830	30,594
Meemic Holdings,
Inc.*	900	26,046
LandAmerica Financial
Group, Inc.	500	17,725
Navigators Group,
Inc.*	770	17,671
Commerce Group,
Inc.	400	14,996
PMA Capital Corp.	540	7,738
American Medical
Security Group,
Inc.*	427	5,969
Alfa Corp.	430	5,165
Selective Insurance
Group, Inc.	200	5,036

Total Insurance		163,742

Diversified Financials 0.9%
Saxon Capital, Inc.*	2,820	35,278
New Century
Financial Corp.	930	23,613
Jefferies Group, Inc.	520	21,824
Friedman, Billings,
Ramsey Group,
Inc.*	1,211	11,335
Idine Rewards
Network, Inc.*	530	5,613

Total Diversified Financials		97,663

Total Financials		1,858,410

		MARKET
		VALUE
	SHARES	(NOTE 1)

INFORMATION TECHNOLOGY 11.4%
Electronic Equipment
& Instruments 2.3%
Coorstek, Inc.*	1,240	$31,682
Pioneer Standard
Electronics	3,260	29,927
MTS Systems Corp.	2,680	26,854
Anixter International,
Inc.*	880	20,460
Benchmark
Electronics, Inc.*	695	19,919
Trumble Navigation,
Ltd.*	1,560	19,484
Rogers Corp*	610	13,573
Electro Scientific
Industries, Inc.*	650	13,000
Cognex Corp.*	640	11,795
Lexar Media, Inc.*	1,690	10,596
Analogic Corp.	200	10,058
Varian, Inc.*	330	9,468
Sypris Solutions, Inc.	664	6,779
Littlefuse, Inc.*	370	6,238
Planar Systems Inc*	280	5,776
Newport Corp.*	430	5,401
Technitrol, Inc.	300	4,842

Total Electronic Equipment
& Instruments		245,852

Semiconductor Equipment
& Products 2.2%
Globespan, Inc.*	4,640	20,462
Siliconix, Inc.*	750	17,550
Cabot Microelectronics
Corp.*	290	13,688
Brooks-PRI Automation,
Inc.*	1,100	12,606
LTX Corp.*	1,840	11,095
Silicon Laboratories,
Inc.*	580	11,066
Chippac, Inc.*	3,110	11,040
Actel Corp.*	666	10,802
Silicon Storage
Technology, Inc.*	2,670	10,787

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Cirrus Logic, Inc.*	3,670	$10,570
Standard Microsystems
Corp.*	491	9,560
Varian Semiconductor
Equipment Associates,
Inc.*	390	9,267
Kopin Corp.*	2,320	9,094
Photronics, Inc.*	620	8,494
Ultratech Stepper,
Inc.*	790	7,773
Skyworks Solutions,
Inc.*	860	7,413
Rambus, Inc.*	1,100	7,381
FEI Co.*	440	6,728
On Semiconductor
Corp.*	4,780	6,549
MEMC Electronic
Materials, Inc.*	836	6,329
Cree, Inc.*	380	6,213
Oak Technology, Inc.*	2,280	6,042
Triquint Semiconductor,
Inc.*	1,340	5,682
Axcelis Technology,
Inc.*	920	5,160
Cohu, Inc.	330	4,851
Exar Corp.*	290	3,596

Total Semiconductor Equipment
& Products		239,798

Software 2.1%
Novell, Inc.*	5,180	17,301
Hyperion Solutions
Corp .*	650	16,686
Barra, Inc.*	550	16,682
Altiris, Inc.*	820	13,055
Borland Software
Corp.*	1,060	13,038
Netiq Corp.*	980	12,103
Take 2 Interactive
Software, Inc.*	510	11,980
Progress Software
Corp.*	830	10,749
Parametric Technology
Corp.*	4,120	10,382
Wind River Systems*	2,480	10,168

		MARKET
		VALUE
	SHARES	(NOTE 1)

Documentum, Inc.*	600	$9,396
Tibco Software, Inc.*	1,380	8,528
Renaissance
Learning, Inc.*	420	7,938
Serena Software, Inc.*	490	7,737
ANSYS, Inc.*	380	7,676
Quest Software, Inc.*	720	7,423
Sonicwall, Inc.*	1,910	6,933
Scansoft, Inc.*	1,210	6,292
Red Hat, Inc.*	930	5,496
Informatica Corp*	950	5,472
Entrust Technologies,
Inc.*	1,620	5,443
Pegasystems, Inc.*	1,056	5,396
Manugistics Group,
Inc.*	2,100	5,040
Infogrames, Inc.*	1,940	3,434
Docucorp International,
Inc.*	317	2,099

Total Software		226,447

Computers & Peripherals 1.6%
Intergraph Corp.*	4,140	73,527
Imation Corp.*	554	19,434
Silicon Graphics, Inc.*	16,730	18,905
Maxtor Corp.*	2,870	14,522
Sandisk Corp.*	650	13,195
Avid Technology, Inc.*	560	12,852
Iomega Corp.*	1,213	9,522
Quantum Corp.*	2,640	7,049
Infocus Corp.*	800	4,928

Total Computers &
Peripherals		173,934

Communications Equipment 1.5%
Avocent Corp.*	1,180	26,220
Adtran, Inc.*	586	19,279
Plantronics, Inc.*	880	13,314
McData Corp.*	1,860	13,206
Extreme Networks,
Inc.*	3,730	12,197
Netscreen Technologies,
Inc.*	650	10,946
Sycamore Networks,
Inc.*	3,740	10,809

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  61

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Foundry Networks,
Inc.*	1,510	$10,630
Ixia*	2,520	9,198
Echelon Corp.*	710	7,959
Inter-Tel, Inc.	350	7,318
Inrange Technologies
Corp.*	2,300	5,405
F5 Networks, Inc.*	470	5,048
Tekelec*	390	4,076
Anaren Microwave,
Inc.*	450	3,960
Turnstone Systems,
Inc.*	1,200	3,240
Proxim Corp.*	3,530	3,071

Total Communications
Equipment		165,876

Internet Software & Services 1.3%
Fidelity National
Information
Solutions, Inc.*	1,110	19,147
United Online, Inc.*	1,039	16,563
Earthlink, Inc.*	2,410	13,135
CNET Networks,
Inc.*	4,830	13,089
Interland, Inc.*	9,196	11,955
Overture Services,
Inc.*	400	10,924
Internet Security
Systems, Inc.*	570	10,448
webMethods, Inc.*	1,200	9,864
Webex Communications,
Inc.*	640	9,600
Ariba, Inc.*	3,600	8,928
DoubleClick, Inc.*	1,230	6,962
The Trizetto
Group, Inc.*	1,100	6,754
Digital Insight Corp.*	380	3,302

Total Internet Software
& Services		140,671

IT Consulting & Services 0.4%
American Management
Systems, Inc.*	1,170	14,028
Keane, Inc.*	1,050	9,439

		MARKET
		VALUE
	SHARES	(NOTE 1)

Manhattan Associates,
Inc.*	360	$8,518
CACI International,
Inc.*	160	5,702
SRA International,
Inc.*	150	4,064
Anteon International
Corp.*	120	2,880

Total IT Consulting &
Services		44,631

Total Information
Technology		1,237,209

INDUSTRIALS 10.7%
Commercial Services & Supplies 4.0%
Imagistics International,
Inc.*	1,765	35,300
ABM Industries, Inc.	1,700	26,350
Medquist, Inc.*	1,180	23,907
Chemed Corp.	640	22,624
Corporate Executive
Board Co.*	630	20,110
Kelly Services, Inc	800	19,768
Tetra Tech, Inc.*	1,600	19,520
Resources Connection,
Inc.*	830	19,264
Navigant Consulting
Co.*	2,850	16,815
Sourcecorp*	800	14,872
Infousa, Inc. Class B*	2,800	13,916
Watson Wyatt &
Co. Holdings*	620	13,485
Sotheby’s Holdings*	1,480	13,320
Wackenhut
Corrections Corp.*	1,110	12,332
NCO Group, Inc.*	750	11,962
Standard Register Co.	620	11,160
Heidrick &
Struggles, Inc.*	760	11,149
Insurance Auto
Auctions, Inc.*	630	10,452
Teletech Holdings,
Inc.*	1,370	9,946
Probusiness Services,
Inc.*	980	9,800

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Costar Group, Inc.*	490	$9,040
CDI Corp.*	320	8,634
Rollins, Inc.	330	8,398
Corinthian Colleges,
Inc.*	219	8,291
Intercept Group, Inc.*	470	7,958
On Assignment Inc.*	900	7,668
PRG-Schultz
International, Inc.*	820	7,298
Efunds Corp.*	790	7,197
Sylvan Learning
Systems, Inc.*	430	7,052
Bowne & Co., Inc.	590	7,050
Pegasus Solutions,
Inc.*	690	6,921
Bright Horizons Family
Solutions, Inc.*	140	3,937
Princeton Review,
Inc.*	730	3,614
Coinstar, Inc.*	150	3,398
Protection One, Inc.*	1,580	3,160

Total Commercial Services
& Supplies		435,668

Machinery 1.9%
Briggs & Stratton
Corp.	920	39,072
Astec Industries, Inc.*	2,040	20,257
Manitowoc Co., Inc.	780	19,890
Tennant Co.	520	16,952
Albany International
Corp.	500	10,330
Trinity Industries, Inc.	520	9,859
Kennametal, Inc.	280	9,654
Circor International,
Inc.	570	9,063
Dionex Corp.*	290	8,616
Terex Corp.*	750	8,355
Gardner Denver
Machinery Inc.*	400	8,120
Reliance Steel &
Aluminum Co.	370	7,711
Lincoln Electric
Holdings, Inc.	330	7,640

		MARKET
		VALUE
	SHARES	(NOTE 1)

Joy Global, Inc.*	650	$7,319
Tecumseh Products
Co.	160	7,061
Unova, Inc.*	1,060	6,360
Cascade Corp.	310	4,945
Valmont Industries,
Inc.	235	4,559

Total Machinery		205,763

Electrical Equipment 1.2%
Ametek, Inc.	890	34,256
Power One, Inc.*	3,220	18,258
Franklin Electric
Co., Inc.	360	17,284
Thomas & Betts
Corp.*	1,020	17,238
A.O. Smith Corp.	490	13,235
Regal-Beloit Corp.	550	11,385
Belden, Inc.	670	10,197
Plug Power Inc.*	1,270	5,702
Penn Engineering &
Manufacturing
Corp.	460	4,899
Baldor Electric Co.	240	4,740

Total Electrical Equipment		137,194

Aerospace & Defense 0.9%
Intergrated Defense
Technologies, Inc.*	1,330	19,285
Invision Technologies,
Inc.*	640	16,870
Cubic Corp.	851	15,684
Orbital Sciences
Corp.*	3,570	15,065
Mercury Computer
Systems, Inc.*	260	7,935
Armor Holdings,
Inc.*	560	7,711
Ducommun, Inc.*	345	5,468
Esterline Technologies
Corp.*	235	4,153
Aviall, Inc.*	409	3,293

Total Aerospace & Defense		95,464

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  63

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Building Products 0.7%
USG Corp.*	4,650	$39,292
Universal Forest
Products, Inc.	770	16,417
Lennox International,
Inc.	1,090	13,680
Nortek, Inc.*	230	10,523

Total Building Products		79,912

Road & Rail 0.7%
Knight Transportation,
Inc.*	1,270	26,670
P.A.M.Transportation
Svcs*	720	18,151
Dollar Thrifty
Automotive
Group, Inc.*	551	11,654
Kansas City Southern*	900	10,800
Covenant Transport,
Inc.*	440	8,342

Total Road & Rail		75,617

Air Freight & Couriers 0.5%
Airborne, Inc.	1,009	14,963
EGL, Inc.*	960	13,680
Forward Air Corp.*	670	13,005
JB Hunt Transport
Services, Inc.*	310	9,083

Total Air Freight & Couriers		50,731

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	620	25,656
Walter Industries, Inc.	1,370	14,864

Total Industrial
Conglomerates		40,520

Construction & Engineering 0.3%
Emcor Group, Inc.*	450	23,854
Granite Construction	340	5,270

Total Construction
& Engineering		29,124

Airlines 0.1%
Atlantic Coast Airlines
Holdings, Inc.*	730	8,782

Total Airlines		8,782

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Industrials		$1,158,775

CONSUMER DISCRETIONARY 8.4%
Specialty Retail 1.9%
United Auto
Group, Inc.*	1,580	19,703
Pacific Sunwear of
California, Inc.*	1,030	18,221
Tractor Supply Co.*	460	17,296
Children’s Place*	1,530	16,279
Group 1 Automotive,
Inc.*	645	15,403
PEP Boys- Manny
Moe & Jack	1,290	14,964
AnnTaylor Stores
Corp.*	620	12,660
Goodys Family
Clothing, Inc.*	2,790	12,388
Lithia Motors, Inc.*	750	11,767
Finlay Enterprises,
Inc.*	832	10,034
Christopher &
Banks Corp.*	460	9,545
Burlington Coat Factory
Warehouse Corp.	510	9,154
Charming Shoppes,
Inc.*	2,078	8,686
Men’s Wearhouse,
Inc.*	500	8,575
OfficeMax, Inc.*	1,690	8,450
Urban Outfitters,
Inc.*	190	4,478
Gart Sports Co.*	230	4,451
CSK Auto Corp.*	310	3,410
A.C. Moore Arts &
Crafts, Inc.*	200	2,542

Total Specialty Retail		208,006

Hotels Restaurants & Leisure 1.9%
P.F. Changs China
Bistro, Inc.*	640	23,232
Rare Hospitality
International, Inc.*	770	21,268
Dover Downs Gaming &
Entertainment, Inc.	2,180	19,816
Gaylord Entertainment
Co.*	860	17,716

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Churchill Downs, Inc.	390	$14,890
Jack In The Box, Inc.*	780	13,486
The Steak N
Shake Co.*	1,340	13,400
Vail Resorts, Inc.*	800	12,136
Isle Of Capri
Casinos, Inc.*	860	11,386
Dave & Busters, Inc.*	1,309	11,323
IHOP Corp.*	420	10,080
O’Charleys, Inc.*	455	9,341
Scientific Games
Corp.*	1,240	9,002
Hollywood Casino
Corp*	660	8,105
Argosy Gaming Co.*.	350	6,626
Traiarc Co.*	220	5,773

Total Hotels Restaurants
& Leisure		207,580

Media 0.9%
Carmike Cinemas,
Inc.*	1,550	30,458
Mediacom Communications
Corp.*	2,240	19,734
Insight Communications
Co., Inc.*	890	11,018
Crown Media Holdings,
Inc.—Class A*	4,500	10,170
AMC Entertainment,
Inc.*	940	8,319
TiVo Inc*	1,170	6,119
Paxson Communications
Corp.*	1,850	3,811
XM Satellite Radio
HoldIings, Inc.*	930	2,502

Total Media		92,131

Auto Components 0.9%
Federal Signal Corp. .	1,250	24,275
Raytech Corp.*	3,090	17,613
Aftermarket Technology
Corp.*	1,200	17,400
Bandag, Inc.—
Class B	280	10,831
Dura Automotive
Systems, Inc.*	1,010	10,140

		MARKET
		VALUE
	SHARES	(NOTE 1)

Tower Automotive,
Inc.*	1,715	$7,718
Superior Industries
International	90	3,722

Total Auto Components		91,699

Household Durables 0.8%
Wci Communities,
Inc.*	1,940	19,788
Stanley Furniture Co.*	610	14,182
Kimball International	740	10,545
Yankee Candle Co.*	650	10,400
Russ Berrie &
Co., Inc.	270	9,121
Standard Pacific Corp.	332	8,217
National Presto
Industries, Inc.	230	6,757
Tupperware Corp.	270	4,072
M/I Schottenstein
Homes, Inc.	140	3,892

Total Household Durables		86,974

Leisure Equipment & Products 0.7%
SCP Pool Corp.*	1,130	32,996
Nautilus
Group, Inc.*	980	13,093
Action Performance
Cos., Inc.	580	11,020
Racing Champions
Ertl Corp.*	770	10,510
Parkervision, Inc.*	950	7,752
Oakley, Inc.*	470	4,827

Total Leisure Equipment
& Products		80,198

Internet & Catalog Retail 0.7%
Insight Enterprises,
Inc.*	1,380	11,468
Coldwater Creek,
Inc.*	590	11,328
Alloy Online, Inc.*	940	10,293
1-800-FLOWERS.com,
Inc.*	1,590	9,937
Priceline.com, Inc.*	5,910	9,456
J. Jill Group, Inc.*	460	6,431
Blair Corp.	240	5,597

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  65

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Stamps.com, Inc.*	910	$4,250
GSI Commerce, Inc.*	1,059	3,865

Total Internet & Catalog
Retail		72,625

Textiles & Apparel 0.4%
Kenneth Cole Productions,
Inc.—Class A*	616	12,505
Brown Shoe Company,
Inc.	450	10,723
Russell Corp.	450	7,533
Guess?, Inc.*	1,640	6,872
Fossil, Inc.*	237	4,820

Total Textiles & Apparel		42,453

Multiline Retail 0.2%
Shopko Stores, Inc.*	1,111	13,832
Fred’s, Inc.	237	6,091
Stein Mart, Inc.*	860	5,246

Total Multiline Retail		25,169

Total Consumer
Discretionary		906,835

HEALTH CARE 6.9%
Biotechnology 2.4%
Exelixis, Inc.*	2,930	23,440
Triangle Pharmaceuticals,
Inc.*	3,420	20,315
Tularik, Inc.*	2,040	15,218
Enzon, Inc.*	830	13,878
Trimeris, Inc.*	310	13,358
Regeneron Pharmaceutical,
Inc.*	680	12,587
Corixa Corp.*	1,810	11,566
Applera Corp.-Celera
Genomics Group*	1,200	11,460
Alexion Pharmaceuticals,
Inc.*	780	11,014
Cell Therapeutics,
Inc.*	1,380	10,033
CV Therapeutics,
Inc.*	550	10,021
Diversa Corp.*	940	8,507
Gene Logic, Inc.*	1,250	7,862
ImClone Systems,
Inc.*	720	7,647

		MARKET
		VALUE
	SHARES	(NOTE 1)

Arena Pharmaceuticals,
Inc.*	1,150	$7,486
Cell Genesys, Inc.*	660	7,360
Abgenix, Inc.*	993	7,318
Genta, Inc.*	940	7,229
La Jolla Pharmaceutical
Co.*	1,050	6,825
Zymo Genetics, Inc.*	650	6,435
Neurogen Corp.*	1,630	5,917
Transkaryotic
Therapies, Inc.*	580	5,742
Tanox, Inc.*	580	5,249
Connetics Corp.*	420	5,048
Protein Design
Labs, Inc.*	580	4,930
Avigen, Inc.*	860	4,911
Telik, Inc.*	390	4,547
United Therapuetics
Corp.*	240	4,008

Total Biotechnology		259,911

Health Care Equipment & Supplies 1.9%
Possis Medical, Inc.*	2,040	36,720
Viasys Healthcare,
Inc.*	1,880	27,993
Cerus Corp.*	1,120	24,080
Wright Medical
Group Inc*	920	16,062
Igen, Inc.*	290	12,427
Ventana Medical
Systems*	480	11,064
Datascope Corp.	380	9,425
Molecular Devices
Corp.*	490	8,070
Visx, Inc.*	800	7,664
Hologic, Inc.*	610	7,448
Inamed Corp.*	230	7,084
Respironics, Inc.*	230	6,999
Therasense, Inc.*	760	6,346
Invacare Corp.	190	6,327
West Pharmaceutical
Services, Inc.	250	6,100
Aksys, Ltd.*	931	4,934
Sybron Dental
Specialties, Inc.*	310	4,619

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Health Care Equipment
& Supplies		$203,362

Health Care Providers & Services 1.5%
Odyssey Healthcare,
Inc.*	833	28,905
NDC Health Corp.	1,170	23,283
Covance, Inc.*	830	20,410
Genesis Health
Ventures, Inc.*	1,033	15,960
Pediatrix Medical
Group, Inc.*	330	13,220
Priority Healthcare
Corp.*	450	10,440
US Oncology, Inc.*	1,000	8,670
Amerigroup Corp.*	250	7,578
Unilab Corp.*	407	7,448
Select Medical Corp*	510	6,880
Cobalt Corp.*	480	6,624
Kindred Healthcare,
Inc.*	360	6,534
Syncor International
Corp.*	210	5,823
Ameripath, Inc.*	250	5,375
Alliance Imaging,
Inc.*	350	1,855

Total Health Care Providers
& Services		169,005

Pharmaceuticals 1.1%
Sepracor, Inc.*	3,810	36,843
Antigenics, Inc.*	1,310	13,414
Kos Pharmaceuticals,
Inc.*	630	11,970
Endo Pharmaceuticals
Hldgs, Inc.*	1,060	8,161
Alpharma, Inc.—
Class A	680	8,099
Adolor Corp.*	550	7,546
NPS Pharmaceuticals,
Inc.*	290	7,299
Esperion Therapeutics,
Inc.*	930	6,650
Guilford Pharmaceuticals,
Inc.*	1,400	5,572

		MARKET
		VALUE
	SHARES	(NOTE 1)

MGI Pharma, Inc.*	760	$5,510
Atrix Labs, Inc.*	320	4,908
Ligand Pharmaceuticals,
Inc.*	520	2,792

Total Pharmaceuticals		118,764

Total Health Care		751,042

UTILITIES 5.1%
Gas Utilities 2.3%
Piedmont Natural
Gas Co.	1,930	68,226
AGL Resources, Inc.	2,230	54,189
Southern Union Co.*	3,170	52,305
South Jersey Industries,
Inc.	960	31,699
Energen Corp.	1,040	30,264
Semco Energy, Inc.	1,590	9,699

Total Gas Utilities		246,382

Electric Utilities 2.1%
WPS Resources Corp.	1,610	62,500
Cleco Corp.	3,860	54,040
Unisource Energy
Corp.	2,580	44,608
PNM Resources, Inc.	1,690	40,256
Black Hills Corp.	990	26,255

Total Electric Utilities		227,659

Multi-Utilities 0.7%
Oneok, Inc.	2,970	57,024
Avista Corp.	1,710	19,767

Total Multi-Utilities		76,791

Total Utilities		550,832

MATERIALS 4.2%
Chemicals 2.4%
A. Schulman, Inc.	1,714	31,898
Material Sciences
Corp.*	2,380	30,797
Ferro Corp.	1,150	28,094
Valhi, Inc.	3,280	27,224
Octel Corp.	1,550	24,490
Arch Chemicals, Inc.	1,320	24,090
Minerals Technologies,
Inc.	550	23,733

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  67

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Great Lakes
Chemical Co.	810	$19,343
Cytec Industries, Inc.*	640	17,459
FMC Corp.*	420	11,474
Solutia, Inc.	2,890	10,491
Crompton Corp.	817	4,861

Total Chemicals		253,954

Metals & Mining 0.6%
USEC, Inc.	3,390	20,408
Oregon Steel
Mills, Inc.*	4,100	16,482
Cleveland Cliffs, Inc.*	637	12,644
Tremont Corp.	330	9,834
Hecla Mining Co.*	1,200	6,072

Total Metals & Mining		65,440

Paper & Forest Products 0.5%
Louisiana-Pacific
Corp.*	7,140	57,549

Total Paper & Forest
Products		57,549

Containers & Packaging 0.4%
Crown Cork & Seal
Co., Inc.*	2,187	17,387
Caraustar Industries,
Inc.*	1,068	10,125
Jarden Corp.*	280	6,683
Graphic Packaging
International
Corp.*	1,053	5,939

Total Containers &
Packaging		40,134

Construction Materials 0.3%
Texas Industries, Inc.	770	18,711
Florida Rock
Industries, Inc.	360	13,698

Total Construction Materials		32,409

Total Materials		449,486

CONSUMER STAPLES 3.8%
Food Products 1.7%
Sensient Technologies
Corp.	2,710	60,894

		MARKET
		VALUE
	SHARES	(NOTE 1)

Farmer Bros. Co.	150	$46,350
Ralcorp Holdings,
Inc.*	1,447	36,377
American Italian
Pasta Co.*	390	14,032
Sanderson Farms, Inc.	670	14,010
Peets Coffee &
Tea, Inc.*	820	11,587
J & J Snack Foods
Corp.*	150	5,356

Total Food Products		188,606

Personal Products 1.1%
NBTY, Inc.*	2,430	42,719
Revlon, Inc.*	8,760	26,806
Nu Skin Enterprises,
Inc.	1,400	16,758
Chattem, Inc.*	780	16,029
Del Laboratories,
Inc.*	630	12,726

Total Personal Products		115,038

Food & Drug Retailing 0.6%
Seven-Eleven, Inc.*	3,510	26,325
Great Atlantic &
Pacific Tea Co.*	2,040	16,443
Pathmark Stores Inc.*	1,500	7,605
Arden Group, Inc.*	110	6,657
Wild Oats Markets,
Inc.*	560	5,779

Total Food & Drug Retailing		62,809

Beverages 0.4%
National Beverage
Corp.*	1,490	22,797
Boston Beer, Inc.*	820	11,726
Robert Mondavi*	140	4,340

Total Beverages		38,863

Tobacco 0.0%
Universal Corp. Va	120	4,435

Total Tobacco		4,435

Total Consumer Staples		409,751

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

ENERGY 2.6%
Oil & Gas 1.4%
Tom Brown, Inc.*	1,000	$25,100
Overseas Shipholding
Group	1,300	23,270
3TEC Energy Corp.*	1,550	21,994
Range Resources
Corp.*	3,570	19,278
Western Gas
Resources, Inc.	460	16,951
Penn Virginia Corp	390	14,176
Magnum Hunter
Resources, Inc.*	2,050	12,197
Spinnaker Exploration
Co.*	530	11,687
Transmontaigne
Oil Co.*	940	4,362

Total Oil & Gas		149,015

Energy Equipment & Services 1.2%
Global Industries,
Ltd.*	11,120	46,371
Universal Compression
Holdings, Inc.*	2,240	42,851
Oil States International,
Inc.*	1,300	16,770
Offshore Logistics,
Inc.*	285	6,247
Tetra Technologies,
Inc.*	270	5,770
Maverick Tub Corp.*	430	5,603
Lufkin Industries, Inc.	140	3,283

Total Energy Equipment
& Services		126,895

Total Energy		275,910

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication
Services 0.4%
Triton PCS
Hldgs, Inc.*	4,200	16,506
Crown Castle
International
Corp.*	2,740	10,275
At Road, Inc.*	1,940	8,013

		MARKET
		VALUE
	SHARES	(NOTE 1)

Nextel Partners, Inc.*	860	$5,220

Total Wireless
Telecommunication
Services		40,014

Diversified Telecommunication
Services 0.3%
Golden Telecom, Inc.*	1,244	15,736
Broadwing, Inc.*	3,280	11,546
Talk America
Holdings, Inc.*	1,980	11,088

Total Diversified Telecommunication
Services		38,370

Total Telecommunication
Services		78,384

Total Common Stocks
(Cost $7,751,760)		7,676,634

	FACE
	AMOUNT

Federal Agency Discount Notes 5.5%
Fannie Mae
1.20% due 01/21/03	$300,000	299,810
Freddie Mac
1.05% due 01/08/03	300,000	299,947

Total Federal Agency Discount Notes
(Cost $599,757)		599,757

Repurchase Agreements 23.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	604,768	604,768
0.95% due 01/02/03	604,768	604,768
1.10% due 01/02/03	1,334,073	1,334,073

Total Repurchase Agreements
(Cost $2,543,609)		2,543,609

Total Investments 100%
(Cost $10,895,126)		$10,820,000

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  69

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 Russell 2000 Futures Contracts
(Aggregate Market Value of Contracts $6,104,000)	32	$(25,710)

	UNITS

Equity Index Swap Agreement
January 2003 Russell 2000 Index Swap, Maturing 01/20/03*
(Total Notional Market Value $1,100,000)	2,821	$(75,254)

*Price Return based on Russell 2000 Index +/- financing at a variable rate.

See Notes to Financial Statements.

U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 16.0%
Fannie Mae
1.15% due 01/02/03	$2,000,000	$2,000,000
Federal Home Loan Bank
1.15% due 01/08/03	2,000,000	1,999,617

Total Federal Agency Discount Notes
(Cost $3,999,617)		3,999,617

U.S.Treasury Obligations 39.7%
U.S.Treasury Bond
5.38% due 02/15/31	9,113,000	9,933,170

Total U.S.Treasury Obligations
(Cost $8,732,254)		9,933,170

Repurchase Agreements 44.3%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	2,640,679	2,640,679
0.95% due 01/02/03	2,640,679	2,640,679
1.10% due 01/02/03	5,825,147	5,825,147

Total Repurchase Agreements
(Cost $11,106,505)		11,106,505

Total Investments 100%
(Cost $23,838,376)		$25,039,292

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 U.S.Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $26,594,250)	236	$426,463

See Notes to Financial Statements.

ANNUAL REPORT  71

LARGE-CAP EUROPE FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 64.9%
Federal Home Loan Bank
1.22% due 01/17/03	$500,000	$499,746
Freddie Mac
1.15% due 01/03/03	450,000	449,985

Total Federal Agency Discount Notes
(Cost $949,731)		949,731

Repurchase Agreements 35.1%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	122,168	122,168
0.95% due 01/02/03	122,168	122,168
1.10% due 01/02/03	269,496	269,496

Total Repurchase Agreements
(Cost $513,832)		513,832

Total Investments 100%
(Cost $1,463,563)		$1,463,563

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 Dow Jones Europe STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts $130,888)	1	$4,082

	UNITS

Equity Index Swap Agreement
January 2003 Dow Jones Europe STOXX 50 Index Swap, Maturing 01/22/03*
(Total Notional Market Value $3,930,564)	1,511	$13,003

* Price Return based on Dow Jones Europe STOXX 50 Index +/- financing at a variable rate.

See Notes to Financial Statements.

LARGE-CAP JAPAN FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 54.2%
Freddie Mac
1.15% due 01/07/03	$700,000	$699,888
Federal Home Loan Bank
1.22% due 01/17/03	700,000	699,644
Federal Farm Credit Bank
1.05% due 01/03/03	300,000	299,992

Total Federal Agency Discount Notes
(Cost $1,699,524)		1,699,524

Repurchase Agreements 45.8%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	341,016	341,016
0.95% due 01/02/03	341,016	341,016
1.10% due 01/02/03	752,259	752,259

Total Repurchase Agreements
(Cost $1,434,291)		1,434,291

Total Investments 100%
(Cost $3,133,815)		$3,133,815

		UNREALIZED
		GAIN
	UNITS	(NOTE 1)

Equity Index Swap Agreement
January 2003 Topix 100 Index Swap, Maturing 01/22/03*
(Total Notional Market Value $4,421,952)	812,498	$91,662

* Price Return based on Topix 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT  73

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 97.1%
HEALTH CARE 20.9%
Health Care Equipment & Supplies 7.8%
Medtronic, Inc.	1,650	$75,240
Baxter International,
Inc.	1,690	47,320
Boston Scientific
Corp.*	1,070	45,497
Stryker Corp.	620	41,615
Guidant Corp.*	1,280	39,488
Alcon, Inc.*	990	39,056
Becton Dickinson
& Co.	1,070	32,838
Zimmer Holdings,
Inc.*	770	31,970
St. Jude Medical, Inc.*	800	31,776
Biomet, Inc.	1,000	28,660
Luxottica Group	1,760	24,024
Varian Medical
Systems, Inc.*	440	21,824
Hillenbrand
Industries, Inc.	410	19,807
Applera Corp.-Applied
Biosystem Group	1,110	19,469
Dentsply International,
Inc.	520	19,364

Total Health Care Equipment
& Supplies		517,948

Biotechnology 6.7%
Amgen, Inc.*	2,230	107,798
Genentech, Inc.*	1,680	55,709
Idec Pharmaceuticals
Corp.*	1,080	35,824
Medimmune, Inc.*	1,290	35,049
Gilead Sciences, Inc.*	950	32,300
Chiron Corp.*	800	30,080
Biogen, Inc.*	650	26,039
Genzyme Corp.—
General Division*	800	23,656
Cephalon, Inc.*	360	17,520
Charles River Laboratories
International, Inc.*	400	15,392
Amylin Pharmaceuticals,
Inc.*	940	15,172

		MARKET
		VALUE
	SHARES	(NOTE 1)

Millennium
Pharmaceuticals,
Inc.*	1,910	$15,165
Celgene Corp.*	650	13,956
Affymetrix, Inc.*	550	12,590
ICOS Corp.*	440	10,300

Total Biotechnology		446,550

Pharmaceuticals 6.4%
Pfizer, Inc.	1,940	59,306
Johnson & Johnson	950	51,024
Merck & Co., Inc.	770	43,590
Eli Lilly & Co.	640	40,640
Abbott Laboratories	860	34,400
Pharmacia Corp.	780	32,604
Bristol-Myers
Squibb Co.	1,290	29,863
Astrazeneca	840	29,476
Wyeth	750	28,050
Schering-Plough
Corp.	990	21,978
Forest Laboratories,
Inc.*	140	13,751
Teva Pharmaceutical
Industries	280	10,811
Allergan, Inc.	180	10,372
King Pharmaceuticals,
Inc.*	590	10,142
Biovail Corp*	240	6,338

Total Pharmaceuticals		422,345

Total Health Care		1,386,843

INFORMATION TECHNOLOGY 20.9%
Software 8.4%
Microsoft Corp.*	2,680	138,556
Oracle Corp.*	6,130	66,204
Check Point Software
Technologies, Ltd.*	3,570	46,303
Sap Ag-Sponsored
ADR	2,040	39,780
Intuit, Inc.*	570	26,744
Veritas Software
Corp.*	1,500	23,430
Electronic Arts, Inc.*	450	22,396
Synopsys, Inc.*	480	22,152

ADR—American Depository Receipt

* Non-Income Producing Securities

See Notes to Financial Statements.

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Symantec Corp.*	540	$21,843
Adobe Systems, Inc.	861	21,448
Peoplesoft, Inc.*	1,140	20,862
BEA Systems, Inc.*	1,810	20,761
Computer Associates
International, Inc.	1,500	20,250
BMC Software, Inc.*	1,160	19,848
Cadence Design
Systems, Inc.*	1,490	17,567
Siebel Systems, Inc.*	2,330	17,428
Leapfrog Enterprises*	570	14,336

Total Software		559,908

Computers & Peripherals 6.7%
International Business
Machines Corp.	1,340	103,850
Dell Computer
Corp.*	3,040	81,289
Hewlett-Packard Co.	3,860	67,010
EMC Corp./
Massachusetts*	5,670	34,814
Sun Microsystems,
Inc.*	9,800	30,478
Apple Computer,
Inc.*	1,470	21,065
Lexmark International
Group, Inc.—
Class A*	340	20,570
Network Appliance,
Inc.*	1,450	14,500
NCR Corp.*	570	13,532
Storage Tehnology
Corp.*	570	12,209
Western Digital
Corp.*	1,540	9,841
Gateway, Inc.*	2,930	9,200
Sandisk Corp.*	410	8,323
ATI Technologies,
Inc.*	1,590	7,395
Imation Corp.*	210	7,367

Total Computers &
Peripherals		441,443

			MARKET
			VALUE
		SHARES	(NOTE 1)

Internet Software & Services 5.8%
Yahoo, Inc.*		4,510	$73,738
Overture Services,
Inc.*		1,650	45,062
VeriSign, Inc.*		3,470	27,829
United Online, Inc.*		1,710	27,259
Earthlink, Inc.*		4,340	23,653
Internet Security
Systems, Inc.*		1,270	23,279
Expedia, Inc.—
Class A*		340	22,756
RealNetworks, Inc.*		5,950	22,670
DoubleClick, Inc.*		3,780	21,395
Hotels.com*		360	19,667
Fidelity National
Information
Solutions, Inc.*		1,140	19,665
PEC Solutions, Inc.*	.	640	19,136
Webex Communications,
Inc.*		1,250	18,750
Digital Insight Corp.*		2,060	17,901

Total Internet Software &
Services			382,760

Total Information
Technology			1,384,111

INDUSTRIALS 15.4%
Air Freight & Couriers 8.5%
United Parcel
Service, Inc.		2,460	155,177
FedEx Corp.		2,360	127,959
Expeditors International
Washington, Inc.	.	1,830	59,749
C.H. Robinson
Worldwide, Inc.		1,470	45,864
CNF Transportation,
Inc.		1,220	40,553
JB Hunt Transport
Services, Inc.*		1,200	35,160
Ryder System, Inc.		1,410	31,640
Airborne, Inc.		1,590	23,580
EGL, Inc.*		1,580	22,515
Forward Air Corp.*		790	15,334

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  75

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Atlas Air Worldwide
Holdings, Inc.*	1,700	$2,567

Total Air Freight & Couriers		560,098

Trading Companies & Distributors 6.9%
W.W. Grainger, Inc.	4,320	222,696
Fastenal Co.	4,240	158,534
MSC Industrial Direct
Co.—Class A*	4,400	78,100

Total Trading Companies
& Distributors		459,330

Total Industrials		1,019,428

CONSUMER DISCRETIONARY 14.2%
Internet & Catalog Retail 7.9%
eBay, Inc.*	2,240	151,917
Amazon.com, Inc.*	5,160	97,473
USA Interactive*	3,970	90,754
Ticketmaster*	2,330	49,443
Value Vision International
—Class A*	1,680	25,166
Alloy Online, Inc.*	2,260	24,747
Insight Enterprises,
Inc.*	2,510	20,858
School Speciality,
Inc.*	880	17,582
Priceline.com, Inc.*	10,550	16,880
Netflix, Inc.*	1,520	16,735
J. Jill Group, Inc.*	880	12,302

Total Internet &
Catalog Retail		523,857

Leisure Equipment & Products 6.3%
Eastman Kodak Co.	2,620	91,805
Mattel, Inc.	4,280	81,962
Brunswick Corp.	1,980	39,323
Hasbro, Inc.	3,190	36,844
Polaris Industries, Inc.	530	31,058
Callaway Golf Co.	2,190	29,018
SCP Pool Corp.*	750	21,900
Oakley, Inc.*	2,130	21,875
Nautilus Group, Inc.*	1,270	16,967
Action Performance
Cos., Inc.	770	14,630
Jakks Pacific, Inc.*	1,040	14,009

		MARKET
		VALUE
	SHARES	(NOTE 1)

Racing Champions
Ertl Corp.*	880	$12,012
Midway Games*	1,900	7,923

Total Leisure Equipment
& Products		419,326

Total Consumer
Discretionary		943,183

TELECOMMUNICATION SERVICES 11.5%
Wireless Telecommunication
Services 7.6%
Vodafone Group Plc	10,880	197,146
AT&T Wireless
Services, Inc.*	9,410	53,166
Nextel Communications,
Inc.*	4,450	51,397
America Movil SA
de CV	3,240	46,526
Sprint PCS Group*	8,550	37,449
American Tower
Corp.*	7,320	25,840
Telephone Data
Systems, Inc.	540	25,391
United States
Cellular Corp.*	790	19,766
Nextel Partners, Inc.*	2,570	15,600
Price Communications
Corp.*	990	13,692
Crown Castle
International
Corp.*	3,620	13,575

Total Wireless
Telecommunication
Services		499,548

Diversified Telecommunication
Services 3.9%
Verizon Communications,
Inc.	1,030	39,912
SBC Communications,
Inc.	1,340	36,327
Deutsche Telekom AG	2,190	27,813
BellSouth Corp.	1,030	26,646
Telefonica SA*	1,000	26,570
AT&T Corp.	690	18,016

* Non-Income Producing Securities

See Notes to Financial Statements.

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

BCE, Inc.	890	$16,029
Alltel Corp.	310	15,810
KT Corp.	660	14,223
Sprint Corp.-FON
Group	940	13,611
Qwest Communications
International*	2,200	11,000
Citizens Communications
Co.*	690	7,280
Level 3 Communications,
Inc.*	1,100	5,390

Total Diversified Telecommunication
Services		258,627

Total Telecommunication
Services		758,175

CONSUMER STAPLES 7.6%
Food Products 7.6%
Unilever NV	890	54,922
General Mills, Inc.	980	46,011
Kraft Foods, Inc.	1,170	45,548
WM Wrigley Jr Co.	745	40,886
Sara Lee Corp.	1,787	40,225
H.J. Heinz Co.	1,218	40,036
Hershey Foods Corp.	545	36,755
Conagra Foods, Inc.	1,390	34,764
Kellogg Co.	970	33,242
Campbell Soup Co.	1,290	30,276
Archer-Daniels-
Midland Co.	2,130	26,412
Hormel Foods Corp.	926	21,603
McCormick &
Co., Inc.	810	18,792
Tyson Foods, Inc.—
Class A	1,530	17,167
Dean Foods Co.*	400	14,840

Total Food Products		501,479

Total Consumer Staples		501,479

UTILITIES 6.3%
Gas Utilities 6.3%
NiSource, Inc.	2,460	49,200

		MARKET
		VALUE
	SHARES	(NOTE 1)

Kinder Morgan, Inc.	1,140	$48,188
Sempra Energy	2,030	48,009
Kinder Morgan Energy
Partners LP	1,290	45,150
KeySpan Corp.	1,220	42,993
Northern Border
Partners LP	730	27,645
Nicor, Inc.	730	24,842
Piedmont Natural
Gas Co.	673	23,791
Peoples Energy Corp.	610	23,576
AGL Resources, Inc.	970	23,571
WGL Holdings, Inc.	930	22,246
Atmos Energy Corp.	870	20,288
UGI Corp.	530	19,817

Total Gas Utilities		419,316

Total Utilities		419,316

ENERGY 0.3%
Oil & Gas 0.3%
El Paso Energy
Partners LP	780	21,715

Total Oil & Gas		21,715

Total Energy		21,715

Total Common Stocks
(Cost $6,541,648)		6,434,250

	FACE
	AMOUNT
	–––––––
Repurchase Agreements 2.9%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$45,429	45,429
0.95% due 01/02/03	45,429	45,429
1.10% due 01/02/03	100,214	100,214

Total Repurchase Agreements
(Cost $191,072)		191,072

Total Investments 100%
(Cost $6,732,720)		$6,625,322

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 77

BANKING FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.5%
Wells Fargo & Co.	5,800	$271,846
Wachovia Corp.	5,950	216,818
Bank of America Corp.	3,070	213,580
Fifth Third Bancorp	3,510	205,510
Washington Mutual, Inc.	5,410	186,807
National City Corp.	5,980	163,374
Suntrust Banks, Inc.	2,780	158,238
AmSouth Bancorp	6,900	132,480
Greenpoint Financial
Corp.	2,890	130,570
Charter One
Financial, Inc.	4,475	128,567
Union Planters Corp	4,485	126,208
North Fork
Bancorporation	3,600	121,464
Sovereign Bancorp, Inc.	8,550	120,127
First Tennessee
National Corp.	3,300	118,602
NewYork Community
Bancorp, Inc.	4,100	118,408
Banknorth Group, Inc.	5,060	114,356
Astoria Financial Corp.	4,150	112,673
Webster Financial Corp.	3,154	109,759
JP Morgan Chase & Co.	4,240	101,760
Colonial Bancgroup, Inc.	8,310	99,138
IndyMac Bancorp, Inc.*	5,240	96,888
Hibernia Corp.	4,900	94,374
US Bancorp	3,740	79,363
Bank One Corp.	2,140	78,217
Marshall & Ilsley Corp.	2,300	62,974
Keycorp	2,500	62,850
Hudson City
Bancorp, Inc.	3,300	61,479
Regions Financial Corp.	1,670	55,711
M & T Bank Corp.	700	55,545
Fleet Boston
Financial Corp.	2,270	55,161
Huntington
Bancshares, Inc.	2,800	52,388
National Commerce
Financial Corp.	2,160	51,516
Valley National Bancorp	1,950	51,422
Unionbancal Corp.	1,270	49,873

		MARKET
		VALUE
	SHARES	(NOTE 1)

Commerce Bancshares,
Inc.	1,253	$49,230
Zions Bancorporation	1,230	48,399
Fulton Financial Corp.	2,520	44,503
Associated Banc-Corp.	1,310	44,461
Compass Bancshares, Inc.	1,300	40,651
Popular, Inc.	1,180	39,884
Trustmark Corp.	1,630	38,680
First Virginia Banks, Inc.	1,000	37,230
Old National Bancorp/IN	1,500	36,450
Sky Financial Group, Inc.	1,830	36,435
The Bear Stearns
Cos., Inc.	600	35,640
Community First
Bankshares, Inc.	1,340	35,456
Texas Regional
Bancshares, Inc.	990	35,186
Cullen/Frost
Bankers, Inc.	1,020	33,354
Whitney Holding
Corp.	1,000	33,330
South Financial
Group, Inc.	1,450	29,957
Bancorpsouth, Inc.	1,520	29,518
First Midwest Bancorp	1,090	29,114
City National Corp.	630	27,714
BB&T Corp.	730	27,003
East-West Bancorp., Inc.	730	26,338
Citizens Banking
Corp/MI	1,000	24,780
Southwest Bancorp
of Texas, Inc.*	840	24,200
Bank of New York
Co., Inc.	1,010	24,200
United Bankshares, Inc.	750	21,796
Oceanfirst
Financial Corp.	920	20,654
Provident Bankshares
Corp.	850	19,644
Sterling Bancshares,
Inc/TX	1,580	19,308
Amcore Financial, Inc.	850	18,445
Chittenden Corp.	660	16,817
Republic Bancorp	1,281	15,077

* Non-Income Producing Securities

See Notes to Financial Statements.

BANKING FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Greater Bay Bancorp	860	$14,869
T. Rowe Price Group, Inc.	500	13,640
Hudson United Bancorp	400	12,440
State Street Corp.	300	11,700
Parkvale Financial Corp.	490	11,295
Mutualfirst Financial Inc.	480	9,485
Blackrock, Inc.*	230	9,062
Investment Technology Group, Inc.*	400	8,944

Total Common Stocks (Cost $ 4,713,203)		4,912,935

	FACE
	AMOUNT

Repurchase Agreements 2.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$29,611	29,611
0.95% due 01/02/03	29,611	29,611
1.10% due 01/02/03	65,320	65,320

Total Repurchase Agreements (Cost $ 124,542)		124,542

Total Investments 100% (Cost $ 4,837,745)		$5,037,477

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  79

BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 96.5%
E.I. Du Pont de
Nemours & Co.	1,130	$47,912
Dow Chemical Co.	1,370	40,689
International Paper Co.	840	29,375
Weyerhaeuser Co.	510	25,097
Monsanto Co.	1,210	23,292
Alcoa, Inc.	1,020	23,236
Praxair, Inc.	370	21,375
Air Products &
Chemicals, Inc.	490	20,947
PPG Industries, Inc.	410	20,561
MeadWestvaco Corp.	730	18,038
Rohm & Haas Co.	550	17,864
Ecolab, Inc.	360	17,820
Scotts Co.*	360	17,654
Peabody Energy Corp.	600	17,538
United States Steel Corp.	1,260	16,531
Newmont Mining Corp.	557	16,170
Sigma-Aldrich Corp.	330	16,071
AK Steel Holding Corp.*	1,900	15,200
Sealed Air Corp.*	400	14,920
Pactiv Corp.*	680	14,865
Vulcan Materials Co.	370	13,875
International Flavors &
Fragrances, Inc.	390	13,689
Bowater, Inc.	300	12,585
Cytec Industries, Inc.*	460	12,549
Sonoco Products Co.	530	12,153
Crompton Corp.	2,030	12,078
Phelps Dodge Corp.*	380	12,027
Bemis Co.	240	11,911
Hercules, Inc.*	1,340	11,792
Eastman Chemical Co.	300	11,031
Georgia-Pacific Corp.	680	10,989
Ball Corp.	210	10,750
Harmony Gold Mining
Co., Ltd.	630	10,590
Valspar Corp.	230	10,161
Packaging Corp.
of America*	550	10,032
Boise Cascade Corp.	380	9,584
Rayonier, Inc.	210	9,502
Cabot Corp.	350	9,289
Inco, Ltd.*	420	8,912

		MARKET
		VALUE
	SHARES	(NOTE 1)

Om Group, Inc.	1,290	$8,875
Worthington Industries	570	8,687
IMC Global, Inc.	810	8,643
Consol Energy	500	8,640
Martin Marietta
Materials, Inc.	280	8,585
Lyondell Chemical Co.	660	8,342
Sappi, Ltd.	630	8,329
Airgas, Inc.*	480	8,280
Florida Rock
Industries, Inc.	210	7,990
Aptargroup, Inc.	240	7,498
Albemarle Corp.	250	7,112
Glatfelter	530	6,975
Cleveland Cliffs, Inc.*	340	6,749
Great Lakes
Chemical Co.	280	6,686
Ferro Corp.	270	6,596
Freeport-McMoran
Copper & Gold, Inc.*	390	6,544
Minerals Technologies,
Inc.	150	6,473
Chesapeake Corp.	360	6,426
Nucor Corp.	150	6,195
Cambrex Corp.	200	6,042
Macdermid, Inc.	260	5,941
Agnico-Eagle Mines, Ltd.	390	5,795
Georgia Gulf Corp.	240	5,554
A. Schulman, Inc.	270	5,025
Allegheny
Technologies, Inc.	730	4,548
Texas Industries, Inc.	180	4,374
PolyOne Corp.	1,090	4,273
HB Fuller Co.	160	4,141
Steel Dynamics, Inc.*	340	4,090
Pope & Talbot, Inc.	280	3,993
Caraustar Industries,
Inc.*	360	3,413
Century Aluminum Co.	450	3,335
Carpenter Technology
Corp.	250	3,113
Material Sciences Corp.*	230	2,976
Buckeye Technologies,
Inc.*	470	2,891

* Non-Income Producing Securities

See Notes to Financial Statements.

BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Crown Cork &
Seal Co., Inc.*	330	$2,624
Imco Recycling, Inc.*	320	2,602
Ryerson Tull, Inc.	410	2,501
Omnova Solutions, Inc.*	610	2,458
Commercial Metal Co.	150	2,436
Steel Technologies, Inc.	140	2,374
Temple-Inland, Inc.	50	2,241
Engelhard Corp.	100	2,235
Arch Coal, Inc.	90	1,943
Quaker Chemical Corp.	80	1,856
FMC Corp.*	60	1,639
Penford Corp.	110	1,550
Solutia, Inc.	420	1,525
Longview Fibre Co.*	170	1,229
Massey Energy Co.	120	1,166
Posco ADR	40	989
Wausau-Mosinee
Paper Corp.	50	561
Stillwater Mining Co.*	70	375

Total Common Stocks
(Cost $779,934)		894,087

	FACE
	AMOUNT

Repurchase Agreements 3.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$7,661	7,661
0.95% due 01/02/03	7,661	7,661
1.10% due 01/02/03	16,899	16,899

Total Repurchase Agreements
(Cost $32,221)		32,221

Total Investments 100%
(Cost $812,155)		$926,308

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  81

BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

			MARKET
			VALUE
		SHARES	(NOTE 1)

Common Stocks 97.7%
Amgen, Inc.*		14,787	$714,804
Gilead Sciences, Inc.*		3,600	122,400
Chiron Corp.*		3,140	118,064
Genzyme Corp.-
General Division*		3,770	111,479
Medimmune, Inc.*		3,963	107,675
Biogen, Inc.*		2,440	97,746
Idec Pharmaceuticals
Corp.*		2,820	93,539
Inhale Therapeutic
Systems, Inc.*		8,740	70,619
NPS Pharmaceuticals,
Inc.*		2,790	70,224
The Medicines Co.*		4,320	69,206
Amylin Pharmaceuticals,
Inc.*		4,220	68,111
Celgene Corp.*		2,880	61,834
Affymetrix, Inc.*		2,700	61,803
Cephalon, Inc.*		1,260	61,322
Tularik, Inc.*		8,130	60,650
ImClone Systems, Inc.*	.	5,700	60,540
Regeneron Pharmaceutical,
Inc.*		3,210	59,417
Trimeris, Inc.*		1,340	57,741
Cell Genesys, Inc.*		4,950	55,197
Qiagen NV*		10,300	53,457
Incyte Genomics, Inc.*	.	11,690	53,306
Enzon, Inc.*		3,020	50,494
QLT, Inc.*		5,890	50,289
CV Therapeutics, Inc.*		2,730	49,741
Telik, Inc.*		4,230	49,322
Genta, Inc.*		6,230	47,909
United Therapuetics
Corp.*		2,840	47,428
Atrix Labs, Inc.*		3,070	47,091
OSI Pharmaceuticals,
Inc.*		2,730	44,772
Abgenix, Inc.*		6,060	44,662
Invitrogen Corp.*		1,360	42,609
Scios, Inc.*		1,300	42,354
Vertex Pharmaceuticals,
Inc.*		2,590	41,051
Genentech, Inc.*		1,160	38,466

		MARKET
		VALUE
	SHARES	(NOTE 1)

Millennium Pharmaceuticals,
Inc.*	4,821	$38,279
Neurocrine Biosciences,
Inc.*	800	36,528
Albany Molecular
Research, Inc.*	2,440	36,090
Antigenics, Inc.*	3,400	34,816
Ligand Pharmaceuticals,
Inc.*	6,120	32,864
ICOS Corp.*	1,390	32,540
Biomarin Pharmaceutical,
Inc.*	4,390	30,949
Myriad Genetics, Inc.*	2,020	29,492
InterMune, Inc.*	1,100	28,061
Alkermes, Inc.*	4,360	27,337
CuraGen Corp.*	5,690	26,458
Human Genome
Sciences, Inc.*	2,900	25,549
Gene Logic, Inc.*	3,880	24,405
Tanox, Inc.*	2,640	23,892
Exelixis, Inc.*	2,830	22,640
Protein Design Labs,
Inc.*	2,610	22,185
Isis Pharmaceuticals,
Inc.*	3,350	22,076
Diversa Corp.*	2,190	19,819
Alexion Pharmaceuticals,
Inc.*	1,310	18,497
Medarex, Inc.*	4,650	18,367
Transkaryotic Therapies,
Inc.*	1,440	14,256
Ilex Oncology, Inc.*	1,790	12,637
Cell Therapeutics, Inc.*	1,730	12,577
Vaxgen, Inc.*	610	11,779
Cubist Pharmaceuticals,
Inc.*	1,100	9,053
Immunomedics, Inc.*	1,880	8,686
Arena Pharmaceuticals,
Inc.*	1,250	8,138
Sangstat Medical Corp.*	630	7,119
Neopharm, Inc.*	690	6,997
Pharmacopeia, Inc.*	700	6,244
Immunogen, Inc.*	1,830	5,673
Luminex Corp.*	1,380	5,672

* Non-Income Producing Securities

See Notes to Financial Statements.

BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Avigen, Inc.*	860	$4,911
Array Biopharma, Inc.*	790	4,385
Geron Corp.*	920	3,312
Arqule, Inc.*	790	2,410
Caliper Technologies
Corp.*	470	1,410
Novavax, Inc.*	460	1,196
Emisphere Technologies,
Inc.*	330	1,148
Entremed, Inc.*	1,210	1,041

Total Common Stocks
(Cost $3,204,786)		3,504,810

	FACE
	AMOUNT

Repurchase Agreements 2.3%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$19,709	19,709
0.95% due 01/02/03	19,709	19,709
1.10% due 01/02/03	43,478	43,478

Total Repurchase Agreements
(Cost $82,896)		82,896

Total Investments 100%
(Cost $3,287,682)		$3,587,706

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  83

CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 96.9%
Philip Morris Cos., Inc.	7,660	$310,460
Procter & Gamble Co.	3,590	308,525
PepsiCo., Inc.	4,813	203,205
Coca-Cola Co.	4,590	201,134
Sara Lee Corp.	7,980	179,630
Sysco Corp.	5,790	172,484
Anheuser-Busch Cos., Inc.	3,510	169,884
Kraft Foods, Inc.	4,150	161,559
Kroger Co.*	10,060	155,427
Kimberly-Clark Corp.	3,220	152,853
Coca-Cola Enterprises,
Inc.	6,570	142,700
eBay, Inc.*	2,070	140,387
Kellogg Co.	4,090	140,164
Clorox Co.	3,360	138,600
Conagra Foods, Inc.	5,530	138,305
Safeway, Inc.*	4,920	114,931
Winn-Dixie Stores, Inc.	6,900	105,432
Brown Forman Corp.—
Class B	1,600	104,576
Fortune Brands, Inc.	2,150	99,996
Cendant Corp.*	9,410	98,617
Alberto-Culver Co.	1,940	97,776
Dean Foods Co.*	2,600	96,460
Tyson Foods, Inc.—Class A	8,544	95,864
Apollo Group, Inc.*	2,165	95,260
Newell Rubbermaid, Inc.	3,130	94,933
Supervalu, Inc.	5,750	94,933
Dole Food Co.	2,900	94,482
Gillette Co.	2,960	89,866
Hormel Foods Corp.	3,800	88,654
Colgate-Palmolive Co.	1,680	88,082
H&R Block, Inc.	2,180	87,636
Universal Corp. Va	2,350	86,856
Weight Watchers
International, Inc.*	1,790	82,286
ServiceMaster Co.	7,310	81,141
Black & Decker Corp.	1,780	76,344
Snap-On, Inc.	2,700	75,897
RJ Reynolds Tobacco
Holdings, Inc.	1,800	75,798
Archer-Daniels-
Midland Co.	6,090	75,516

		MARKET
		VALUE
	SHARES	(NOTE 1)

Bunge, Ltd.	3,110	$74,827
Albertson’s, Inc.	3,270	72,790
Corn Products
International, Inc.	2,350	70,806
Estee Lauder Cos., Inc.	2,600	68,640
WM Wrigley Jr Co.	1,240	68,051
Energizer Holdings, Inc.*	2,380	66,402
Chemed Corp.	1,720	60,802
Pepsi Bottling Group, Inc.	2,210	56,797
Ticketmaster*	2,650	56,233
Interstate Bakeries Corp.	3,600	54,900
UST, Inc.	1,600	53,488
Krispy Kreme
Doughnuts, Inc.*	1,580	53,357
Corinthian Colleges, Inc.*	1,400	53,004
General Mills, Inc.	1,110	52,115
ITT Educational
Services, Inc.*	2,200	51,810
Expedia, Inc.—Class A*	720	48,190
Avon Products, Inc.	780	42,019
H.J. Heinz Co.	1,110	36,486
Stamps.com, Inc.*	7,300	34,091
Service Corp.
International*	9,400	31,208
Campbell Soup Co.	1,100	25,817
Hershey Foods Corp.	210	14,162
Coach, Inc.*	90	2,963

Total Common Stocks
(Cost $5,740,441)		5,965,611

	FACE
	AMOUNT
	––––––––––
Repurchase Agreements 3.1%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$45,396	45,396
0.95% due 01/02/03	45,396	45,396
1.10% due 01/02/03	100,139	100,139

Total Repurchase Agreements
(Cost $190,931)		190,931

Total Investments 100%
(Cost $5,931,372)		$6,156,542

* Non-Income Producing Securities

See Notes to Financial Statements.

ELECTRONICS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.6%
Intel Corp.	29,520	$459,626
Texas Instruments, Inc.	15,760	236,558
STMicroelectronics NV	10,920	213,049
Applied Materials, Inc.*	15,860	206,656
Maxim Integrated
Products, Inc.	4,810	158,922
Motorola, Inc.	18,360	158,814
Linear Technology Corp.	5,350	137,602
Novellus Systems, Inc.*	4,710	132,257
Xilinx, Inc.*	6,240	128,544
Analog Devices, Inc.*	5,310	126,750
Altera Corp.*	9,940	122,660
Kla-Tencor Corp.*	3,280	116,014
MicrochipTechnology, Inc.	3,770	92,176
National Semiconductor
Corp.*	6,050	90,810
QLogic Corp.*	2,440	84,204
ASML Holding NV*	10,010	83,684
Micron Technology, Inc.*	8,580	83,569
Intersil Corp.*	5,790	80,713
LSI Logic Corp.*	13,250	76,452
Sandisk Corp.*	3,610	73,283
Atmel Corp.*	30,190	67,324
Integrated Circuit
Systems, Inc.*	3,590	65,517
Marvell Technology
Group, Ltd.*	3,460	65,256
Lattice Semiconductor
Corp.*	6,950	60,951
Fairchild Semiconductor
International, Inc.*	5,620	60,190
Silicon Laboratories, Inc.*	2,880	54,950
Lam Research Corp.*	4,890	52,812
PMC - Sierra, Inc.*	9,340	51,930
Applied Micro
Circuits Corp.*	13,810	50,959
International Rectifier
Corp.*	2,760	50,950
Agere Systems, Inc.—
Class A*	34,090	49,090
Nvidia Corp.*	4,170	47,997
Adaptec, Inc.*	8,140	45,991
Integrated Device
Technology, Inc.*	5,450	45,616

		MARKET
		VALUE
	SHARES	(NOTE 1)

Teradyne, Inc.*	3,360	$43,714
Rambus, Inc.*	6,340	42,541
MKS Instruments, Inc.*	2,550	41,896
Broadcom Corp.*	2,770	41,716
RF Micro Devices, Inc.*	5,590	40,975
Varian Semiconductor
Equipment Associates,
Inc.*	1,670	39,681
Advanced Micro
Devices, Inc.*	5,900	38,114
Cypress Semiconductor
Corp.*	5,930	33,920
Vitesse Semiconductor
Corp.*	15,420	33,693
United Micro Electronics
Corp.*	9,880	33,197
Power Integrations, Inc.*	1,950	33,150
Semtech Corp.*	3,020	32,978
Taiwan Semiconductor*	4,490	31,655
ATI Technologies, Inc.*	6,280	29,208
Celestica, Inc.*	1,960	27,636
Cymer, Inc.*	790	25,478
Photronics, Inc.*	1,700	23,290
Triquint Semiconductor,
Inc.*	4,930	20,903
Ase Test, Ltd.*	4,330	17,320
Vishay Intertech, Inc.*	1,230	13,751
Cirrus Logic, Inc.*	3,480	10,022
Axcelis Technology, Inc.*	620	3,478

Total Common Stocks
(Cost $ 4,302,982)		4,290,192

	FACE
	AMOUNT

Repurchase Agreements 2.4%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$25,472	25,472
0.95% due 01/02/03	25,472	25,472
1.10% due 01/02/03	56,189	56,189

Total Repurchase Agreements
(Cost $107,133)		107,133

Total Investments 100%
(Cost $4,410,115)		$4,397,325

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  85

ENERGY FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.5%
Exxon Mobil Corp.	12,660	$442,340
Total Fina Elf SA	4,690	335,335
BP Amoco, Plc.	8,210	333,737
Royal Dutch
Petroleum Co.	6,120	269,402
ChevronTexaco Corp.	3,315	220,381
Shell Transport &
Trading Co.	5,490	213,671
ConocoPhillips	2,929	141,734
Anardarko Petroleum
Corp.	2,870	137,473
Repsol YPF SA	9,890	129,361
Schlumberger, Ltd.	3,050	128,375
Occidental Petroleum
Corp.	4,420	125,749
Apache Corp.	1,998	113,866
Transocean Sedco
Forex, Inc.	4,750	110,200
Unocal Corp.	3,600	110,088
Marathon Oil Corp.	4,760	101,340
Kinder Morgan, Inc.	2,380	100,603
Ensco International, Inc.	3,288	96,832
Amerada Hess Corp.	1,640	90,282
Noble Corp.*	2,500	87,875
Murphy Oil Corp.	1,980	84,843
GlobalSantaFe Corp.	3,410	82,931
EOG Resources, Inc.	2,070	82,634
Baker Hughes, Inc.	2,400	77,256
Diamond Offshore
Drilling, Inc.	3,430	74,946
Tidewater, Inc.	2,390	74,329
Halliburton Co.	3,970	74,279
Rowan Companies, Inc.	3,240	73,548
Sunoco, Inc.	2,150	71,337
Chesapeake Energy Corp.	8,640	66,874
Grant Prideco, Inc.*	5,700	66,348
Varco International, Inc.*	3,650	63,510
Helmerich & Payne, Inc.	2,240	62,518
Seacor Smit, Inc.*	1,400	62,300
Pride International, Inc.*	4,090	60,941
Burlington Resources,
Inc.	1,370	58,431
Stone Energy Corp.*	1,640	54,710

		MARKET
		VALUE
	SHARES	(NOTE 1)

Core Labaratories NW*	4,500	$51,075
Western Gas Resources,
Inc.	1,360	50,116
Oceaneering International,
Inc.*	2,000	49,480
Lone Star Technologies,
Inc.*	3,320	49,435
BJ Services Co.*	1,520	49,111
Devon Energy Corp.	1,010	46,359
Weatherford
International, Ltd.*	1,120	44,722
Nabors Industries, Ltd.*	1,250	44,088
Key Energy Group, Inc.*	4,720	42,338
Veritas DGC, Inc.*	5,210	41,159
Valero Energy Corp.	1,110	41,003
Kerr-McGee Corp.	880	38,984
Grey Wolf, Inc.*	9,510	37,945
Evergreen Resources,
Inc.*	800	35,880
Hanover Compressor
Co.*	3,710	34,058
Input/Output, Inc.*	8,000	34,000
Forest Oil Corp.*	1,200	33,180
Tom Brown, Inc.*	1,320	33,132
Encana Corp.	1,053	32,748
Canadian Natural
Resources	1,100	32,637
Smith International, Inc.*	1,000	32,620
Buckeye Partners	800	30,720
Teppco Partners LP	1,100	30,525
Gulfmark Offshore, Inc.*	1,900	28,025
Unit Corp.*	1,500	27,825
Ocean Energy, Inc.	1,390	27,758
Williams Cos., Inc.	10,220	27,594
XTO Energy, Inc.	1,100	27,170
W-H Energy Services,
Inc.*	1,800	26,262
Cooper Cameron Corp.*	520	25,906
Pioneer Natural
Resources Co.*	1,000	25,250
Houston Exploration
Co.*	800	24,480
Patterson-UTI
Energy, Inc.*	700	21,119

* Non-Income Producing Securities

See Notes to Financial Statements.

ENERGY FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Noble Energy, Inc.	500	$18,775
Pogo Producing Co.	500	18,625
National-Oilwell, Inc.*	600	13,104
Newfield Exploration Co.*	320	11,536
FMC Technologies, Inc.*	400	8,172
Arch Coal, Inc.	200	4,318

Total Common Stocks
(Cost $5,367,168)		5,731,613

	FACE
	AMOUNT

Repurchase Agreements 2.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$35,146	35,146
0.95% due 01/02/03	35,146	35,146
1.10% due 01/02/03	77,530	77,530

Total Repurchase Agreements (Cost $147,822)		147,822

Total Investments 100% (Cost $5,514,990)		$5,879,435

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  87

ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.5%
Schlumberger, Ltd.	9,390	$395,225
Baker Hughes, Inc.	7,890	253,979
Halliburton Co.	13,500	252,585
Transocean Sedco
Forex, Inc.	10,500	243,600
Noble Corp.*	6,040	212,306
Ensco International, Inc.	7,152	210,627
BJ Services Co.*	5,430	175,443
Pride International, Inc.*	11,250	167,625
Nabors Industries, Ltd.*	4,630	163,300
Weatherford International,
Ltd.*	4,070	162,515
Rowan Companies, Inc.	6,360	144,372
Smith International, Inc.*	3,860	125,913
National-Oilwell, Inc.*	5,680	124,051
Seacor Smit, Inc.*	2,650	117,925
Cooper Cameron Corp.*	2,300	114,586
Varco International, Inc.*	6,440	112,056
Grant Prideco, Inc.*	9,530	110,929
Patterson-UTI
Energy, Inc.*	3,470	104,690
Unit Corp.*	5,440	100,912
Oceaneering International,
Inc.*	4,040	99,950
Helmerich & Payne, Inc.	3,490	97,406
Hanover Compressor
Co.*	10,570	97,033
Tidewater, Inc.	2,840	88,324
W-H Energy Services,
Inc.*	5,560	81,120
Veritas DGC, Inc.*	8,930	70,547
FMC Technologies, Inc.*	3,430	70,075

		MARKET
		VALUE
	SHARES	(NOTE 1)

Lone Star Technologies,
Inc.*	4,120	$61,347
Cal Dive International,
Inc.*	2,140	50,290
Maverick Tub Corp.*	3,840	50,035
Atwood Oceanics, Inc.*	1,530	46,053
Tetra Technologies, Inc.*	1,820	38,893
Offshore Logistics, Inc.*	1,450	31,784
Oil States International,
Inc.*	1,870	24,123
Carbo Corp.	690	23,253
Willbros Group, Inc.*	2,820	23,180
Universal Compression
Holdings, Inc.*	1,170	22,382
Gulfmark Offshore, Inc.*	1,480	21,830
Hydril Co.*	870	20,506
Horizon Offshore, Inc.*	4,050	20,169
Input/Output, Inc.*	2,210	9,393

Total Common Stocks
(Cost $4,041,753)		4,340,332

	FACE
	AMOUNT

Repurchase Agreements 2.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$26,003	26,003
0.95% due 01/02/03	26,003	26,003
1.10% due 01/02/03	57,359	57,359

Total Repurchase Agreements
(Cost $109,365)		109,365

Total Investments 100%
(Cost $4,151,118)		$4,449,697

* Non-Income Producing Securities

See Notes to Financial Statements.

FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.8%
Citigroup, Inc.	2,720	$95,717
Wells Fargo & Co.	1,730	81,085
Wachovia Corp.	2,010	73,244
Bank of America Corp.	1,040	72,353
Fifth Third Bancorp	1,070	62,648
Prudential Financial, Inc.	1,750	55,545
Fannie Mae	840	54,037
American International
Group	933	53,974
Freddie Mac	910	53,735
National City Corp.	1,870	51,088
SunTrust Banks, Inc.	890	50,659
American Express Co.	1,390	49,136
AmSouth Bancorp	2,260	43,392
Greenpoint Financial
Corp.	950	42,921
Charter One
Financial, Inc.	1,470	42,233
AON Corp.	2,200	41,558
Union Planters Corp.	1,470	41,366
North Fork
Bancorporation	1,190	40,151
NewYork Community
Bancorp, Inc.	1,390	40,143
UnumProvident Corp.	2,280	39,991
Sovereign Bancorp, Inc.	2,840	39,902
First Tennessee
National Corp.	1,100	39,534
Morgan Stanley	990	39,521
Fidelity National
Financial, Inc.	1,198	39,330
Banknorth Group, Inc.	1,710	38,646
Astoria Financial Corp.	1,410	38,281
MGIC Investment Corp.	910	37,583
Goldman Sachs
Group, Inc.	550	37,455
Webster Financial Corp.	1,076	37,445
Safeco Corp.	1,080	37,444
Everest Re Group, Ltd.	670	37,051
Hibernia Corp.	1,920	36,979
The PMI Group, Inc.	1,220	36,649
American Financial
Group, Inc.	1,520	35,066
Allstate Corp.	920	34,031

		MARKET
		VALUE
	SHARES	(NOTE 1)

Colonial Bancgroup, Inc.	2,850	$34,000
IndyMac Bancorp, Inc.*	1,820	33,652
SEI Investments Co.	1,230	33,431
The Bear Stearns
Cos., Inc.	550	32,670
Loews Corp.	720	32,011
State Street Corp.	820	31,980
MONY Group, Inc.	1,220	29,207
HCC Insurance
Holdings, Inc.	1,170	28,782
Jefferson-Pilot Corp.	730	27,820
Principal Financial Group	920	27,720
Capital One
Financial Corp.	880	26,154
Moody’s Corp.	620	25,600
MBNA Corp.	1,285	24,441
SLM Corp.	230	23,888
Hartford Financial
Services Group, Inc.	520	23,624
Simon Property
Group, Inc.	650	22,146
Countrywide Credit
Industries, Inc.	420	21,693
T. Rowe Price
Group, Inc.	760	20,733
Travelers Property
Casualty Corp.—
Class B*	1,402	20,539
JP Morgan Chase & Co.	830	19,920
Merrill Lynch & Co., Inc.	510	19,355
Protective Life Corp.	700	19,264
Lehman Brothers
Holdings, Inc.	360	19,184
Legg Mason, Inc.	360	17,474
Washington Mutual, Inc.	470	16,229
New Plan Excel
Realty Trust	820	15,654
John Hancock
Financial Services, Inc.	550	15,345
AMBAC Financial
Group, Inc.	270	15,185
Leucadia National Corp.	380	14,178
US Bancorp	640	13,581
AmeriCredit Corp.*	1,750	13,545
Bank One Corp.	370	13,524

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  89

FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Hospitality
Properties Trust	380	$13,376
Regions Financial Corp.	380	12,677
KeyCorp	490	12,319
Neuberger Berman, Inc.	340	11,387
Shurgard Storage
Centers, Inc.	360	11,282
Raymond James
Financial, Inc.	380	11,240
National Commerce
Financial Corp.	470	11,210
Equity Office
Properties Trust	436	10,891
Radian Group, Inc.	280	10,402
Investment Technology
Group, Inc.*	430	9,615
M & T Bank Corp.	120	9,522
Hilb, Rogal &
Hamilton Co.	230	9,407
Household International,
Inc.	320	8,899
Jefferies Group, Inc.	210	8,814
FleetBoston
Financial Corp.	310	7,533
Glenborough Realty
Trust, Inc.	420	7,484
Equity Residential
Properties Trust	299	7,349
Riggs National Corp.	450	6,971
Marsh & McLennan
Cos., Inc.	150	6,932
LaBranche & Co., Inc.*	260	6,926
Capital Automotive REIT	290	6,873
Colonial Properties Trust	200	6,788
Southwest Securities
Group	470	6,373
TrustCo Bank Corp. N.Y.	590	6,360
Boston Private
Financial Holding	320	6,355
Providian Financial
Corp.*	960	6,230
Essex Property Trust, Inc.	120	6,102

		MARKET
		VALUE
	SHARES	(NOTE 1)

Cullen/Frost
Bankers, Inc.	180	$5,886
Waddell & Reed
Financial, Inc.	290	5,704
Chittenden Corp.	220	5,606
SCPIE Holdings Inc.	790	5,206
Kilroy Realty Corp.	220	5,071
Southwest Bancorp
of Texas, Inc.*	150	4,322
RLI Corp.	150	4,185
E*Trade Group, Inc.*	850	4,131
United Bankshares, Inc.	140	4,069
Marshall & Ilsley Corp.	130	3,559
Sterling Bancshares,
Inc/TX	290	3,544
South Financial
Group, Inc.	170	3,512
Greater Bay Bancorp	200	3,458
GBC Bancorp/California	170	3,291
East-West Bancorp., Inc.	90	3,247
Community First
Bankshares, Inc.	120	3,175
First Midwest Bancorp	110	2,938
Presidential Life Corp.	290	2,880
Delphi Financial Group—
Class A	70	2,657

Total Common Stocks
(Cost $2,489,868)		2,698,180

	FACE
	AMOUNT

Repurchase Agreements 2.2%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$14,592	14,592
0.95% due 01/02/03	14,592	14,592
1.10% due 01/02/03	32,186	32,186

Total Repurchase Agreements
(Cost $61,370)		61,370

Total Investments 100%
(Cost $2,551,238)		$2,759,550

* Non-Income Producing Securities

See Notes to Financial Statements.

HEALTH CARE FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 96.9%
Johnson & Johnson	4,398	$236,217
Pfizer, Inc.	7,100	217,047
Merck & Co., Inc.	3,220	182,284
Pharmacia Corp.	3,680	153,824
Amgen, Inc.*	3,174	153,431
Wyeth	4,060	151,844
Eli Lilly & Co.	2,030	128,905
Schering-Plough Corp.	5,620	124,764
Abbott Laboratories	2,860	114,400
Bristol-Myers Squibb Co.	4,610	106,721
Medtronic, Inc.	2,280	103,968
Forest Laboratories, Inc.*	840	82,505
UnitedHealth Group, Inc.	950	79,325
St. Jude Medical, Inc.*	1,930	76,660
Guidant Corp.*	2,460	75,891
Cardinal Health, Inc.	1,270	75,171
Zimmer Holdings, Inc.*	1,802	74,819
Biomet, Inc.	2,600	74,516
Becton Dickinson & Co.	2,410	73,963
Allergan, Inc.	1,250	72,025
Biogen, Inc.*	1,750	70,105
HCA, Inc.	1,650	68,475
Medimmune, Inc.*	2,480	67,382
Baxter International, Inc.	2,390	66,920
Mylan Laboratories, Inc.	1,850	64,565
WellPoint Health
Networks*	840	59,774
Idec Pharmaceuticals
Corp.*	1,760	58,379
King Pharmaceuticals,
Inc.*	3,323	57,122
Boston Scientific Corp.*.	1,330	56,552
Chiron Corp.*	1,500	56,400
Gilead Sciences, Inc.*	1,600	54,400
IMS Health, Inc.—Class B	3,300	52,800
Barr Laboratories, Inc.*	810	52,723
Hillenbrand
Industries, Inc.	1,070	51,692
Bausch & Lomb, Inc.	1,410	50,760
Medicis Pharmaceutical*	1,000	49,670
Anthem, Inc.*	757	47,615
Sicor, Inc.*	3,000	47,550
McKesson Corp.	1,750	47,302
Beckman Coulter, Inc.	1,570	46,346

		MARKET
		VALUE
	SHARES	(NOTE 1)

Charles River Laboratories
International, Inc.*	1,200	$46,176
IDEXX Laboratories, Inc.*	1,341	44,655
Applera Corp.-Applied
Biosystem Group	2,500	43,850
Cephalon, Inc.*	900	43,801
Invacare Corp.	1,310	43,623
Quest Diagnostics, Inc.*	750	42,675
Aetna, Inc.	1,030	42,354
Diagnostic
Products Corp.	1,090	42,096
Cigna Corp.	1,000	41,120
Oxford Health
Plans, Inc.*	1,120	40,824
Health Management
Associates, Inc.	2,260	40,454
Quintiles Transnational
Corp.*	3,300	39,930
Mentor Corp.	1,030	39,655
Health Net, Inc.*	1,500	39,600
Sybron Dental
Specialties, Inc.*	2,570	38,293
Pharmaceutical
Product
Development, Inc.*	1,300	38,051
Conmed Corp.*	1,930	37,809
ICU Medical, Inc.*	1,010	37,673
Stryker Corp.	560	37,587
Express Scripts, Inc.*	780	37,471
AmerisourceBergen
Corp.	680	36,931
Tenet Healthcare Corp.*	2,195	35,998
Omnicare, Inc.	1,500	35,745
C.R. Bard, Inc.	600	34,800
Covance, Inc.*	1,400	34,426
Watson Pharmaceutical,
Inc.*	1,200	33,924
Lincare Holdings, Inc.*	1,070	33,833
Accredo Health, Inc.*	955	33,664
Triad Hospitals, Inc.*	1,110	33,111
IVAX Corp.*	2,660	32,266
Manor Care, Inc.*	1,700	31,637
Universal Health
Services, Inc.—
Class B*	700	31,570
Healthsouth Corp.*	7,500	31,500

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  91

HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

First Health Group Corp.*	1,250	$30,438
Humana, Inc.*	3,000	30,000
Coventry Health Care, Inc.*	1,000	29,030
AdvancePCS*	1,300	28,873
Renal Care Group, Inc.*	900	28,476
Genzyme Corp.- General Division*	950	28,092
Apria Healthcare Group, Inc.*	1,200	26,688
Perrigo Corp.*	2,100	25,515
American Pharmaceutical Partners, Inc.*	1,400	24,920
Ocular Sciences, Inc.*	1,160	18,003
Varian Medical Systems, Inc.*	100	4,960
Millennium Pharmaceuticals, Inc.*	600	4,764

Total Common Stocks (Cost $ 4,597,287)		5,021,673

	FACE
	AMOUNT

Repurchase Agreements 3.1%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$37,904	37,904
0.95% due 01/02/03	37,904	37,904
1.10% due 01/02/03	83,616	83,616

Total Repurchase Agreements
(Cost $ 159,424)		159,424

Total Investments 100%
(Cost $ 4,756,711)		$5,181,097

* Non-Income Producing Securities

See Notes to Financial Statements.

INTERNET FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.5%
Cisco Systems, Inc.*	34,100	$446,710
AOL Time Warner, Inc.*	23,250	304,575
Qualcomm, Inc.*	6,980	254,002
eBay, Inc.*	3,110	210,920
Yahoo, Inc.*	9,800	160,230
Sun Microsystems, Inc.*	47,820	148,720
BEA Systems, Inc.*	10,610	121,697
Qwest Communications
International*	24,270	121,350
Intuit, Inc.*	2,520	118,238
Amazon.com, Inc.*	5,840	110,318
Network Associates, Inc.*	5,190	83,507
Expedia, Inc.—Class A*	1,170	78,308
Checkfree Corp.*	4,760	76,165
Siebel Systems, Inc.*	9,780	73,154
VeriSign, Inc.*	8,650	69,373
CIENA Corp.*	13,000	66,820
Hotels.com*	1,210	66,102
Broadcom Corp.*	4,290	64,607
Juniper Networks, Inc.*	9,430	64,124
Symantec Corp.*	1,560	63,102
Overture Services, Inc.*	2,060	56,259
E*Trade Group, Inc.*	11,560	56,182
Internet Security
Systems, Inc.*	2,530	46,375
Red Hat, Inc.*	7,310	43,202
Macromedia, Inc.*	3,850	41,002
WebMD Corp.*	4,260	36,423
Tibco Software, Inc.*	5,870	36,277
Ticketmaster
Online-City—
Class B*	1,660	35,225
DoubleClick, Inc.*	6,160	34,866
Check Point Software
Technologies, Ltd.*	2,570	33,333
Websense, Inc.*	1,530	32,682
Ariba, Inc.*	12,960	32,141
Earthlink, Inc.*	5,780	31,501
Foundry Networks, Inc.*	4,220	29,709
Openwave Systems, Inc.*	14,530	29,060

		MARKET
		VALUE
	SHARES	(NOTE 1)

DSP Group, Inc.*	1,740	$27,527
CNET Networks, Inc.*	9,680	26,233
RealNetworks, Inc.*	6,300	24,003
FreeMarkets, Inc.*	3,680	23,696
webMethods, Inc.*	2,780	22,852
F5 Networks, Inc.*	2,100	22,554
3Com Corp.*	4,650	21,529
Nortel Networks Corp.*	12,800	20,608
Paychex, Inc	690	19,251
i2 Technologies, Inc.*	16,600	19,090
Alloy Online, Inc.*	1,580	17,301
Safeguard
Scientifics, Inc.*	12,310	16,742
S1 Corp.*	3,610	16,101
Sonicwall, Inc.*	3,600	13,068
Centillium
Communications,
Inc.*	5,320	12,023
Veritas Software Corp.*	560	8,747
Sapient Corp.*	3,960	8,118
Divine, Inc.—Class A*	5,110	7,154
ITXC Corp.*	2,860	6,635
Homestore, Inc.*	5,660	4,811
Network Appliance, Inc.*	480	4,800
Paradyne Networks*	3,650	4,672
RSA Security, Inc.*	710	4,253

Total Common Stocks
(Cost $3,255,621)		3,628,027

	FACE
	AMOUNT

Repurchase Agreements 1.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$13,557	13,557
0.95% due 01/02/03	13,557	13,557
1.10% due 01/02/03	29,905	29,905

Total Repurchase Agreements
(Cost $57,019)		57,019

Total Investments 100%
(Cost $3,312,640)		$3,685,046

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  93

LEISURE FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.7%
Harley-Davidson, Inc.	2,030	$93,786
Carnival Corp.	3,450	86,077
McDonald’s Corp.	4,910	78,953
Eastman Kodak Co.	2,210	77,438
Starbucks Corp.*	3,700	75,406
Harrahs Entertainment,
Inc.*	1,890	74,844
Yum! Brands, Inc.*	3,070	74,355
Hilton Hotels Corp.	5,680	72,193
Mattel, Inc.	3,650	69,897
GTECH Holdings Corp.*	2,410	67,143
Wendy’s International, Inc.	2,300	62,261
Electronic Arts, Inc.*	1,040	51,761
Harman International
Industries, Inc.	850	50,575
Brunswick Corp.	2,530	50,246
Aztar Corp.*	3,500	49,980
Lone Star Steakhouse
Saloon, Inc.	2,420	46,803
Outback Steakhouse, Inc.	1,330	45,805
MGM Mirage*	1,290	42,531
Starwood Hotels &
Resorts Worldwide,
Inc.	1,750	41,545
Mandalay Resort Group*	1,350	41,323
Royal Caribbean
Cruises, Ltd.	2,460	41,082
Sonic Corp.*	1,960	40,160
Marriott International,
Inc.	1,210	39,773
Winnebago
Industries, Inc.	1,000	39,230
Jack In The Box, Inc.*	2,260	39,075
Brinker International,
Inc.*	1,200	38,700
Darden Restaurants, Inc.	1,785	36,503
International Game
Technology*	460	34,923
Park Place Entertainment
Corp.*	3,510	29,484
Polaris Industries, Inc.	500	29,300
Applebee’s International,
Inc.	1,220	28,293
Aramark Corp.*	1,100	25,850

		MARKET
		VALUE
	SHARES	(NOTE 1)

Papa John’s International,
Inc.*	920	$25,650
Ruby Tuesday, Inc.	1,450	25,070
Extended Stay
America, Inc.*	1,570	23,158
Ryan’s Family Steak
House, Inc.*	1,840	20,884
Station Casinos, Inc.*	1,120	19,824
Activision, Inc.*	1,280	18,675
Bob Evans Farms, Inc.	780	18,213
THQ, Inc.*	1,200	15,900
Nautilus Group, Inc.*	1,160	15,498
P.F. Changs China
Bistro, Inc.*	420	15,246
Six Flags, Inc.*	2,360	13,476
The Cheesecake Factory*	350	12,653
Bally’s Health &
Tennis Corp.*	1,610	11,415
International Speedway
Corp.—Class A	300	11,187
Callaway Golf Co.	810	10,733
Pinnacle Entertainment,
Inc.*	1,460	10,118
IHOP Corp.*	390	9,360
Prime Hospitality Corp.*	830	6,765
Hasbro, Inc.	440	5,082
Cablevision Sys Corp.—
Class A*	300	5,022
Charter Communications,
Inc.—Class A*	3,740	4,413
CEC Entertainment, Inc.*	70	2,149

Total Common Stocks
(Cost $1,863,203)		1,975,786

	FACE
	AMOUNT

Repurchase Agreements 2.3%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$11,120	11,120
0.95% due 01/02/03	11,120	11,120
1.10% due 01/02/03	24,528	24,528

Total Repurchase Agreements
(Cost $46,768)		46,768

Total Investments 100%
(Cost $1,909,971)		$2,022,554

* Non-Income Producing Securities

See Notes to Financial Statements.

PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.9%
Newmont Mining Corp.	137,653	$3,996,067
Anglogold, Ltd.	102,119	3,498,597
Gold Fields, Ltd.	230,912	3,223,532
Barrick Gold Corp.	165,990	2,557,906
Placer Dome, Inc.	198,997	2,288,465
Harmony Gold Mining Co., Ltd.	110,110	1,850,949
Kinross Gold Corp.*	726,500	1,779,925
Goldcorp, Inc.	135,440	1,722,797
Cia de Minas Buenaventura SA	61,770	1,630,110
Ashanti Goldfields Company, Ltd.*	268,930	1,573,240
Freeport-McMoran Copper & Gold, Inc.*	92,614	1,554,063
Glamis Gold, Ltd.*	136,449	1,547,332
Hecla Mining Co.*	291,580	1,475,395
Anglo American Plc	96,508	1,409,017
BHP Billiton, Ltd.	119,755	1,377,183
Agnico-Eagle Mines, Ltd.	90,050	1,338,143
Meridian Gold, Inc.*	74,046	1,305,431
Apex Silver Mines, Ltd.*	82,053	1,214,384
Coeur D’alene Mines*	630,600	1,210,752
Stillwater Mining Co.*	170,241	910,789
Pan American Silver Corp.*	83,280	652,915

Total Common Stocks
(Cost $32,540,249)		38,116,992

	FACE
	AMOUNT

Repurchase Agreements 2.1%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$197,254	197,254
0.95% due 01/02/03	197,254	197,254
1.10% due 01/02/03	435,128	435,128

Total Repurchase Agreements
(Cost $829,636)		829,636

Total Investments 100%
(Cost $33,369,885)		$38,946,628

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  95

REAL ESTATE FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.4%
Equity Office
Properties Trust	2,384	$59,552
Hospitality Properties
Trust	1,300	45,760
Equity Residential
Properties Trust	1,781	43,777
Simon Property
Group, Inc.	1,180	40,203
Public Storage, Inc.	1,170	37,803
Prologis Trust	1,470	36,970
Archstone Communities
Trust	1,499	35,286
Plum Creek Timber
Co., Inc.	1,486	35,070
Apartment Investment
& Management Co.—
Class A	910	34,107
Vornado Realty Trust	910	33,852
Duke Realty Corp.	1,320	33,594
Host Marriott Corp.*	3,790	33,541
Boston Property Investors	890	32,805
Health Care Property	810	31,023
Crescent Real Estate
Equity Co.	1,860	30,950
General Growth
Properties	590	30,680
National Health
Investors, Inc.	1,850	30,007
Kimco Realty Corp.	965	29,568
Rouse Co.	910	28,847
AMB Property Corp.	1,040	28,454
Liberty Property Trust	880	28,107
Healthcare Realty
Trust, Inc.	950	27,787
AvalonBay Communities,
Inc.	700	27,398
Entertainment
Properties Trust	1,140	26,813
United Dominion
Realty Trust	1,630	26,667
Shurgard Storage
Centers, Inc.	850	26,639
Weingarten Realty
Investments	705	25,986

		MARKET
		VALUE
	SHARES	(NOTE 1)

Taubman Centers, Inc.	1,570	$25,481
Carramerica
Realty Corp.	1,010	25,301
Realty Income Corp.	720	25,200
Mack-Cali Realty Group	820	24,846
Camden Property Trust	750	24,750
New Plan Excel
Realty Trust	1,270	24,244
EastGroup Properties	950	24,225
Town & Country
Trust	1,140	24,054
Arden Realty Group, Inc.	1,080	23,922
Federal Realty	850	23,902
Home Properties
of NY, Inc.	690	23,771
Developers Diversified
Realty Corp.	1,080	23,749
SL Green Realty
Corp.	750	23,700
BRE Properties—
Class A	750	23,400
Essex Property
Trust, Inc.	460	23,391
Washington REIT	910	23,205
HRPT Properties
Trust	2,810	23,154
Highwoods
Properties, Inc.	1,040	22,984
AMLI Residential
Properties	1,080	22,982
Felcor Lodging
Trust, Inc.	1,990	22,766
Reckson Associates
Realty Corp.	1,080	22,734
Pan Pacific Retail
Properties, Inc.	620	22,649
Commercial Net
Lease Realty	1,470	22,535
IRT Property Co.	1,890	22,434
Great Lakes REIT	1,340	22,311
Centerpoint Properties
Trust REIT	390	22,289
Lexington Corporate
Properties Trust	1,400	22,260

REIT—Real Estate Investment Trust

*Non-Income Producing Securities

See Notes to Financial Statements.

REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Mid-America Apartment Communities, Inc.	910	$22,250
Macerich Co.	720	22,140
Prentiss Properties Trust	780	22,058
Brandywine Realty Trust	1,010	22,028
CBL & Associates Properties	550	22,028
Mills Corp.	750	22,005
Post Properties, Inc.	910	21,749
Chelsea Property Group, Inc.	650	21,652
First Industrial Realty Trust	750	21,000
Capital Automotive REIT	880	20,856
Cousins Properties, Inc.	820	20,254
Colonial Properties Trust	590	20,025
JDN Realty Corp.	1,760	19,272
Cornerstone Realty Income Trust, Inc.	2,420	19,263
Thornburg Mortgage, Inc.	870	17,487
Corporate Office Properties Trust, Inc.	730	10,242

Total Common Stocks (Cost $1,805,585)		1,861,794

	FACE
	AMOUNT

Repurchase Agreements 1.6%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$7,184	7,184
0.95% due 01/02/03	7,184	7,184
1.10% due 01/02/03	15,849	15,849

Total Repurchase Agreements (Cost $30,217)		30,217

Total Investments 100% (Cost $1,835,802)		$1,892,011

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

ANNUAL REPORT  97

RETAILING FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 96.9%
Wal-Mart Stores, Inc.	6,270	$316,698
Home Depot, Inc.	5,150	123,394
The Gap, Inc.	6,790	105,381
Costco Wholesale Corp.*	3,710	104,103
Cardinal Health, Inc.	1,560	92,336
Staples, Inc.*	4,920	90,036
Target Corp.	2,980	89,400
Walgreen Co.	2,990	87,278
Lowe’s Co.	2,290	85,875
Autozone, Inc.*	1,180	83,367
J.C. Penney Holding
Co., Inc.	3,230	74,322
Kohls Corp.*	1,200	67,140
Petsmart, Inc.*	3,530	60,469
Pier 1 Imports, Inc.	3,120	59,062
Abercrombie &
Fitch Co.*	2,780	56,879
TJX Cos., Inc.	2,830	55,242
Williams-Sonoma, Inc.*	1,980	53,757
Amazon.com, Inc.*	2,800	52,892
Ross Stores, Inc.	1,220	51,716
McKesson Corp.	1,870	50,546
CVS Corp.	2,000	49,940
CDW Computer
Centers, Inc.*	1,130	49,550
99 Cents Only Stores*	1,700	45,662
Sherwin-Williams Co.	1,550	43,787
American Eagle
Outfitters*	3,060	42,167
Payless Shoesource, Inc.*	780	40,147
Office Depot, Inc.*	2,700	39,852
Bed Bath & Beyond, Inc.*	1,130	39,019
AmerisourceBergen
Corp.	710	38,560
Federated Department
Stores*	1,340	38,538
Sears, Roebuck & Co.	1,590	38,080
Family Dollar Stores	1,180	36,828
Tiffany & Co.	1,500	35,865
BJ’s Wholesale
Club, Inc.*	1,910	34,953
Dollar General Corp.	2,770	33,101
Dollar Tree Stores, Inc.*	1,260	30,958
Claire’s Stores, Inc.	1,380	30,457

		MARKET
		VALUE
	SHARES	(NOTE 1)

Limited Brands	2,074	$28,891
Rite Aid Corp.*	11,790	28,885
AutoNation, Inc.*	2,170	27,255
Foot Locker, Inc.*	2,470	25,935
Nordstrom, Inc.	1,360	25,799
Michaels Stores, Inc.*	780	24,414
Fastenal Co.	640	23,930
Best Buy Co., Inc.*	945	22,822
Linens ‘n Things, Inc.*	870	19,662
Talbots, Inc.	670	18,445
Chico’s Fashion, Inc.*	970	18,343
Priority Healthcare
Corp.*	700	16,240
Pacific Sunwear of
California, Inc.*	915	16,186
Hollywood Entertainment
Corp.*	1,060	16,006
O’Reilly Automotive,
Inc.*	620	15,680
PEP Boys- Manny
Moe & Jack	1,340	15,544
Zale Corp.*	480	15,312
OfficeMax, Inc.*	3,050	15,250
Men’s Wearhouse, Inc.*	880	15,092
Insight Enterprises, Inc.*	1,790	14,875
Coach, Inc.*	450	14,814
Duane Reade, Inc.*	830	14,110
Footstar, Inc.*	1,860	12,946
Advance Auto Parts*	260	12,714
Shopko Stores, Inc.*	1,000	12,450
Children’s Place*	1,170	12,449
AnnTaylor Stores Corp.*	570	11,639
Charming Shoppes, Inc.*	2,660	11,119
RadioShack Corp.	580	10,869
Trans World
Entertainment Corp.*	2,790	10,128
Cost Plus, Inc*	340	9,748
Stein Mart, Inc.*	1,380	8,418
United Rentals, Inc.*	650	6,994
Dress Barn, Inc.*	460	6,118
Longs Drug Stores Corp.	280	5,807
Guitar Center, Inc.*	280	4,637

Total Common Stocks
(Cost $2,822,147)		2,996,883

* Non-Income Producing Securities

See Notes to Financial Statements.

RETAILING FUND

SCHEDULE OF INVESTMENTS (concluded)  December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 3.1%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$22,606	$22,606
0.95% due 01/02/03	22,606	22,606
1.10% due 01/02/03	49,868	49,868

Total Repurchase Agreements
(Cost $95,080)		95,080

Total Investments 100%
(Cost $2,917,227)		$3,091,963

See Notes to Financial Statements.

ANNUAL REPORT  99

TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.0%
Microsoft Corp.*	4,470	$231,099
International Business
Machines Corp.	1,950	151,125
Intel Corp.	8,600	133,902
Cisco Systems, Inc.*	8,710	114,101
Oracle Corp.*	9,050	97,740
Qualcomm, Inc.*	2,680	97,525
Concord EFS, Inc.*	5,240	82,478
AOL Time Warner, Inc.*	6,260	82,006
Electronic Data
Systems Corp.	4,340	79,986
Texas Instruments, Inc.	5,120	76,851
Sybase, Inc.*	5,510	73,834
Dell Computer Corp.*	2,740	73,268
Convergys Corp.*	4,800	72,720
Expedia, Inc.—Class A*	970	64,922
Nortel Networks Corp.*	37,960	61,116
Hewlett-Packard Co.	3,519	61,090
EMC Corp./
Massachusetts*	9,930	60,970
Novellus Systems, Inc.*	2,100	58,968
Gateway, Inc.*	18,190	57,117
Computer Associates
International, Inc.	4,220	56,970
SunGard Data
Systems, Inc.*	2,410	56,780
Benchmark Electronics,
Inc.*	1,980	56,747
Applied Materials, Inc.*	4,230	55,117
Electronic Arts, Inc.*	1,060	52,756
Xerox Corp.*	6,430	51,761
STMicroelectronics NV	2,610	50,921
Yahoo, Inc.*	2,790	45,616
Altera Corp.*	3,630	44,794
BMC Software, Inc.*	2,600	44,486
Intuit, Inc.*	910	42,697
UTStarcom, Inc.*	2,150	42,634
Flextronics
International, Ltd.*	5,160	42,260
Celestica, Inc.*	2,960	41,736
Lexmark International
Group, Inc.—Class A*	680	41,140
Compuware Corp.*	8,550	41,040

		MARKET
		VALUE
	SHARES	(NOTE 1)

Tektronix, Inc.*	2,240	$40,746
Hotels.com*	740	40,426
Network Appliance, Inc.*	3,980	39,800
Perkinelmer, Inc.	4,740	39,105
Rational Software Corp.*	3,720	38,651
Jack Henry &
Associates	3,180	38,287
Mercury Interactive
Corp.*	1,290	38,248
Intersil Corp.*	2,700	37,638
Ticketmaster
Online-City—
Class B*	1,760	37,347
Diebold, Inc.	900	37,098
Veritas Software Corp.*	2,370	37,019
Computer Sciences
Corp.*	1,040	35,828
eBay, Inc.*	520	35,266
Symantec Corp.*	870	35,191
Coherent, Inc.*	1,760	35,112
Amdocs, Ltd.*	3,530	34,665
Network Associates, Inc.*	2,110	33,950
Motorola, Inc.	3,890	33,648
Paychex, Inc.	1,190	33,201
Maxim Integrated
Products, Inc.	1,000	33,040
Scientific-Atlanta, Inc.	2,730	32,378
Sun Microsystems, Inc.*	10,400	32,344
Plexus Corp.*	3,680	32,310
National Semiconductor
Corp.*	2,100	31,521
Storage Technology
Corp.*	1,450	31,059
VeriSign, Inc.*	3,830	30,717
Checkfree Corp.*	1,890	30,242
Unisys Corp.*	3,050	30,195
LSI Logic Corp.*	5,220	30,119
Jabil Circuit, Inc.	1,680	30,106
United Micro
Electronics Corp.*	8,930	30,005
Xilinx, Inc.*	1,410	29,046
Taiwan Semiconductor* .	4,080	28,764
Arrow Electronics, Inc.*	2,160	27,626
Linear Technology Corp.	1,060	27,263

* Non-Income Producing Securities

See Notes to Financial Statements.

TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Emulex Corp*	1,450	$26,898
Keane, Inc.*	2,930	26,341
Exult, Inc.*	8,100	25,758
Power Integrations, Inc.*	1,480	25,160
CDW Computer
Centers, Inc.*	570	24,995
3Com Corp.*	5,350	24,771
Tellabs, Inc.*	3,350	24,355
Actel Corp.*	1,500	24,330
Overture Services, Inc.*	880	24,033
Tekelec*	2,160	22,572
Analog Devices, Inc.*	940	22,438
Automatic Data
Processing, Inc.	570	22,373
BEA Systems, Inc.*	1,940	22,252
Cadence Design
Systems, Inc.*	1,860	21,929
Atmel Corp.*	9,830	21,921
Avaya, Inc.*	8,860	21,707
Photronics, Inc.*	1,570	21,509
Novell, Inc.*	6,420	21,443
Fairchild Semiconductor
International, Inc.*	1,990	21,313
Macromedia, Inc.*	1,970	20,981
Amkor Technology, Inc.*	4,390	20,896
Alcatel SA	4,640	20,602
McData Corp.*	2,820	20,022
Integrated Circuit
Systems, Inc.*	1,070	19,528
Vishay Intertech, Inc.*	1,730	19,341
PMC-Sierra, Inc.*	3,240	18,014
Peoplesoft, Inc.*	980	17,934
Accenture, Ltd.—
Class A*	980	17,630
Lattice Semiconductor
Corp.*	2,010	17,628
Symbol Technologies, Inc.	2,130	17,509
Silicon Laboratories,
Inc.*	900	17,172
Integrated Device
Technology, Inc.*	2,050	17,159
Kla-Tencor Corp.*	470	16,624
Perot Systems Corp.*	1,530	16,402
Itron, Inc.*	850	16,295

		MARKET
		VALUE
	SHARES	(NOTE 1)

Internet Security
Systems, Inc.*	880	$16,130
DST Systems, Inc.*	450	15,998
Ikon Office Solutions,
Inc.	2,200	15,730
Adaptec, Inc.*	2,780	15,707
Brocade Communications
Systems, Inc.*	3,750	15,525
Extreme Networks,
Inc.*	4,610	15,075
SanDisk Corp.*	740	15,022
Semtech Corp.*	1,370	14,960
Fiserv, Inc.*	420	14,259
QLogic Corp.*	410	14,149
Corning, Inc.*	4,030	13,339
Sycamore Networks,
Inc.*	4,560	13,178
Micron Technology, Inc.*	1,330	12,954
Applied Micro
Circuits Corp.*	3,480	12,841
Netiq Corp.*	1,020	12,597
j2 Global
Communications*	650	12,376
ASML Holding NV*	1,420	11,871
Lam Research Corp.*	1,090	11,772
Citrix Systems, Inc.*	930	11,458
Marvell Technology
Group, Ltd.*	600	11,316
Infineon Technologies-
AG*	1,530	11,001
Sabre Group Holdings*	580	10,504
Kopin Corp.*	2,610	10,231
AVX Corp.	1,040	10,192
The BISYS Group, Inc.*	620	9,858
International Rectifier
Corp.*	530	9,784
Apple Computer,
Inc.*	680	9,744
Echelon Corp.*	860	9,641
DoubleClick, Inc.*	1,700	9,622
Polycom, Inc.*	1,010	9,615
J D Edwards & Co.*	850	9,588
Electro Scientific
Industries, Inc.*	470	9,400

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  101

TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (concluded)  December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Canon, Inc.	250	$9,213
Millipore Corp.*	260	8,840
Informatica Corp*	1,530	8,813
Foundry Networks, Inc.*	1,210	8,518
Rambus, Inc.*	1,170	7,851
Chartered Semiconductor Manufacturing, Ltd.*	1,960	7,722
Parametric Technology Corp.*	3,040	7,661
Ceridian Corp.*	520	7,498
Varian, Inc.*	260	7,459
Lucent Technologies, Inc.*	5,540	6,980
Red Hat, Inc.*	1,140	6,737
DSP Group, Inc.*	420	6,644
JDS Uniphase Corp.*	2,600	6,422

Total Common Stocks
(Cost $4,612,265)		4,921,864

	FACE
	AMOUNT

Repurchase Agreements 2.0%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$24,217	24,217
0.95% due 01/02/03	24,217	24,217
1.10% due 01/02/03	53,422	53,422

Total Repurchase Agreements
(Cost $101,856)		101,856

Total Investments 100%
(Cost $4,714,121)		$5,023,720

* Non-Income Producing Securities

See Notes to Financial Statements.

TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

			MARKET
			VALUE
		SHARES	(NOTE 1)

Common Stocks 97.5%
Vodafone Group Plc.		34,600	$626,952
Verizon Communications,
Inc.		12,370	479,337
Nokia OYJ		28,430	440,665
SBC Communications,
Inc.		16,030	434,573
BellSouth Corp.		13,020	336,827
Qualcomm, Inc.*		8,820	320,960
Qwest Communications
International*		51,820	259,100
Sprint Corp.-FON
Group		16,200	234,576
AT&T Wireless Services,
Inc.*		36,230	204,699
Motorola, Inc.		21,950	189,868
Alcatel SA		41,030	182,173
Nextel Communications,
Inc.*		12,600	145,530
Comcast Corp.—Class A*		6,125	144,366
Alltel Corp.		2,650	135,150
Sprint PCS Group*		28,050	122,859
Tellabs, Inc.*		16,600	120,682
CenturyTel, Inc.		3,970	116,639
Scientific-Atlanta, Inc.		9,650	114,449
Audiovox Corp.—
Class A*		8,950	92,552
Corning, Inc.*		24,580	81,360
Telefonaktiebolaget
LM Ericsson ADR*		11,885	80,105
JDS Uniphase Corp.*		27,760	68,567
UTStarcom, Inc.*		3,400	67,422
Polycom, Inc.*		7,020	66,830
Lucent Technologies,
Inc.*		52,230	65,810
Telephone Data
Systems, Inc.		1,330	62,537
AT&T Corp.		2,358	61,567
Brasil Telecom		2,100	53,025
Cable Design
Technologies Corp.*	.	8,280	48,852
CIENA Corp.*		8,760	45,026
Deutsche Telekom AG		3,400	43,180
Crown Castle
International Corp.*	.	11,200	42,000

		MARKET
		VALUE
	SHARES	(NOTE 1)

Allen Telcom, Inc.*	4,310	$40,816
Tekelec*	3,700	38,665
Inter-Tel, Inc.	1,730	36,174
C-Cor.Net Corp.*	10,700	35,524
Tollgrade Communications,
Inc.*	3,000	35,190
Powerwave Technologies,
Inc.*	5,790	31,266
General Communication,
Inc.*	4,590	30,799
Advanced Fibre
Communications*	1,750	29,190
Plantronics, Inc.*	1,820	27,537
AVX Corp.	2,800	27,440
Nippon Telegraph	1,500	26,490
ADC Telecommunications,
Inc.*	12,430	25,979
Andrew Corp.*	2,310	23,747
Price Communications
Corp.*	1,690	23,373
Commscope, Inc.*	2,900	22,910
United States
Cellular Corp.*	900	22,518
Nortel Networks Corp.*	11,370	18,306
America Movil SA	1,200	17,232
Harris Corp.	600	15,780
Broadwing, Inc.*	4,330	15,242
Harmonic*	6,240	14,352

Total Common Stocks
(Cost $5,731,964)		6,046,768

	FACE
	AMOUNT

Repurchase Agreements 2.5%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$36,751	36,751
0.95% due 01/02/03	36,751	36,751
1.10% due 01/02/03	81,071	81,071

Total Repurchase Agreements
(Cost $154,573)		154,573

Total Investments 100%
(Cost $5,886,537)		$6,201,341

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

ANNUAL REPORT  103

TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.6%
United Parcel Service,
Inc.	10,600	$668,648
FedEx Corp.	8,900	482,558
Southwest Airlines Co.	31,580	438,962
Union Pacific Corp.	6,470	387,359
Burlington Northern
Santa Fe Corp.	13,380	348,014
Expeditors International
Washington, Inc.	8,680	283,402
CSX Corp.	9,910	280,552
Norfolk Southern Corp.	13,780	275,462
C.H. Robinson
Worldwide, Inc.	8,340	260,208
Delta Air Lines, Inc.	17,700	214,170
Heartland Express, Inc.*	8,582	196,622
AMR Corp./Del*	28,100	185,460
Alexander &
Baldwin, Inc.	6,220	160,414
Werner Enterprises, Inc.	7,233	155,726
Landstar System, Inc.*	2,520	147,067
Swift Transportation
Co., Inc.*	6,230	124,712
Kirby Corp.*	4,320	118,325
Airborne, Inc.	7,650	113,450
USFreightways Corp.	3,820	109,825
Yellow Corp.*	3,960	99,756
SkyWest, Inc.	7,560	98,809
Atlantic Coast Airlines
Holdings, Inc.*	7,930	95,398
JB Hunt Transport
Services, Inc.*	3,120	91,416
EGL, Inc.*	6,370	90,773
CNF Transportation, Inc.	2,650	88,086
Forward Air Corp.*	4,030	78,222
Roadway Express, Inc.	1,910	70,307

		MARKET
		VALUE
	SHARES	(NOTE 1)

GATX Corp.	3,080	$70,286
Ryder System, Inc.	2,880	64,627
Alaska Air Group, Inc.* .	2,870	62,136
Northwest Airlines
Corp.*	8,200	60,188
Arkansas Best Corp.*	2,150	55,859
Frontier Airlines, Inc.*	6,200	41,912
Kansas City Southern*	3,170	38,040
Mesa Air Group, Inc.*	7,500	30,525
Canadian National
Railway Co.	700	29,092
Midwest Express
Holdings*	4,200	22,470
Atlas Air Worldwide
Holdings, Inc.*	12,100	18,271
JetBlue Airways Corp.*	465	12,555
SCS Transportation, Inc.*	510	5,054
Knight Transportation,
Inc.*	200	4,200

Total Common Stocks
(Cost $5,836,984)		6,178,918

	FACE
	AMOUNT

Repurchase Agreements 2.4%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$35,916	35,916
0.95% due 01/02/03	35,916	35,916
1.10% due 01/02/03	79,229	79,229

Total Repurchase Agreements
(Cost $151,061)		151,061

Total Investments 100%
(Cost $5,988,045)		$6,329,979

* Non-Income Producing Securities

See Notes to Financial Statements.

UTILITIES FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.1%
The Southern Co.	48,440	$1,375,223
Duke Energy Corp.	67,885	1,326,473
Entergy Corp.	25,320	1,154,339
New Dominion
Resources, Inc.	20,460	1,123,254
Exelon Corp.	20,580	1,086,007
Consolidated Edison, Inc.	21,440	918,061
PP&L Corp.	26,410	915,899
FPL Group, Inc.	13,940	838,212
Edison International*	70,420	834,477
American Electric
Power Co., Inc.	30,150	823,999
FirstEnergy Corp.	23,960	789,961
DTE Energy Co.	15,170	703,888
Progress Energy, Inc.	14,730	638,545
PG & E Corp.*	43,010	597,839
Peoples Energy Corp.	15,300	591,345
El Paso Corp.	83,930	584,153
Ameren Corp.	14,000	581,980
Kinder Morgan, Inc.	13,460	568,954
Cinergy Corp.	16,550	558,066
Sempra Energy	23,420	553,883
KeySpan Corp.	14,790	521,200
Constellation Energy
Group, Inc.	18,260	507,993
Public Service Enterprise
Group, Inc.	15,110	485,031
Allegheny Energy, Inc.	60,600	458,136
Pinnacle West
Capital Corp.	11,580	394,762
XCEL Energy, Inc.	35,200	387,200
NiSource, Inc.	18,500	370,000
TECO Energy, Inc.	19,740	305,378
TXU Corp.	16,080	300,374

		MARKET
		VALUE
	SHARES	(NOTE 1)

Williams Cos., Inc.	106,400	$287,280
Calpine Corp.*	77,600	252,976
Nicor, Inc.	7,300	248,419
CMS Energy Corp.	25,780	243,363
Northeast Utilities	15,900	241,203
Hawaiian Electric
Industries	5,400	237,492
Energy East Corp.	10,400	229,736
Philadelphia Suburban
Corp.	10,900	224,540
Cleco Corp.	16,000	224,000
Mirant Corp.*	117,600	222,264
El Paso Energy
Partners LP	7,700	214,368
AES Corp.*	46,200	139,524
MDU Resources
Group, Inc.	5,300	136,793
Vectren Corp.	4,700	108,100
WPS Resources Corp.	1,500	58,230

Total Common Stocks
(Cost $22,365,024)		23,362,920

	FACE
	AMOUNT

Repurchase Agreements 1.9%
Repurchase Agreement (Note 3)
1.30% due 01/02/03	$109,812	109,812
0.95% due 01/02/03	109,812	109,812
1.10% due 01/02/03	242,236	242,236

Total Repurchase Agreements
(Cost $461,860)		461,860

Total Investments 100%
(Cost $22,826,884)		$23,824,780

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  105

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STATEMENTS OF ASSETS AND LIABILITIES

	U.S. Government
	Money Market	Nova	Ursa	OTC
	Fund	Fund	Fund	Fund

ASSETS
Securities at Value*
(Notes 1 and 2)	$258,617,570	$29,707,714	$38,414,616	$77,331,094
Collateral for Securities Loaned
(Note 9)	—	—	—	19,472,777
Receivable for Futures Contracts
Settlement (Note 1)	—	30,571	—	—
Receivable for Equity Index
Swap Settlement (Note 1)	—	—	—	—
Investment Income
Receivable (Note 1)	45,810	51,579	1,210	9,697
Segregated Cash with Broker	—	1,084,890	1,748,508	351,000
Receivable for Securities
Sold (Note 1)	—	2,345,200	—	—
Receivable for Shares Purchased	1,472,559	3,569,295	2,305,429	2,560,550

Total Assets	260,135,939	36,789,249	42,469,763	99,725,118

LIABILITIES
Investment Advisory
Fee Payable (Note 4)	101,586	24,039	30,157	56,315
Payable for Securities
Purchased (Note 1)	—	2,360,077	—	—
Portfolio Accounting
Fee Payable (Note 4)	20,261	3,205	3,351	7,509
Payable for Equity Index
Swap Settlement (Note 1)	—	—	—	—
Payable for Futures
Contracts Settlement (Note 1)	—	—	56,256	31,123
Payable upon Return of
Securities Loaned (Note 9)	—	—	—	19,472,777
Liability for Shares Redeemed	846,865	281,932	6,129,769	2,291,314
Custody Fees Payable	8,127	1,620	1,340	3,003
Transfer Agent Fee
Payable (Note 4)	40,634	8,013	8,377	18,772
Distribution and Service
Fee Payable (Note 4)	50,793	8,013	8,377	18,772
Other Liabilities	115,081	85,109	36,796	190,718

Total Liabilities	1,183,347	2,772,008	6,274,423	22,090,303

NET ASSETS (NOTE 8)	$258,952,592	$34,017,241	$36,195,340	$77,634,815

Shares Outstanding	258,966,223	6,562,299	4,781,596	8,574,001
Net Asset Value Per Share	$1.00	$5.18	$7.57	$9.05

* The cost of Securities at Value is $258,617,570, $28,815,060, $38,376,290, $64,578,057, $20,635,612, $4,041,927, $1,312,594, $5,327,509, $10,895,126 and $23,838,376, respectively.

See Notes to Financial Statements.

ANNUAL REPORT  107

December 31, 2002

					U.S.
Arktos	Titan 500	Velocity 100	Medius	Mekros	Government
Fund	Fund	Fund	Fund	Fund	Bond Fund
———–——	———–——	———–——	———–——	———–——	———–——
$20,634,837	$4,006,608	$1,312,234	$5,327,779	$10,820,000	$25,039,292

—	—	—	—	—	—

18,411	7,695	—	—	—	—

1,513,238	—	—	—	—	—

802	102	27	1,595	7,670	187,300
5,531,870	—	2,540,642	52,500	1,312,000	472,000

—	—	—	646	—	88,836
—	—	930,007	5,287,542	4,371,670	110,328
—–————	––————	––————	––————	—–————	—–————
27,699,158	4,014,405	4,782,910	10,670,062	16,511,340	25,897,756
—–————	––————	––————	––————	—–————	—–————

19,574	4,310	4,107	2,907	6,975	9,442

—	—	—	3,949,243	3,459,631	—

2,175	479	456	323	775	1,888

—	—	1,417,583	—	66,306	—

—	—	6,986	6,412	17,505	103,250

—	—	—	—	—	—
3,415,997	1,883,077	21	—	3,965	569,225
870	203	183	163	310	755

5,437	1,197	1,141	807	1,938	3,777

5,437	1,197	1,141	807	1,938	4,721
21,129	2,346	4,829	2,207	5,106	14,515
—–————	––————	––————	––————	—–————	—–————
3,470,619	1,892,809	1,436,447	3,962,869	3,564,449	707,573
—–————	––————	––————	––————	—–————	—–————
$24,228,539	$2,121,596	$3,346,463	$6,707,193	$12,946,891	$25,190,183

620,609	131,845	281,280	377,431	643,768	1,925,318
$39.04	$16.09	$11.90	$17.77	$20.11	$13.08

STATEMENTS OF ASSETS AND LIABILITIES  (continued)

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund	Fund	Fund
	–––—–——	–––—–——	–––—–——	–––—–——	–––—–——
ASSETS
Securities at Value*
(Notes 1 and 2)	$1,463,563	$3,133,815	$6,625,322	$5,037,477	$926,308
Receivable for Futures
Contracts	300	—	—	—	—
Settlement (Note 1)
Receivable for Equity
Index Swap	—	53,876	—	—	—
Settlement (Note 1)
Investment Income
Receivable (Note 1)	33	93	8,727	13,790	2,063
Cash in Custodian Bank	62,328	—	—	—	—
Segregated Cash with	476,630	352,375	—	—	—
Broker
Foreign Cash	1,161	3,873	—	—	—
Receivable for
Securities Sold (Note 1)	—	—	—	976,027	707,790
Receivable for Shares Purchased	1,166,308	55,619	46,984	—	—
	–————	–————	–—–———	––————	––————
Total Assets	3,170,323	3,599,651	6,681,033	6,027,294	1,636,161
	–————	–————	–—–———	––————	––————

LIABILITIES
Investment Advisory
Fee Payable
(Note 4)	2,184	2,877	5,189	4,109	920
Payable for Securities
Purchased (Note 1)	—	—	—	—	—
Portfolio Accounting
Fee Payable (Note 4)	242	320	577	483	108
Payable for Equity
Index Swap
Settlement (Note 1)	80,982	—	—	—	—
Liability for Shares Redeemed	640	71	121	1,007,835	731,189
Custody Fees Payable	115	128	244	193	43
Transfer Agent Fee
Payable (Note 4)	607	799	1,441	1,208	271
Distribution and
Service Fee
Payable (Note 4)	607	799	1,441	1,208	271
Other Liabilities	3,098	5,061	3,365	4,532	2,697
	–————	–————	–—–———	––————	––———
Total Liabilities	88,475	10,055	12,378	1,019,568	735,499
	–————	–————	–—–———	––————	––————
NET ASSETS (NOTE 8)	$3,081,848	$3,589,596	$6,668,655	$5,007,726	$900,662

Shares Outstanding	157,861	196,281	859,857	200,680	42,740
Net Asset Value Per Share	$19.52	$18.29	$7.76	$24.95	$21.07

* The cost of Securities at Value is $1,463,563, $3,133,815, $6,732,720, $4,837,745, $812,155, $3,287,682, $5,931,372, $4,410,115, $5,514,990, $4,151,118 and $2,551,238, respectively.

See Notes to Financial Statements.

ANNUAL REPORT  109

December 31, 2002

	Consumer			Energy	Financial
Biotechnology	Products	Electronics	Energy	Services	Services
Fund	Fund	Fund	Fund	Fund	Fund
––—––––—	–——–——	–—–——	–—–——	–——–——	–——–——
$3,587,706	$6,156,542	$4,397,325	$5,879,435	$4,449,697	$2,759,550

—	—	—	—	—	—

—	—	—	—	—	—

6	11,410	538	4,013	1,813	5,177
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	917,343	—	229,949	59,372	76,295
2,431	88,307	249,317	—	33,422	—
—————	––————	––————	––————	––————	––————
3,590,143	7,173,602	4,647,180	6,113,397	4,544,304	2,841,022
—————	––————	––————	––————	––————	––————

3,731	4,564	3,796	4,255	3,418	2,346

—	—	—	—	—	65,170

439	537	447	501	402	276

—	—	—	—	—	—
3,179	1,007,173	253,016	268,530	107,054	16,309
176	215	184	214	161	132

1,097	1,342	1,116	1,251	1,005	690

1,097	1,342	1,116	1,251	1,005	690
5,205	5,331	3,664	3,748	3,977	7,653
––————	––————	––————	––————	––————	––————
14,924	1,020,504	263,339	279,750	117,022	93,266
––————	––————	––————	––————	––————	––————
$3,575,219	$6,153,098	$4,383,841	$5,833,647	$4,427,282	$2,747,756

265,934	252,553	441,197	319,651	307,862	136,114
$13.44	$24.36	$9.94	$18.25	$14.38	$20.19

STATEMENTS OF ASSETS AND LIABILITIES  (concluded)

	Health			Precious
	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund
	——–——	–—–——	–——–——	———–——
ASSETS
Securities at Value*
(Notes 1 and 2)	$5,181,097	$3,685,046	$2,022,554	$38,946,628
Investment Income
Receivable (Note 1)	8,334	3	2,398	54
Receivable for
Securities Sold (Note 1)	855,059	—	169,766	—
Receivable for Shares Purchased	47,903	295,945	—	1,233,118
	—————	–––————	––––————	—–————
Total Assets	6,092,393	3,980,994	2,194,718	40,179,800
	—————	–––————	––––————	—–————

LIABILITIES
Investment Advisory
Fee Payable (Note 4)	5,374	3,300	1,850	18,724
Payable for Securities
Purchased (Note 1)	—	270,091	—	1,232,159
Portfolio Accounting
Fee Payable (Note 4)	632	388	218	2,497
Liability for Shares Redeemed	911,455	4	173,916	58,791
Custody Fees Payable	253	155	87	999
Transfer Agent
Fee Payable (Note 4)	1,581	971	544	6,242
Distribution and Service
Fee Payable (Note 4)	1,581	971	544	6,242
Other Liabilities	7,034	2,168	2,831	15,510
	—————	–––————	––––————	—–————
Total Liabilities	927,910	278,048	179,990	1,341,164
	—————	–––————	––––————	—–————
NET ASSETS (NOTE 8)	$5,164,483	$3,702,946	$2,014,728	$38,838,636

Shares Outstanding	276,051	414,711	130,693	5,476,416
Net Asset Value Per Share	$18.71	$8.93	$15.42	$7.09

* The cost of Securities at Value is $4,756,711, $3,312,640, $1,909,971, $33,369,885, $1,835,802, $2,917,227, $4,714,121, $5,886,537, $5,988,045 and $22,826,884, respectively.

See Notes to Financial Statements.

ANNUAL REPORT  111

December 31, 2002

Real			Telecom-	Trans-
Estate	Retailing	Technology	munications	portation	Utilities
Fund	Fund	Fund	Fund	Fund	Fund
––—––––—	–——–——	–——–——	–—–——	–——–——	——–——

$1,892,011	$3,091,963	$5,023,720	$6,201,341	$6,329,979	$23,824,780

12,197	1,723	692	6,324	7,418	25,382

—	283,408	—	163,323	—	424,025
370	45,965	295,181	—	411,874	355,989
––————	––————	––————	—–————	—–————	—–————
1,904,578	3,423,059	5,319,593	6,370,988	6,749,271	24,630,176
––————	––————	––————	—–————	—–————	—–————

1,172	2,669	6,054	4,898	4,268	7,414

—	—	277,926	—	429,194	—

138	314	712	576	502	872
26	313,147	3,223	254,813	8,774	764,942
75	126	285	274	201	349

345	785	1,780	1,441	1,255	2,180

345	785	1,780	1,441	1,255	2,180
755	3,712	6,888	2,005	2,994	6,728
––————	––————	––————	—–————	—–————	—–————
2,856	321,538	298,648	265,448	448,443	784,665
––————	––————	––————	—–————	—–————	—–————
$1,901,722	$3,101,521	$5,020,945	$6,105,540	$6,300,828	$23,845,511

76,197	160,804	505,946	448,015	292,393	1,947,411
$24.96	$19.29	$9.92	$13.63	$21.55	$12.24

STATEMENTS OF OPERATIONS

U.S. Government
Money Market		Nova	Ursa	OTC
	Fund	Fund	Fund	Fund
	––––——	————–—	——–——	———–——
INVESTMENT INCOME
Interest (Note 1)	$2,688,112	$111,943	$406,333	$76,041
Interest from	—	—	—	10,625
Securities Lending
Dividends, Net of Foreign
Tax Withheld* (Note 1)	—	595,315	—	89,113
Other Income	—	—	—	183
	––––——	—————	—–———	—————
Total Income	2,688,112	707,258	406,333	175,962
	––––——	—————	—–———	—————

EXPENSES
Advisory Fees (Note 4)	805,031	334,894	236,158	805,695
Transfer Agent Fees (Note 4)	322,069	111,655	65,607	268,616
Organizational Expenses (Note 1)	14,225	8,288	2,579	21,058
Audit and Outside
Services (Note 1)	94,928	74,137	31,420	166,006
Accounting Fees (Note 4)	166,985	49,821	27,652	121,575
Registration Fees (Note 1)	11,036	5,251	2,807	11,796
Trustees’ Fees	5,898	8,330	2,969	18,504
Servicing Fee Expense	402,515	111,631	65,599	268,565
Custodian Fees	66,248	19,732	11,016	46,170
Printing Expenses	22,690	31,784	11,228	70,619
Miscellaneous	63,813	14,831	11,265	70,381
	––––——	—————	—–———	—————
Total Expenses	1,975,438	770,354	468,300	1,868,985
	––––——	—————	—–———	—————
Net Investment Income (Loss)	712,674	(63,096)	(61,967)	(1,693,023)
	––––——	—————	—–———	—————

REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	(386)	(12,001,982)	107,736	(39,131,224)
Equity Index Swaps	—	—	—	—
Futures Contract	—	(9,998,250)	1,335,848	(1,904,643)
	––––——	—————	—–———	—————
Total Net Realized Gain (Loss)	(386)	(22,000,232)	1,443,584	(41,035,867)
	––––——	—————	—–———	—————
Net Change in Unrealized
Appreciation (Depreciation) on:
Investment Securities	—	160,039	107,398	(18,530,368)
Equity Index Swaps	—	—	—	—
Futures Contracts	—	(1,242,431)	643,753	(155,359)
	––––——	—————	—–———	—————
Net Change in Unrealized
Appreciation (Depreciation)	—	(1,082,392)	751,151	(18,685,727)
	––––——	—————	—–———	—————
Net Gain (Loss) on Investments	(386)	(23,082,624)	2,194,735	(59,721,594)
	––––——	—————	—–———	—————
Net Increase (Decrease) in
Net Assets from Operations	$712,288	$(23,145,720)	$2,132,768	$(61,414,617)

* Net of foreign tax withheld of $0, $1,305, $0, $0, $0, $0, $0, $0, $37 and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT  113

Year Ended December 31, 2002

					U.S.
Arktos	Titan 500	Velocity 100	Medius	Mekros	Government
Fund	Fund	Fund	Fund	Fund	Bond Fund
––—––––—	–—–——	–——–——	––—–——	–—–——	———–——

$223,080	$27,759	$39,291	$5,379	$10,337	$869,294
—	—	—	—	—	—

—	—	—	19,500	39,400	—
—	—	—	—	—	—
–———	–————	—–————	—–————	—–————	—–————
223,080	27,759	39,291	24,879	49,737	869,294
–———	–————	—–————	—–————	—–————	—–————

157,674	20,203	35,815	17,846	43,363	89,108
43,804	5,612	9,950	4,959	12,050	35,649
—	—	—	—	—	1,429

17,963	1,915	4,108	1,836	4,259	12,364
18,299	2,269	4,382	2,047	4,909	18,093
1,673	253	454	182	478	1,209
1,593	121	391	155	325	927
43,798	5,612	9,948	4,957	12,045	44,574
7,223	1,166	1,737	895	2,302	7,239
5,977	495	1,522	596	1,278	3,435
10,689	1,088	2,286	1,041	2,200	7,046
–———	–————	—–————	—–————	—–————	—–————
308,693	38,734	70,593	34,514	83,209	221,073
–———	–————	—–————	—–————	—–————	—–————
(85,613)	(10,975)	(31,302)	(9,635)	(33,472)	648,221
–———	–————	—–————	—–————	—–————	—–————

(4,445)	(122,542)	(194,947)	(703,937)	(1,662,848)	1,432,554
(83,862)	—	(4,112,028)	—	8,948	—
115,849	(449,973)	(403,719)	(500,916)	(433,995)	319,660
–———	–————	—–————	—–————	—–————	—–————
27,542	(572,515)	(4,710,694)	(1,204,853)	(2,087,895)	1,752,214
–———	–————	—–————	—–————	—–————	—–————

(100)	(49,342)	41,160	(41,454)	(121,304)	1,166,925
676,516	—	(65,126)	—	(75,254)	—
59,938	(9,473)	(41,043)	(25,611)	(28,318)	403,067
–———	–————	—–————	—–————	—–————	—–————

736,354	(58,815)	(65,009)	(67,065)	(224,876)	1,569,992
–———	–————	—–————	—–————	—–————	—–————
763,896	(631,330)	(4,775,703)	(1,271,918)	(2,312,771)	3,322,206
–———	–————	—–————	—–————	—–————	—–————

$678,283	$(642,305)	$(4,807,005)	$(1,281,553)	$(2,346,243)	$3,970,427

STATEMENTS OF OPERATIONS  (continued)

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund**	Fund	Fund

INVESTMENT INCOME
Interest (Note 1)	$36,162	$59,175	$2,574	$1,156	$622
Dividends, Net of Foreign
Tax Withheld* (Note 1)	—	—	59,517	120,681	47,272

Total Income	36,162	59,175	62,091	121,837	47,894

EXPENSES
Advisory Fees (Note 4)	23,782	37,629	36,881	37,533	19,186
Transfer Agent Fees (Note 4)	6,608	10,455	10,247	11,040	5,644
Audit and Outside
Services (Note 1)	2,684	4,357	2,780	3,862	2,350
Accounting Fees (Note 4)	2,736	4,279	4,098	4,489	2,329
Registration Fees (Note 1)	299	317	316	405	173
Trustees’ Fees	232	449	169	309	240
Servicing Fee Expense	6,606	10,452	10,245	11,039	5,643
Custodian Fees	1,109	1,848	1,864	1,925	1,276
Printing Expenses	880	1,728	653	1,104	934
Miscellaneous	2,122	3,361	1,398	1,630	1,648

Total Expenses	47,058	74,875	68,651	73,336	39,423

Net Investment Income (Loss)	(10,896)	(15,700)	(6,560)	48,501	8,471

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	—	(13)	(1,611,110)	(683,092)	(972,966)
Equity Index Swaps	(1,218,730)	(1,400,898)	—	—	—
Futures Contract	(10,925)	(83,847)	—	—	—
Forward Foreign
Exchange Contracts	(5,359)	(2,458)	—	—	—
Foreign Currency	20,780	(8,306)	—	—	—
	—————	—————	—————	————	–————
Total Net Realized Loss	(1,214,234)	(1,495,522)	(1,611,110)	(683,092)	(972,966)
	—————	—————	—————	————	–————
Net Change in Unrealized
Appreciation (Depreciation) on:
Investment Securities	—	—	(107,398)	157,531	6,705
Equity Index Swaps	(17,975)	85,731	—	—	—
Futures Contracts	610	1,690	—	—	—
Forward Foreign	3,683	97	—	—	—
Exchange Contracts
Foreign Currency	1,714	11,275	—	—	—
	—————	—————	—————	————	–————
Net Change in Unrealized
Appreciation (Depreciation)	(11,968)	98,793	(107,398)	157,531	6,705
	—————	—————	—————	————	–————
Net Loss on Investments	(1,226,202)	(1,396,729)	(1,718,508)	(525,561)	(966,261)
	—————	—————	—————	————	–————
Net Decrease in
Net Assets from Operations	$(1,237,098)	$(1,412,429)	$(1,725,068)	$(477,060)	$(957,790)

* Net of foreign tax withheld of $0, $0, $391, $0, $429, $4, $0, $40, $559, $0 and $0, respectively.
** Since commencement of operations May 1, 2002.
See Notes to Financial Statements.

ANNUAL REPORT  115

Year Ended December 31, 2002

	Consumer			Energy	Financial
Biotechnology	Products	Electronics	Energy	Services	Services
Fund	Fund	Fund	Fund	Fund	Fund

$839	$1,842	$684	$764	$1,142	$1,645

22	78,512	3,529	42,871	21,619	93,218
–––————	—––——	–————	–————	–————	–————
861	80,354	4,213	43,635	22,761	94,863
–––————	—––——	–————	–————	–————	–————

21,786	36,162	17,104	23,529	27,392	35,765
6,408	10,637	5,031	6,921	8,059	10,520

4,442	4,541	3,058	3,143	3,365	6,680
2,773	4,372	2,107	2,841	3,293	4,403
358	434	226	315	271	483
459	412	316	273	328	731
6,408	10,636	5,031	6,920	8,057	10,519
1,133	1,810	940	1,205	1,367	1,907
1,739	1,536	1,239	1,028	1,319	2,746
235	2,395	1,654	1,147	1,542	4,058
–––————	—––——	–————	–————	–————	–————
45,741	72,935	36,706	47,322	54,993	77,812
–––————	—––——	–————	–————	–————	–————
(44,880)	7,419	(32,493)	(3,687)	(32,232)	17,051
–––————	—––——	–————	–————	–————	–————

(2,268,874)	(700,206)	(2,368,566)	(431,732)	(1,510,252)	(2,021,382)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
–––————	—––——	–————	–————	–————	–————
(2,268,874)	(700,206)	(2,368,566)	(431,732)	(1,510,252)	(2,021,382)
–––————	—––——	–————	–————	–————	–————

147,031	140,410	(19,002)	308,828	181,259	100,301
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
–––————	—––——	–————	–————	–————	–————

147,031	140,410	(19,002)	308,828	181,259	100,301
–––————	—––——	–————	–————	–————	–————
(2,121,843)	(559,796)	(2,387,568)	(122,904)	(1,328,993)	(1,921,081)
–––————	—––——	–————	–————	–————	–————

$(2,166,723)	$(552,377)	$(2,420,061)	$(126,591)	$(1,361,225)	$(1,904,030)

STATEMENTS OF OPERATIONS  (concluded)

		Health			Precious
		Care	Internet	Leisure	Metals
		Fund	Fund	Fund	Fund
		—–––––––——	———–——	———–——	———–——
INVESTMENT INCOME
Interest (Note 1)		$2,359	$507	$494	$3,846
Dividends, Net of Foreign
Tax Withheld* (Note 1)		66,981	142	18,978	174,859
		—————	————	————	—————
Total Income		69,340	649	19,472	178,705
		—————	————	————	—————

EXPENSES
Advisory Fees (Note 4)		47,616	9,919	21,911	97,891
Transfer Agent Fees (Note 4)		14,005	2,917	6,447	32,637
Organizational Expenses
(Note 1)		—	—	—	904
Audit and Outside
Services (Note 1)		6,029	1,775	2,424	12,756
Accounting Fees (Note 4)		5,729	1,246	2,613	13,238
Registration Fees (Note 1)		583	184	188	1,107
Trustees’ Fees		537	153	233	1,052
Servicing Fee Expense		14,005	2,917	6,445	32,630
Custodian Fees		2,354	493	1,833	5,394
Printing Expenses		1,935	610	921	4,055
Miscellaneous		1,868	46	1,668	15,233
		—————	————	————	—————
Total Expenses		94,661	20,260	44,683	216,897
		—————	————	————	—————
Net Investment Income (Loss)		(25,321)	(19,611)	(25,211)	(38,192)
		—————	————	————	—————

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities		(1,086,702)	(465,292)	(1,026,397)	(2,420,247)
		–––––——	————	————	—————
Total Net Realized Gain (Loss)	.	(1,086,702)	(465,292)	(1,026,397)	(2,420,247)
		—————	————	————	—————
Net Change in Unrealized
Appreciation on:
Investment Securities		360,491	299,102	72,442	5,344,755
		—————	————	————	—————
Net Change in Unrealized
Appreciation		360,491	299,102	72,442	5,344,755
		—————	————	————	—————
Net Gain (Loss) on Investments		(726,211)	(166,190)	(953,955)	2,924,508
		—————	————	————	—————
Net Increase (Decrease) in Net
Assets from Operations		$(751,532)	$(185,801)	$(979,166)	$2,886,316

* Net of foreign tax withheld of $17, $0, $0, $9,843, $0, $18, $24, $737, $2 and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT  117

Year Ended December 31, 2002

			Telecom-	Trans-
Real Estate	Retailing	Technology	munications	portation	Utilities
Fund	Fund	Fund	Fund	Fund	Fund

$179	$803	$1,273	$399	$831	$1,991

70,508	11,593	6,690	17,972	25,913	291,406

70,687	12,396	7,963	18,371	26,744	293,397

6,511	18,303	34,995	12,129	21,489	59,878
1,916	5,384	10,293	3,568	6,321	17,615

—	—	—	—	—	—

614	3,172	5,892	1,492	2,485	5,657
779	2,237	4,356	1,475	2,571	7,082
53	266	660	181	302	576
46	321	529	101	182	450
1,915	5,383	10,293	3,567	6,320	17,611
473	938	1,417	646	1,061	2,891
187	1,225	1,578	419	703	1,714
326	1,564	325	294	1,093	3,082

12,820	38,793	70,338	23,872	42,527	116,556

57,867	(26,397)	(62,375)	(5,501)	(15,783)	176,841

(181,990)	(426,645)	641,084	(406,827)	(469,888)	(4,442,699)

(181,990)	(426,645)	641,084	(406,827)	(469,888)	(4,442,699)

54,792	77,967	205,370	289,075	284,354	969,197

54,792	77,967	205,370	289,075	284,354	969,197

(127,198)	(348,678)	846,454	(117,752)	(185,534)	(3,473,502)

$(69,331)	$(375,075)	$784,079	$(123,253)	$(201,317)	$(3,296,661)

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Government
	Money Market Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

FROM OPERATIONS
Net Investment Income (Loss)	$712,674	$1,461,695
Net Realized Gain (Loss) on Investments	(386)	890
Net Change in Unrealized Appreciation (Depreciation)
on Investments	—	—

Net Increase (Decrease) in Net Assets from Operations	712,288	1,462,585

Distributions to Shareholders from: (Note 1)
Net Investment Income	(712,671)	(1,461,686)

Total Distributions to Shareholders	(712,671)	(1,461,686)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	162,437,506	57,022,244

Net Increase (Decrease) in Net Assets	162,437,123	57,023,143
NET ASSETS—Beginning of Year	96,515,469	39,492,326

NET ASSETS—End of Year	$258,952,592	$96,515,469

See Notes to Financial Statements.

ANNUAL REPORT  119

Nova Fund		Ursa Fund		OTC Fund

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001	2002	2001	2002	2001

$(63,096)	$2,491,634	$(61,967)	$341,237	$(1,693,023)	$(3,015,107)
(22,000,232)	(51,180,847)	1,443,584	2,249,600	(41,035,867)	(157,202,510)

(1,082,392)	11,523,564	751,151	(1,216,722)	(18,685,727)	24,918,779

(23,145,720)	(37,165,649)	2,132,768	1,374,115	(61,414,617)	(135,298,838)

(2,528,913)	(9,227,775)	(348,637)	(1,303,415)	—	—

(2,528,913)	(9,227,775)	(348,637)	(1,303,415)	—	—

(1,249,550)	(70,783,394)	15,414,014	(12,902,305)	(25,569,452)	(120,756,015)

(26,924,183)	(117,176,818)	17,198,145	(12,831,605)	(86,984,069)	(256,054,853)
60,941,424	178,118,242	18,997,195	31,828,800	164,618,884	420,673,737

$34,017,241	$60,941,424	$36,195,340	$18,997,195	$77,634,815	$164,618,884

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Arktos Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$(85,613)	$2,931
Net Realized Gain (Loss) on Investments	27,542	(1,531,103)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	736,354	(42,615)

Net Increase (Decrease) in Net Assets from Operations	678,283	(1,570,787)

Distributions to Shareholders from: (Note 1)
Net Investment Income	(249,439)	—
Realized Gain on Investment	—	—

Total Distributions to Shareholders	(249,439)	—

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	17,844,911	7,525,571

Net Increase in Net Assets	18,273,755	5,954,784
NET ASSETS—Beginning of Period	5,954,784	—

NET ASSETS—End of Period	$24,228,539	$5,954,784

* Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund,Velocity 100 Fund and Medius Fund.

See Notes to Financial Statements.

ANNUAL REPORT  121

Titan 500 Fund		Velocity 100 Fund		Medius Fund

Year	Period	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$(10,975)	$(1,795)	$(31,302)	$(13,276)	$(9,635)	$(1,172)
(572,515)	(8,288)	(4,710,694)	1,521,511	(1,204,853)	121,025

(58,815)	15,530	(65,009)	(46,116)	(67,065)	46,060
––————	––—–––—	——––——	——––——	–————	––——–—
(642,305)	5,447	(4,807,005)	1,462,119	(1,281,553)	165,913
––————	––—–––—	——––——	——––——	–————	––——–—

—	—	—	—	—	—
(5,447)	—	—	—	(124,717)	(11,313)
––————	––—–––—	——––——	——––——	–————	––——–—
(5,447)	—	—	—	(124,717)	(11,313)
––————	––—–––—	——––——	——––——	–————	––——–—

2,458,357	305,544	7,676,051	(984,702)	7,359,451	599,412
––————	––—–––—	—–—–——	——––——	–————	––——–—
1,810,605	310,991	2,869,046	477,417	5,953,181	754,012
310,991	—	477,417	—	754,012	—
––————	––—–––—	——––——	—–—–––—	–————	––——–—
$2,121,596	$310,991	$3,346,463	$477,417	$6,707,193	$754,012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Mekros Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$(33,472)	$(2,210)
Net Realized Gain (Loss) on Investments	(2,087,895)	10,507
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(224,876)	48,786
	–————	——––——
Net Increase (Decrease) in Net Assets from Operations	(2,346,243)	57,083
	–————	——––——

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	—
Realized Gain on Investment	(180,469)	(11,994)
	–————	——––——
Total Distributions to Shareholders	(180,469)	(11,994)
	–————	——––——

Net Increase in Net Assets
From Share Transactions (Note 7)	6,949,530	8,478,984
	–————	——––——
Net Increase (Decrease) in Net Assets	4,422,818	8,524,073
NET ASSETS—Beginning of Period	8,524,073	—
	–————	—––—––—
NET ASSETS—End of Period	$12,946,891	$8,524,073

* Since the commencement of operations: October 1, 2001—Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund.

See Notes to Financial Statements.

ANNUAL REPORT  123

U.S. Government		Large-Cap		Large-Cap
Bond Fund		Europe Fund		Japan Fund

Year	Year	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001	2002	2001*	2002	2001*

$648,221	$160,934	$(10,896)	$(2,317)	$(15,700)	$(1,620)
1,752,214	(794,450)	(1,214,234)	94,059	(1,495,522)	(4,160)

1,569,992	144	(11,968)	29,225	98,793	(6,915)

3,970,427	(633,372)	(1,237,098)	120,967	(1,412,429)	(12,695)

(648,221)	(160,924)	(796)	—	—	—
—	—	(66,697)	—	(10,127)	—

(648,221)	(160,924)	(67,493)	—	(10,127)	—

17,346,961	304,055	3,064,354	1,201,118	4,369,397	655,450

20,669,167	(490,241)	1,759,763	1,322,085	2,946,841	642,755
4,521,016	5,011,257	1,322,085	—	642,755	—

$25,190,183	$4,521,016	$3,081,848	$1,322,085	$3,589,596	$642,755

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Sector
	Rotation
	Fund	Banking Fund

	Period	Year	Period
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2002*	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$(6,560)	$48,501	$10,488
Net Realized Loss on Investments	(1,611,110)	(683,092)	(171,096)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(107,398)	157,531	42,201
	—–––––—	–————	—–––––—
Net Increase (Decrease) in Net Assets
from Operations	(1,725,068)	(477,060)	(118,407)
	—–––––—	–————	—–––––—

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	(10,488)	—
Realized Gain on Investment	—	—	—
	—–––––—	–————	—–––––—
Total Distributions to Shareholders	—	(10,488)	—
	—–––––—	–————	—–––––—

Net Increase in Net Assets
From Share Transactions (Note 7)	8,393,723	4,865,333	748,348
	—–––––—	–————	—–––––—
Net Increase (Decrease) in Net Assets	6,668,655	4,377,785	629,941
NET ASSETS—Beginning of Period	—	629,941	—
	—–––––—	–————	—–––––—
NET ASSETS—End of Period	$6,668,655	$5,007,726	$629,941

* Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund, and Biotechnology Fund; May 29, 2001—Consumer
Products Fund; May 1, 2002—Sector Rotation Fund.
See Notes to Financial Statements.

ANNUAL REPORT  125

Basic		Biotechnology		Consumer
Materials Fund		Fund		Products Fund

Year	Period	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$8,471	$6,585	$(44,880)	$(13,920)	$7,419	$1,267
(972,966)	(306,485)	(2,268,874)	(229,939)	(700,206)	(63,223)

6,705	107,448	147,031	152,993	140,410	84,760
––————	––––—–––—	——––——	—–—–––—	–————	–—––—–—

(957,790)	(192,452)	(2,166,723)	(90,866)	(552,377)	22,804
––————	––––—–––—	——––——	—–—–––—	–————	–—––—–—

(6,585)	—	—	—	(1,267)	—
—	—	(6,158)	—	(8,315)	—
––————	––––—–––—	——––——	—–—–––—	–————	–—––—–—
(6,585)	—	(6,158)	—	(9,582)	—
––————	––––—–––—	——––——	—–—–––—	–————	–—––—–—

936,119	1,121,370	3,789,067	2,049,899	5,410,192	1,282,061
––————	––––—–––—	——––——	—–—–––—	–————	–—––—–—
(28,256)	928,918	1,616,186	1,959,033	4,848,233	1,304,865
928,918	—	1,959,033	—	1,304,865	—
––————	––––—–––—	——––——	—–—–––—	–————	–—––—–—
$900,662	$928,918	$3,575,219	$1,959,033	$6,153,098	$1,304,865

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Electronics Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$(32,493)	$(4,026)
Net Realized Loss on Investments	(2,368,566)	(88,115)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(19,002)	6,212

Net Increase (Decrease) in Net Assets from Operations	(2,420,061)	(85,929)

Distributions to Shareholders from: (Note 1)
Realized Gain on Investment	(20,087)	—

Total Distributions to Shareholders	(20,087)	—

Net Increase in Net Assets
From Share Transactions (Note 7)	5,401,424	1,508,494

Net Increase in Net Assets	2,961,276	1,422,565
NET ASSETS—Beginning of Period	1,422,565	—

NET ASSETS—End of Period	$4,383,841	$1,422,565

* Since the commencement of operations: May 2, 2001—Energy Services Fund; May 29, 2001—Energy Fund; July 20, 2001—Financial Services Fund;
August 3, 2001—Electronics Fund.
See Notes to Financial Statements.

ANNUAL REPORT  127

		Energy		Financial
Energy Fund		Services Fund		Services Fund

Year	Period	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$(3,687)	$(2,791)	$(32,232)	$(4,695)	$17,051	$(564)
(431,732)	(286,764)	(1,510,252)	(81,066)	(2,021,382)	(57,114)

308,828	55,617	181,259	117,320	100,301	108,011

(126,591)	(233,938)	(1,361,225)	31,559	(1,904,030)	50,333

—	—	(99,830)	—	(20,507)	—

—	—	(99,830)	—	(20,507)	—

3,783,194	2,410,982	4,337,782	1,518,996	2,064,858	2,557,102

3,656,603	2,177,044	2,876,727	1,550,555	140,321	2,607,435
2,177,044	—	1,550,555	—	2,607,435	—

$5,833,647	$2,177,044	$4,427,282	$1,550,555	$2,747,756	$2,607,435

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Health Care Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Loss	$(25,321)	$(7,358)
Net Realized Loss on Investments	(1,086,702)	(237,205)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	360,491	63,895

Net Increase (Decrease) in Net Assets from Operations	(751,532)	(180,668)

Distributions to Shareholders from: (Note 1)
Net Realized Capital Gains	(13,492)	—

Total Distributions to Shareholders	(13,492)	—

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	4,978,983	1,131,192

Net Increase (Decrease) in Net Assets	4,213,959	950,524
NET ASSETS—Beginning of Period	950,524	—

NET ASSETS—End of Period	$5,164,483	$950,524

* Since the commencement of operations: May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund.

See Notes to Financial Statements.

ANNUAL REPORT  129

				Precious
Internet Fund		Leisure Fund		Metals Fund

Year	Period	Year	Period	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001

$(19,611)	$(4,949)	$(25,211)	$(6,310)	$(38,192)	$(28,505)
(465,292)	(478,174)	(1,026,397)	(469,881)	(2,420,247)	(566,550)

299,102	73,304	72,442	40,141	5,344,755	(83,705)

(185,801)	(409,819)	(979,166)	(436,050)	2,886,316	(678,760)

—	—	—	—	—	—

—	—	—	—	—	—

2,997,642	1,300,924	2,190,226	1,239,718	35,077,021	(1,846,084)

2,811,841	891,105	1,211,060	803,668	37,963,337	(2,524,844)
891,105	—	803,668	—	875,299	3,400,143

$3,702,946	$891,105	$2,014,728	$803,668	$38,838,636	$875,299

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Real Estate Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$57,867	$1,682
Net Realized Gain (Loss) on Investments	(181,990)	1,746
Net Change in Unrealized Appreciation on Investments	54,792	1,417

Net Increase (Decrease) in Net Assets from Operations	(69,331)	4,845

Distributions to Shareholders from: (Note 1)
Net Investment Income	(32,584)	(1,578)
Realized Gain on Investment	(1,612)	—

Total Distributions to Shareholders	(34,196)	—

Net Increase in Net Assets
From Share Transactions (Note 7)	1,842,836	159,146

Net Increase in Net Assets	1,739,309	162,413
NET ASSETS—Beginning of Period	162,413	—

NET ASSETS—End of Period	$1,901,722	$162,413

* Since the commencement of operations: May 2, 2001—Technology Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund;
October 1, 2001— Real Estate Fund.
See Notes to Financial Statements.

ANNUAL REPORT  131

				Telecommunications
Retailing Fund		Technology Fund		Fund

Year	Period	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$(26,397)	$(3,477)	$(62,375)	$(14,599)	$(5,501)	$(2,334)
(426,645)	10,287	641,084	(5,347)	(406,827)	(85,597)
77,967	96,769	205,370	104,229	289,075	25,729

(375,075)	103,579	784,079	84,283	(123,253)	(62,202)

—	—	—	—	—	—
(47,670)	—	(185,003)	—	—	—

(47,670)	—	(185,003)	—	—	—

1,530,139	1,890,548	3,205,767	1,131,819	5,822,107	468,888

1,107,394	1,994,127	3,804,843	1,216,102	5,698,854	406,686
1,994,127	—	1,216,102	—	406,686	—

$3,101,521	$1,994,127	$5,020,945	$1,216,102	$6,105,540	$406,686

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

	Transportation Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$(15,783)	$(1,300)
Net Realized Loss on Investments	(469,888)	(56,977)
Net Change in Unrealized Appreciation
on Investments	284,354	57,580

Net Decrease in Net Assets from Operations	(201,317)	(697)

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	—

Total Distributions to Shareholders	—	—

Net Increase in Net Assets
From Share Transactions (Note 7)	5,980,139	522,703

Net Increase in Net Assets	5,778,822	522,006
NET ASSETS—Beginning of Period	522,006	—

NET ASSETS—End of Period	$6,300,828	$522,006

* Since the commencement of operations: May 2, 2001—Utilities Fund; June 11, 2001—Transportation Fund.

See Notes to Financial Statements.

ANNUAL REPORT  133

Utilities Fund

Year	Period
Ended	Ended
December 31,	December 31,
2002	2001*

$176,841	$3,534
(4,442,699)	(163,802)

969,197	28,699

(3,296,661)	(131,569)

(3,534)	—

(3,534)	—

26,237,305	1,039,970

22,937,110	908,401
908,401	—

$23,845,511	$908,401

FINANCIAL HIGHLIGHTS

	U.S. Government
	Money Market Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$1.00	$1.00

Net Investment Income†	—*	.03

Net Increase in Net Asset Value Resulting
From Operations	—	.03
Distributions to Shareholders from:
Net Investment Income	—*	(.03)
Adjustment due to Reorganization (Note 1)	—	—

Net Decrease in Net Asset Value	—	—

Net Asset Value—End of Year	$1.00	$1.00

Total Investment Return	0.47%	2.77%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.23%	1.19%
Net Expenses	1.23%	1.19%
Net Investment Income	0.44%	2.48%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted)	$258,953	$96,515

* Less than $.01 per share. Actual amount = $.00471.
† Calculated using the average daily shares outstanding for the period.
See Notes to Financial Statements.

ANNUAL REPORT  135

U.S.Government
Money Market Fund

Year	Year	Year
Ended	Ended	Ended
December 31,	December 31,	December 31,
2000	1999	1998

$1.00	$1.00	$10.32

.05	.04	.08

.05	.04	.08

(.05)	(.04)	(.01)
—	—	(9.39)

—	—	(9.32)

$1.00	$1.00	$1.00

5.20%	3.92%	2.22%

1.14%	1.39%	2.99%
1.14%	1.39%	2.67%
4.99%	3.64%	2.61%

$39,492	$99,396	$40,971

FINANCIAL HIGHLIGHTS  (continued)

	Nova Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$8.67	$13.88

Net Investment Income (Loss)†	(.01)	.30
Net Realized and Unrealized Gains (Losses) on Securities	(3.07)	(3.81)

Net Increase (Decrease) in Net Asset Value Resulting
From Operations	(3.08)	(3.51)
Distributions to Shareholders from:
Net Investment Income	(.41)	(1.70)
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(3.49)	(5.21)

Net Asset Value—End of Year	$5.18	$8.67

Total Investment Return	(35.72)%	(23.58)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.72%	1.45%
Net Expenses	1.72%	1.45%
Net Investment Income (Loss)	(0.14)%	2.61%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	570%	—
Net Assets, End of Year (000's omitted)	$34,017	$60,941

† Calculated using the average daily shares outstanding for the period.
* Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT  137

	Nova Fund

Year	Year	Year
Ended	Ended	Ended
December 31,	December 31,	December 31,
2000	1999	1998

$18.57	$15.88	$12.21

.74	.49	.04
(4.16)	3.10	3.63

(3.42)	3.59	3.67

(.15)	(.01)	—
(1.12)	(.89)	—

(4.69)	2.69	3.67

$13.88	$18.57	$15.88

(20.30)%	23.28%	30.06%

1.42%	1.55%	3.26%
1.42%	1.55%	3.22%
4.45%	2.90%	0.27%

—	—	—
$178,118	$92,922	$29,258

FINANCIAL HIGHLIGHTS(continued)

	Ursa Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$6.29	$6.09

Net Investment Income (Loss)†	(.02)	.12
Net Realized and Unrealized Gains (Losses) on Securities	1.38	.88

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	1.36	1.00
Distributions to Shareholders from:
Net Investment Income	(.08)	(.80)
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	1.28	.20

Net Asset Value—End of Year	$7.57	$6.29

Total Investment Return	21.64%	14.99%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.79%	1.89%
Net Expenses	1.79%	1.89%
Net Investment Income (Loss)	(0.24)%	1.85%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted)	$36,195	$18,997

† Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

ANNUAL REPORT 139

Ursa Fund

Year	Year	Year
Ended	Ended	Ended
December 31,	December 31,	December 31,
2000	1999	1998

$5.35	$6.30	$8.07

.22	.20	.06
.70	(1.15)	(1.83)

.92	(.95)	(1.77)

(.18)	—	—
—	—	—

.74	(.95)	(1.77)

$6.09	$5.35	$6.30

16.05%	(15.06)%	(21.93)%

1.59%	1.73%	3.76%
1.59%	1.73%	3.59%
4.02%	3.34%	0.89%

$31,829	$32,310	$5,509

FINANCIAL HIGHLIGHTS(continued)

	OTC Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$14.80	$22.83

Net Investment Income (Loss)†	(.17)	(.23)
Net Realized and Unrealized Gains (Losses) on Securities	(5.58)	(7.80)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	(5.75)	(8.03)
Distributions to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(5.75)	(8.03)

Net Asset Value—End of Period	$9.05	$14.80

Total Investment Return	(38.85)%	(35.17)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.74%	1.45%
Net Expenses	1.74%	1.45%
Net Investment Income (Loss)	(1.58)%	(1.31)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	183%	139%
Net Assets, End of Period (000’s omitted)	$77,635	$164,619

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 21, 2001—Arktos Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 141

OTC Fund			Arktos Fund

Year	Year	Year	Year	Period
Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,
2000	1999	1998	2002	2001*

$38.52	$19.57	$10.65	$29.48	$25.00

(.44)	(.33)	(.40)	(.19)	.03
(13.50)	19.88	9.32	10.22	4.45

(13.94)	19.55	8.92	10.03	4.48

—	—	—	(.47)	—
(1.75)	(.60)	—	—	—

(15.69)	18.95	8.92	9.56	4.48

$22.83	$38.52	$19.57	$39.04	$29.48

(38.19)%	101.32%	83.76%	33.85%	17.92%

1.46%	1.55%	2.96%	1.77%	2.23	%**
1.46%	1.55%	2.96%	1.77%	2.23	%**
(1.23)%	(1.24)%	(2.67)%	(0.49)%	0.10	%**

324%	953%	1,077%	—	—
$420,674	$373,458	$22,038	$24,229	$5,955

FINANCIAL HIGHLIGHTS (continued)

	Titan 500 Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$29.87	$25.00

Net Investment Loss†	(.09)	(.25)
Net Realized and Unrealized Gains (Losses) on Securities	(13.65)	5.12

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	(13.74)	4.87
Distributions to Shareholders from:
Net Realized Capital Gains	(.04)	—

Net Increase (Decrease) in Net Asset Value	(13.78)	4.87

Net Asset Value—End of Period	$16.09	$29.87

Total Investment Return	(46.00)%	19.48%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.74%	2.22	%**
Net Expenses	1.74%	2.22	%**
Net Investment Loss	(0.49)%	(1.11)	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	—	—
Net Assets, End of Period (000's omitted)	$2,122	$311

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: October 1, 2001—Titan 500 Fund, Velocity 100 Fund, Medius Fund and Mekros Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 143

Velocity 100 Fund			Medius Fund			Mekros Fund

Year	Period		Year	Period		Year	Period
Ended	Ended		Ended	Ended		Ended	Ended
December 31,	December 31,		December 31,	December 31,		December 31,	December 31,
2002	2001*		2002	2001*		2002	2001*

$38.97	$25.00		$31.21	$25.00		$31.91	$25.00

(.13)	(.59)		(.12)	(.20)		(.17)	(.31)
(26.94)	14.56		(7.18)	6.88		(11.08)	7.56

(27.07)	13.97		(7.30)	6.68		(11.25)	7.25

—	—		(6.14)	(.47)		(.55)	(.34)

(27.07)	13.97		(13.44)	6.21		(11.80)	6.91

$11.90	$38.97		$17.77	$31.21		$20.11	$31.91

(69.46)%	55.88%		(24.44)%	26.67%		(35.45)%	28.97%

1.77%	2.34	%**	1.75%	2.27	%**	1.74%	2.26%**
1.77%	2.34	%**	1.75%	2.27	%**	1.74%	2.26%**
(0.79)%	(1.77)%**		(0.49)%	(0.87)%**		(0.70)%	(0.96)%**

—	—		4,320%	3,707%		1,940%	848%
$3,346	$477		$6,707	$754		$12,947	$8,524

FINANCIAL HIGHLIGHTS (continued)

	U.S.	Government Bond Fund

	Year	Year	Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$11.44	$11.80	$10.17

Net Investment Income†	.44	.37	.38
Net Realized and Unrealized Gains (Losses)
on Securities	1.64	(.36)	1.63

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.08	.01	2.01
Distributions to Shareholders from:
Net Investment Income	(.44)	(.37)	(.38)

Net Increase (Decrease) in Net Asset Value	1.64	(.36)	1.63

Net Asset Value—End of Year	$13.08	$11.44	$11.80

Total Investment Return	18.62%	0.08%	20.16%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.24%	2.37%	1.89%
Net Expenses	1.24%	2.01%	1.89%
Net Investment Income	3.65%	3.22%	3.47%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	1,239%	1,247%	1,505%
Net Assets, End of Year (000's omitted)	$25,190	$4,521	$5,011

†	Calculated using the average daily shares outstanding for the period.
*	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 145

Government Bond Fund

Year	Year
Ended	Ended
December 31,	December 31,
1999	1998

$13.28	$11.82

.41	.24

(3.09)	1.28

(2.68)	1.52

(.43)	(.06)

(3.11)	1.46

$10.17	$13.28

(20.45)%	12.86%

1.52%	2.71%
1.52%	2.71%
3.55%	1.92%

1,611%	1,463%
$1,136	$4,973

FINANCIAL HIGHLIGHTS (continued)

	Large-Cap
	Europe Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$28.01	$25.00

Net Investment Loss†	(.09)	(.16)
Net Realized and Unrealized Gains (Losses) on Securities	(7.84)	3.17

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	(7.93)	3.01
Distributions to Shareholders from:
Net Investment Income	(.01)	—
Net Realized Capital Gains	(.55)	—

Net Increase (Decrease) in Net Asset Value	(8.49)	3.01

Net Asset Value—End of Period	$19.52	$28.01

Total Investment Return	(28.35)%	12.04%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.78%	2.17	%**
Net Expenses	1.78%	2.17	%**
Net Investment Loss	(0.41)%	(0.55)	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	—	—
Net Assets, End of Period (000’s omitted)	$3,082	$1,322

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: October 1, 2001—Large-Cap Europe Fund and Large-Cap Japan Fund; May 1, 2002—Sector Rotation Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 147

		Sector
Large-Cap		Rotation
Japan Fund		Fund

Year
Period
		Period
Ended	Ended	Ended
December 31,	December 31,	December 31,
2002	2001*	2002*

$21.91	$25.00	$10.00

(.08)	(.16)	(.01)
(3.46)	(2.93)	(2.23)

(3.54)	(3.09)	(2.24)

—	—	—
(.08)	—	—

(3.62)	(3.09)	(2.24)

$18.29	$21.91	$7.76

(16.20)%	(12.36)%	(22.40)%

1.80%	2.23%**	1.69%**
1.80%	2.23%**	1.69%**
(0.38)%	(0.62) %**	(0.16) %**

—	—	357%
$3,590	$643	$6,669

FINANCIAL HIGHLIGHTS (continued)

	Banking Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$25.21	$25.00

Net Investment Income (Loss)†	.28	.45
Net Realized and Unrealized Gains (Losses) on Securities	(.47)	(.24)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	(.19)	.21
Distributions to Shareholders from:
Net Investment Income	(.07)	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(.26)	.21

Net Asset Value—End of Period	$24.95	$25.21

Total Investment Return	(0.78)%	0.84%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.67%	1.99	%**
Net Expenses	1.67%	1.99	%**
Net Investment Income (Loss)	1.10%	1.80	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,813%	605%
Net Assets, End of Period (000’s omitted)	$5,008	$630

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund and Biotechnology Fund; May 29, 2001—Consumer
Products Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 149

Basic Materials Fund		Biotechnology Fund		Consumer Products Fund

Year	Period	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$24.21	$25.00	$24.67	$25.00	$25.32	$25.00

.09	.22	(.28)	(.55)	.04	.05
(3.17)	(1.01)	(10.91)	.22	(.95)	.27

(3.08)	(.79)	(11.19)	(.33)	(.91)	.32

(.06)	—	—	—	(.01)	—
—	—	(.04)	—	(.04)	—

(3.14)	(.79)	(11.23)	(.33)	(.96)	.32

$21.07	$24.21	$13.44	$24.67	$24.36	$25.32

(12.75)%	(3.16)%	(45.35)%	(1.32)%	(3.61)%	1.28%

1.75%	1.95%**	1.79%	2.27%**	1.72%	2.07	%**
1.75%	1.95%**	1.79%	2.27%**	1.72%	2.07	%**
0.38%	0.85%**	(1.76)%	(2.24) %**	0.18%	0.19	%**

1,848%	929%	3,483%	720%	985%	285%
$901	$929	$3,575	$1,959	$6,153	$1,305

FINANCIAL HIGHLIGHTS (continued)

	Electronics Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$20.64	$25.00

Net Investment Income (Loss)†	(.24)	(.43)
Net Realized and Unrealized Losses on Securities	(9.67)	(3.93)

Net Decrease in Net Asset Value
Resulting from Operations	(9.91)	(4.36)
Distributions to Shareholders from:
Net Realized Capital Gains	(.79)	—

Net Decrease in Net Asset Value	(10.70)	(4.36)

Net Asset Value—End of Period	$9.94	$20.64

Total Investment Return	(48.21)%	(17.44)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.84%	2.36%**
Net Expenses	1.84%	2.36%**
Net Investment Income (Loss)	(1.63)%	(2.13) %**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,685%	466%
Net Assets, End of Period (000's omitted)	$4,384	$1,423

†	Calculated using the average daily shares outstanding for the period.
*	Since commencement of operations: May 2, 2001—Energy Services Fund; May 29,2001—Energy Fund; July 20, 2001—Financial Services Fund;
August 3, 2001—Electronics Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 151

Energy Fund		Energy Services Fund		Financial Services Fund

Year	Period	Year	Period	Year	Period
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$21.10	$25.00	$17.74	$25.00	$23.90	$25.00

(.02)	(.11)	(.17)	(.24)	.09	(.02)
(2.83)	(3.79)	(2.08)	(7.02)	(3.69)	(1.08)

(2.85)	(3.90)	(2.25)	(7.26)	(3.60)	(1.10)

—	—	(1.11)	—	(.11)	—

(2.85)	(3.90)	(3.36)	(7.26)	(3.71)	(1.10)

$18.25	$21.10	$14.38	$17.74	$20.19	$23.90

(13.51)%	(15.60)%	(12.07)%	(29.04)%	(15.10)%	(4.40)%

1.72%	2.05%**	1.71%	2.06%**	1.85%	2.19%**
1.72%	2.05%**	1.71%	2.06%**	1.85%	2.19%**
(0.13)%	(0.50) %**	(1.00)%	(1.26) %**	0.41%	(0.11) %**

1,341%	478%	2,159%	3,182%	1,727%	315%
$5,834	$2,177	$4,427	$1,551	$2,748	$2,607

FINANCIAL HIGHLIGHTS (continued)

	Health Care Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$23.82	$25.00

Net Investment Loss	(.09)	(.30)
Net Realized and Unrealized Loss on Securities	(4.98)	(.88)

Net Decrease in Net Asset Value
Resulting From Operations	(5.07)	(1.18)
Distributions to Shareholders from:
Net Realized Capital Gains	(.04)	—

Net Decrease in Net Asset Value	(5.11)	(1.18)

Net Asset Value—End of Period	$18.71	$23.82

Total Investment Return	(21.31)%	(4.72)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.70%	2.23%**
Net Expenses	1.70%	2.23%**
Net Investment Loss	(0.45)%	(1.33) %**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,617%	757%
Net Assets, End of Period (000's omitted)	$5,164	$951

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT  153

Internet Fund		Leisure Fund

Year	Period	Year	Period
Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*

$15.76	$25.00	$18.09	$25.00

(.17)	(.37)	(.18)	(.30)
(6.66)	(8.87)	(2.49)	(6.61)

(6.83)	(9.24)	(2.67)	(6.91)

—	—	—	—

(6.83)	(9.24)	(2.67)	(6.91)

$8.93	$15.76	$15.42	$18.09

(43.34)%	(36.96)%	(14.76)%	(27.64)%

1.75%	2.33%**	1.74%	1.98%**
1.75%	2.33%**	1.74%	1.98%**
(1.69)%	(2.29) %**	(0.98)%	(1.49) %**

3,041%	2,341%	1,976%	269%
$3,703	$891	$2,015	$804

FINANCIAL HIGHLIGHTS (continued)

	Precious Metals Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$4.87	$4.31

Net Investment Loss	(.02)	(.04)
Net Realized and Unrealized Gains (Losses) on Securities	2.24	.60

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.22	.56
Distributions to Shareholders from:
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	2.22	.56

Net Asset Value—End of Year	$7.09	$4.87

Total Investment Return	45.59%	12.99%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.67%	2.18%
Net Expenses	1.67%	2.18%
Net Investment Loss	(0.29)%	(0.79)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	1,001%	957%
Net Assets, End of Year (000’s omitted)	$38,839	$875

†	Calculated using the average daily shares outstanding for the period.
*	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 155

Precious Metals Fund

Year	Year	Year
Ended	Ended	Ended
December 31,	December 31,	December 31,
2000	1999	1998

$5.43	$5.81	$7.02

(.07)	(.07)	(.16)
(1.05)	(.14)	(1.05)

(1.12)	(.21)	(1.21)

—	(.17)	—

(1.12)	(.38)	(1.21)

$4.31	$5.43	$5.81

(20.63)%	(3.58)%	(17.24)%

2.04%	2.17%	3.39%
2.04%	2.17%	3.23%
(1.45)%	(1.39)%	(2.31)%

965%	1,239%	1,739%
$3,400	$6,992	$2,695

FINANCIAL HIGHLIGHTS(continued)

	Real Estate Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$25.77	$25.00

Net Investment Income (Loss)†	1.97	1.44
Net Realized and Unrealized Gains (Losses) on Securities	(2.26)	(.42)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(.29)	1.02
Distributions to Shareholders from:
Net Investment Income	(.48)	(.25)
Net Realized Capital Gains	(.04)	—

Net Increase (Decrease) in Net Asset Value	(.81)	.77

Net Asset Value—End of Period	$24.96	$25.77

Total Investment Return	(1.12)%	4.09%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.68%	2.31	%**
Net Expenses	1.68%	2.31	%**
Net Investment Income (Loss)	7.60%	5.75	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,927%	17%
Net Assets, End of Period (000's omitted)	$1,902	$162

†	Calculated using the average daily shares outstanding for the period.
*	Since commencement of operations: May 2, 2001—Technology Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund;
October 1, 2001—Real Estate Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 157

Retailing Fund			Technology Fund		Telecommunications Fund

Year	Period		Year	Period	Year	Period
Ended	Ended		Ended	Ended	Ended	Ended
December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
2002	2001*		2002	2001*	2002	2001*

25.65	$25.00		$18.61	$25.00	$22.56	$25.00

(.27)	(.38)		(.18)	(.39)	(.05)	(.36)
(5.30)	1.03		(7.15)	(6.00)	(8.88)	(2.08)

(5.57)	.65		(7.33)	(6.39)	(8.93)	(2.44)

—	—		—	—	—	—
(.79)	—		(1.36)	—	—	—

(6.36)	.65		(8.69)	(6.39)	(8.93)	(2.44)

$19.29	$25.65		$9.92	$18.61	$13.63	$22.56

(21.91)%	2.60%		(39.11)%	(25.56)%	(39.58)%	(9.76)%

1.81%	2.24	%**	1.71%	2.34%**	1.69%	2.25	%**
1.81%	2.24	%**	1.71%	2.34%**	1.69%	2.25	%**
(1.23)%	(1.65)	%**	(1.52)%	(2.08) %**	(0.39)%	(1.61	)%**

1,668%	740%		1,098%	490%	855%	1,316%
$3,102	$1,994		$5,021	$1,216	$6,106	$407

FINANCIAL HIGHLIGHTS (concluded)

	Transportation Fund

	Year	Period
	Ended	Ended
	December 31,	December 31,
	2002	2001*
	——————	——–––———

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$24.40	$25.00
	——————	——————
Net Investment Income (Loss)†	(.14)	(.20)
Net Realized and Unrealized Losses on Securities	(2.71)	(.40)
	——————	——————
Net Decrease in Net Asset Value
Resulting From Operations	(2.85)	(.60)
Distributions to Shareholders from:
Net Investment Income	—	—
	——————	——————
Net Decrease in Net Asset Value	(2.85)	(.60)
	——————	——————
Net Asset Value—End of Period	$21.55	$24.40

Total Investment Return	(11.68)%	(2.40)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.69%	2.16	%**
Net Expenses	1.69%	2.16	%**
Net Investment Income (Loss)	(0.63)%	(0.89)	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,435%	609%
Net Assets, End of Period (000's omitted)	$6,301	$522

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 2, 2001—Utilities Fund; June 11, 2001—Transportation Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT  159

Utilities Fund

Year	Period
Ended	Ended
December 31,	December 31,
2002	2001*

$18.23	$25.00

.33	.33
(6.31)	(7.10)

(6.77)
(5.98)

(.01)	—

(5.99	(6.77)

$12.24	$18.23

(32.83)%	(27.08)%

1.67%	2.08%**
1.67%	2.08%**
2.54%	1.59%**

829%	1,040%
$23,846	$908

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Rydex Variable Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares.As of December 31, 2002, the Trust consisted of thirty one operating Funds: the U.S.

Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund (collectively the “Funds”), and is managed by Rydex Global Advisors (the “Advisor”). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the “Separate Account”), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the “Separate Account Restructuring”). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account.The value per share of each Fund was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount.The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers.The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost

ANNUAL REPORT  161

NOTES TO FINANCIAL STATEMENTS (continued)

basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions to shareholders are recorded on the ex-dividend date.

C. Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by the Advisor.These initial costs relate to the formation of the Trust and were allocated to the U.S. Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the U.S. Government Bond Fund, and the Precious Metals Fund (collectively the “Original Funds”) and were being amortized on a straight-line basis over a five-year period beginning with the commencement of operations.These amortized costs were then allocated to the Original Funds daily and reconciled and settled monthly between the Original Funds on the basis of the relative net assets of each of the Original Funds to the total net assets of the Original Funds.The monthly-amortized amount is reimbursed to the Advisor.An additional $35,000 of organization costs associated with the Separate Account Restructuring was incurred by the Original Funds and allocated to the Original Funds during the year ended December 31, 1998.These costs were being amortized over the remaining amortization period of the initial organization costs. As of December 31, 2002, the Original Funds reimbursed the Advisor for all deferred organization costs and there are no additional amounts payable.

D. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option.When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability.The amount of the liability is subsequently marked to market to reflect the current value of the option written.When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the

NOTES TO FINANCIAL STATEMENTS (continued)

Trust as unrealized gains or losses.When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

G. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.The amount of the liability is subsequently marked to market to reflect the market value of the short sale.The Trust maintains a segregated account of securities as collateral for short sales.The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.There were no contracts open at December 31, 2002.

J. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates

ANNUAL REPORT  163

NOTES TO FINANCIAL STATEMENTS (continued)

and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from these estimates.

2. Financial Instruments

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, forward currency contracts and swap agreements.These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities.The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. The Trust has established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.The Trust did not write any options during the period ended December 31, 2002.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Foreign currency contracts are commitments to purchase or sell a foreign currency at a future maturity date.The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service.An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. TheTrust has established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, forward currency

NOTES TO FINANCIAL STATEMENTS (continued)

contracts and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms.The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; and 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3. Repurchase Agreements

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S.Treasury or U. S. Government Agencies.The collateral is in the possession of the Trust’s custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding as of December 31, 2002 are as follows:

Counterparty	Terms of Agreement	FaceValue	MarketValue	MaturityValue

Paine Webber, Inc	1.30% due 1/2/03	$40,000,000	$40,000,000	$40,002,889
Salomon Smith Barney, Inc	0.95% due 1/2/03	40,000,000	40,000,000	40,002,666
Lehman Brothers, Inc	1.10% due 1/2/03	44,237,112	44,237,112	44,239,816
U.S. Bank NA	1.10% due 1/2/03	44,000,000	44,000,000	44,002,689

			$168,237,112	$168,248,060

As of December 31, 2002, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value
———–––———	———––—–––——	——–——	———–––——
U. S.Treasury Notes	6.500%	$33,425,000	$41,648,520
U. S.Treasury Bonds	6.000%-6.125%	82,240,000	90,877,240
Ginnie Mae	6.500%-8.000%	52,349,292	40,676,482
			––—––––——
			$173,202,242

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

ANNUAL REPORT  165

NOTES TO FINANCIAL STATEMENTS (continued)

4. Fees and OtherTransactionsWith Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.50% of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, 0.75% of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund, and 0.90% of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, and the Sector Rotation Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor.

Rydex Fund Services Company, Inc. (the “Servicer”), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and at an annual percentage rate of 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds.

Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc., an affiliated entity, and other firms that provide shareholder services (“Service Providers”) may receive compensation.The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed 0.25% of average daily net assets. Rydex Distributors, Inc., in turn, will

NOTES TO FINANCIAL STATEMENTS (continued)

compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs.

5. Securities Transactions

During the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	U.S.
	Government
	Money
	Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———	——–––———
Purchases	$—	$213,299,360	$—	$192,170,303	$—
Sales	$—	$214,888,223	$—	$224,148,868	$—

					U.S.
	Titan 500	Velocity 100	Medius	Mekros	Government
	Fund	Fund	Fund	Fund	Bond Fund
	——–––———	——–––———	——–––———	——–––———	——–––———
Purchases	$—	$—	$83,533,170	$104,784,298	$145,483,135
Sales	$—	$—	$78,394,146	$103,624,580	$140,472,213

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———	——–––———
Purchases	$—	$—	$27,302,203	$74,166,604	$42,546,154
Sales	$—	$—	$19,149,446	$69,341,507	$41,590,948

	Biotech-	Consumer			Energy
	nology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———	——–––———
Purchases	$77,265,948	$43,352,198	$61,985,410	$42,026,962	$65,598,031
Sales	$73,542,039	$38,107,867	$56,693,614	$38,309,772	$61,456,143

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———	——–––———
Purchases	$70,634,203	$84,279,100	$40,116,870	$49,884,589	$160,274,532
Sales	$68,558,079	$79,464,850	$37,191,690	$47,737,401	$125,937,741

	Real			Telecommu-	Trans-
	Estate	Retailing	Technology	nications	portation
	Fund	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———	——–––———
Purchases	$15,538,837	$36,391,106	$50,145,571	$19,870,499	$38,072,089
Sales	$13,709,890	$35,003,611	$47,253,247	$14,103,588	$32,216,483

	Utilities
	Fund
	——–––———
Purchases	$86,170,298
Sales	$60,221,344

ANNUAL REPORT  167

NOTES TO FINANCIAL STATEMENTS (continued)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders.Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts.These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2002 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
——––	–—–—–––––	–—–——–––––	–—–———–––––
US Gov’t Money Market Fund	712,671	—	712,671
Nova Fund	2,528,913	—	2,528,913
Ursa Fund	348,637	—	348,637
OTC Fund	—	—	—
Arktos Fund	249,439	—	249,439
Titan 500 Fund	—	5,447	5,447
Velocity 100 Fund	—	—	—
Medius Fund	86,009	38,798	124,717
Mekros Fund	180,469	—	180,469
US Gov’t Bond Fund	648,221	—	648,221
Large-Cap Europe Fund	67,493	—	67,493
Large-Cap Japan Fund	—	10,127	10,127
Sector Rotation Fund	—	—	—
Banking Fund	10,488	—	10,488
Basic Materials Fund	6,585	—	6,585
Biotechnology Fund	6,158	—	6,158
Consumer Products Fund	9,582	—	9,582
Electronics Fund	20,087	—	20,087
Energy Fund	—	—	—
Energy Services Fund	99,830	—	99,830
Financial Services Fund	20,507	—	20,507
Health Care Fund	13,492	—	13,492
Internet Fund	—	—	—
Leisure Fund	—	—	—
Precious Metals Fund	—	—	—
Real Estate Fund	33,887	309	34,196
Retailing Fund	47,670	—	47,670
Technology Fund	185,003	—	185,003
Telecommunications Fund	—	—	—
Transportation Fund	—	—	—
Utilities Fund	3,534	—	3,534

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributable earnings/(accumulated losses) at December 31, 2002 was as follows:

			Net
	Undistributed	Undistributed	Unrealized	Capital
	Ordinary	Realized	Appreciation/	Loss
Fund	Income	Gain	Depreciation	Carryforward
——––——––——––	–—–––––——–––	–—––––––—–––––	–—––––––—–––––	–—–––––—–––––
US Gov’t Money Market Fund	102,288	—	—	(1,513)[4]
Nova Fund	—	—	(5,808,565)	(124,793,092)[4]
Ursa Fund	—	—	—	(2,384,044)[3]
OTC Fund	—	—	(111,221,034)	(309,284,169)[4]
Arktos Fund	463,435	—	632,910	(1,648,984)[2]
Titan 500 Fund	—	—	(229,238)	(402,092)[1]
Velocity 100 Fund	—	—	(702,515)	(551,291)[1]
Medius Fund	—	—	(552,926)	(689,109)[1]
Mekros Fund	—	—	(673,943)	(1,783,156)[1]
US Gov’t Bond Fund	855,210	433,636	433,636	—
Large-Cap Europe Fund	—	—	(165)	(3,136)[1]
Large-Cap Japan Fund	—	—	88,149	(80,165)[1]
Sector Rotation Fund	—	—	(190,208)	(1,528,300)[1]
Banking Fund	48,501	—	(202,606)	(893,061)[4]
Basic Materials Fund	8,471	—	(272,237	(893,061)[4]
Biotechnology Fund	—	—	(972,519)	(1,246,348)[1]
Consumer Products Fund	14,359	949	(554,463)	—
Electronics Fund	—	—	(1,973,156)	(520,428)[1]
Energy Fund	—	—	99,430	(453,481)[4]
Energy Services Fund	—	—	(538,410)	(858,854)[1]
Financial Services Fund	17,051	—	(615,429)	(1,275,826)[1]
Health Care Fund	—	—	(289,422)	(630,949)[1]
Internet Fund	—	—	(12,397)	(558,663)[4]
Leisure Fund	—	—	(364,592)	(1,109,103)[4]
Precious Metals Fund	—	—	2,400,642	(1,861,807)[4]
Real Estate Fund	6,586	—	(49,365)	(57,481)[1]
Retailing Fund	22,996	636	(342,798)	—
Technology Fund	1,168,961	—	(485,602)	—
Telecommunications Fund	—	—	(111,600)	(66,020)[4]
Transportation Fund	—	—	(123,060)	(61,871)[4]
Utilities Fund	176,841	—	(2,514,733)	(1,093,872)[4]

1 Expires in 2010

2 Expires in 2009

3 Expires in 2007

4 US Gov’t Money Market Fund: $1,127 expires in 2008 and $386 expires in 2010

Nova Fund: $67,860,392 expires in 2008, $40,390,472 expires in 2009, and $16,542,228 expires in 2010

OTC Fund: $79,883,109 expires in 2008, $180,736,125 expires in 2009, and $48,664,935 expires in 2010

Precious Metals Fund: $568,292 expires in 2007, $948,398 expires in 2008, $89,435 expires in 2009, and $255,682 expires in 2010

Banking Fund: $32,506 expires in 2009 and $419,344 expires in 2010

Basic Materials Fund: $118,206 expires in 2009 and $774,855 expires in 2010

Energy Fund: $142,384 expires in 2009 and $311,097 expires in 2010

Internet Fund: $290,202 expires in 2009 and $268,461 expires in 2010

Leisure Fund: $421,832 expires in 2009 and $597,271 expires in 2010

Telecommunications Fund: $13,999 expires in 2009 and $52,021 expires in 2010

Transportation Fund: $1,877 expires in 2009 and $59,994 expires in 2010

Utilities Fund: $51,514 expires in 2009 and $1,042,358 expires in 2010

ANNUAL REPORT  169

NOTES TO FINANCIAL STATEMENTS  (continued)

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At December 31, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	(Loss)	Gain/(Loss)
——––	–—–——–––—	–—–—–––––—	–—–—–––––—	–—–—–––––—
US Gov’t Money Market Fund	258,617,570	—	—	—
Nova Fund	35,087,754	—	(5,808,565)	(5,808,565)
Ursa Fund	38,834,479	—	—	—
OTC Fund	188,304,984	—	(111,221,034)	(111,221,034)
Arktos Fund	20,696,441	632,910	—	632,910
Titan 500 Fund	4,227,880	—	(229,238)	(229,238)
Velocity 100 Fund	1,903,984	—	(702,515)	(702,515)
Medius Fund	5,859,430	—	(552,926)	(552,926)
Mekros Fund	11,392,979	—	(673,943)	(673,943)
US Gov’t Bond Fund	25,026,386	439,369	—	439,369
Large-Cap Europe Fund	1,480,985	—	(165)	(165)
Large-Cap Japan Fund	3,137,544	88,149	—	88,149
Sector Rotation Fund	6,815,530	—	(190,208)	(190,208)
Banking Fund	5,240,083	—	(202,606)	(202,606)
Basic Materials Fund	1,198,545	—	(272,237)	(272,237)
Biotechnology Fund	4,560,225	—	(972,519)	(972,519)
Consumer Products Fund	6,711,005	—	(554,463)	(554,463)
Electronics Fund	6,370,481	—	(1,973,156)	(1,973,156)
Energy Fund	5,780,005	99,430	—	99,430
Energy Services Fund	4,988,107	—	(538,410)	(538,410)
Financial Services Fund	3,374,979	—	(615,429)	(615,429)
Health Care Fund	5,470,519	—	(289,422)	(289,422)
Internet Fund	3,697,443	—	(12,397)	(12,397)
Leisure Fund	2,387,146	—	(364,592)	(364,592)
Precious Metals Fund	36,545,986	2,400,642	—	2,400,642
Real Estate Fund	1,941,376	—	(49,365)	(49,365)
Retailing Fund	3,339,681	—	(342,798)	(342,798)
Technology Fund	5,509,322	—	(485,602)	(485,602)
Telecommunications Fund	6,312,941	—	(111,600)	(111,600)
Transportation Fund	6,453,039	—	(123,060)	(123,060)
Utilities Fund	26,339,513	—	(2,514,733)	(2,514,733)

NOTES TO FINANCIAL STATEMENTS (continued)

Post-October Losses Deferred

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2002, $83,391, $228,663, $491,313, and $637,389 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002 for Medius Fund,Titan 500, Mekros Fund, and Velocity 100 respectively.

7. Share Transactions

The Trust is authorized to distribute an unlimited number of shares.Transactions in shares for the year ended December 31, 2002 were:

	U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund
	––——––———	——––———	——––———	–—––———	–—––———
Shares Purchased	3,440,863,455	57,568,644	50,533,155	27,863,909	13,532,953
Purchased through
Dividend Reinvestment	712,694	469,186	45,514	—	5,668
	————––——	——––———	——––———	–—––———	–—––———
Total Purchased	3,441,576,149	58,037,830	50,578,669	27,863,909	13,538,621
Shares Redeemed	(3,279,138,643)	(58,506,486)	(48,817,139)	(30,415,304)	(13,119,984)
	————––——	——––———	——––———	–—––———	–—––———
Net Shares Purchased
(Redeemed)	162,437,506	(468,656)	1,761,530	(2,551,395)	418,637

					U.S.
				Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund
	––——––———	——––———	——––———	–—––———	–—––———
Shares Purchased	5,614,574	17,580,327	4,829,534	5,944,900	10,296,483
Purchased through
Dividend Reinvestment	324	—	6,641	7,940	53,942
	————––——	——––———	——––———	–—––———	–—––———
Total Purchased	5,614,898	17,580,327	4,836,175	5,952,840	10,350,425
Shares Redeemed	(5,493,465)	(17,311,299)	(4,482,904)	(5,576,201)	(8,820,404)
	————––——	——––———	——––———	–—––———	–—––———
Net Shares Purchased	121,433	269,028	353,271	376,639	1,530,021

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund*	Fund	Fund
	––——––———	——––———	——––———	–—––———	–—––———
Shares Purchased	4,255,114	6,275,811	1,882,283	2,995,755	1,738,691
Purchased through
Dividend Reinvestment	3,414	504	—	396	300
	————––——	——––———	——––———	–—––———	–—––———
Total Purchased	4,258,528	6,276,315	1,882,283	2,996,151	1,738,991
Shares Redeemed	(4,147,869)	(6,109,370)	(1,022,426)	(2,820,462)	(1,734,615)
	————––——	——––———	——––———	–—––———	–—––———
Net Shares Purchased	110,659	166,945	859,857	175,689	4,376

* Since the commencement of Operations: Sector Rotation Fund—May 1, 2002.

ANNUAL REPORT  171

NOTES TO FINANCIAL STATEMENTS (continued)

	Biotech-	Consumer	Elec-		Energy
	nology	Products	tronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	5,157,807	1,758,277	4,902,798	2,374,285	4,220,444
Purchased through
Dividend Reinvestment	465	379	1,908	—	7,597
	——––———	——––———	——––———	——––———	——––———
Total Purchased	5,158,272	1,758,656	4,904,706	2,374,285	4,228,041
Shares Redeemed	(4,971,735)	(1,557,646)	(4,532,434)	(2,157,819)	(4,007,575)
	——––———	——––———	——––———	——––———	——––———
Net Shares Purchased	186,537	201,010	372,272	216,466	220,466

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	3,393,441	4,343,805	3,705,923	2,386,197	28,155,111
Purchased through
Dividend Reinvestment	961	709	—	—	—
	——––———	——––———	——––———	——––———	——––———
Total Purchased	3,394,402	4,344,514	3,705,923	2,386,197	28,155,111
Shares Redeemed	(3,367,403)	(4,108,372)	(3,347,741)	(2,299,942)	(22,858,512)
	——––———	——––———	——––———	——––———	——––———
Net Shares Purchased	26,999	236,142	358,182	86,255	5,296,599

	Real			Telecom-	Trans-
	Estate	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund	Fund
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	664,541	1,722,299	5,039,265	1,766,095	1,711,214
Purchased through
Dividend Reinvestment	1,381	2,327	19,332	—	—
	——––———	——––———	——––———	——––———	——––———
Total Purchased	665,922	1,724,626	5,058,597	1,766,095	1,711,214
Shares Redeemed	(596,027)	(1,641,565)	(4,618,013)	(1,336,109)	(1,440,215)
	——––———	——––———	——––———	——––———	——––———
Net Shares Purchased	69,895	83,061	440,584	429,986	270,999

Utilities
Fund
——––———
Shares Purchased	6,694,705
Purchased through
Dividend Reinvestment	275
——––———
Total Purchased	6,694,980
Shares Redeemed	(4,797,389)
——––———
Net Shares Purchased	1,897,591

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares for the year ended December 31, 2001 were:

	U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund*
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	937,833,385	45,650,726	54,808,157	19,820,254	4,307,782
Purchased through
Dividend Reinvestment 1,461,450		1,215,781	—	—	—
	——––———	——––———	——––———	——––———	——––———
Total Purchased	939,294,835	46,866,507	54,808,157	19,820,254	4,307,782
Shares Redeemed	(882,272,591)	(52,672,793)	(57,017,283)	(27,121,586)	(4,105,810)
	——––———	——––———	——––———	——––———	——––———
Net Change	57,022,244	(5,806,286)	(2,209,126)	(7,301,332)	201,972

					U.S.
				Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund*	Fund*	Fund*	Fund*	Fund
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	431,694	2,562,479	507,565	1,160,476	2,954,315
Purchased through
Dividend Reinvestment	—	—	356	367	13,995
	——––———	——––———	——––———	——––———	——––———
Total Purchased	431,694	2,562,479	507,921	1,160,843	2,968,310
Shares Redeemed	(421,282)	(2,550,227)	(483,761)	(893,714)	(2,997,555)
	——––———	——––———	——––———	——––———	——––———
Net Change	10,412	12,252	24,160	267,129	(29,245)

	Large-Cap	Large-Cap		Basic	Biotech-
	Europe	Japan	Banking	Materials	nology
	Fund*	Fund*	Fund*	Fund*	Fund*
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	413,045	1,490,802	279,004	511,610	398,053
Purchased through
Dividend Reinvestment	—	—	—	—	—
	——––———	——––———	——––———	——––———	——––———
Total Purchased	413,045	1,490,802	279,004	511,610	398,053
Shares Redeemed	(365,843)	(1,461,466)	(254,013)	(473,246)	(318,656)
	——––———	——––———	——––———	——––———	——––———
Net Change	47,202	29,336	24,991	38,364	79,397

	Consumer	Elec-		Energy	Financial
	Products	tronics	Energy	Services	Services
	Fund*	Fund*	Fund*	Fund*	Fund*
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	177,519	184,308	384,925	1,086,943	263,634
Purchased through
Dividend Reinvestment	—	—	—	—	—
	——––———	——––———	——––———	——––———	——––———
Total Purchased	177,519	184,308	384,925	1,086,943	263,634
Shares Redeemed	(125,976)	(115,383)	(281,740)	(999,547)	(154,519)
	——––———	——––———	——––———	——––———	——––———
Net Change	51,543	68,925	103,185	87,396	109,115

* Since the commencement of Operations: May 2, 2001—Banking Fund, Basic Materials Fund, Biotechnology Fund, Energy Services Fund,Technology Fund, Utilities Fund; May 21, 2001—Arktos Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; May 29, 2001—Consumer Products Fund, Energy Fund; June 11, 2001—Transportation Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund;August 3, 2001—Electronics Fund; October 1, 2001—Europe Fund, Japan Fund, Medius Fund, Mekros Fund, Real Estate Fund,Titan Fund and Velocity Fund.

ANNUAL REPORT  173

NOTES TO FINANCIAL STATEMENTS (continued)

	Health			Precious	Real
	Care	Internet	Leisure	Metals	Estate
	Fund*	Fund*	Fund*	Fund	Fund*
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	391,987	549,696	163,108	7,715,854	7,039
Purchased through
Dividend Reinvestment	—	—	—	—	61
	——––———	——––———	——––———	——––———	——––———
Total Purchased	391,987	549,696	163,108	7,715,854	7,100
Shares Redeemed	(352,078)	(493,167)	(118,670)	(8,325,767)	(798)
	——––———	——––———	——––———	——––———	——––———
Net Change	39,909	56,529	44,438	(609,913)	6,302

			Telecom-	Trans-
	Retailing	Technology	munications	portation	Utilities
	Fund*	Fund*	Fund*	Fund*	Fund*
	——––———	——––———	——––———	——––———	——––———
Shares Purchased	248,625	345,807	230,043	106,404	201,192
Purchased through
Dividend Reinvestment	—	—	—	—	—
	——––———	——––———	——––———	——––———	——––———
Total Purchased	248,625	345,807	230,043	106,404	201,192
Shares Redeemed	(170,882)	(280,445)	(212,014)	(85,010)	(151,372)
	——––———	——––———	——––———	——––———	——––———
Net Change	77,743	65,362	18,029	21,394	49,820

Transactions in dollars for the year ended December 31, 2002 were:

	U.S.
	Government
	Money
	Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund
	—–––—––———	——––———	——––———	——––———	——––———
Shares Purchased	$3,440,863,455	$384,057,478	$364,596,570	$290,979,771	$499,417,217
Purchased through
Dividend Reinvestment	712,694	2,528,913	348,637	—	249,439
	——––––––———	——––———	——––———	——––———	——––———
Total Purchased	3,441,576,149	386,586,391	364,945,207	290,979,771	499,666,656
Shares Redeemed	(3,279,138,643)	(387,835,941)	(349,531,193)	(316,549,223)	(481,821,745)
	——––––––———	——––———	——––———	——––———	——––———
Net Change	$162,437,506	$(1,249,550)	$15,414,014	$(25,569,452)	$17,844,911

					U.S.
					Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund
	—–––—––———	——––———	——––———	——––———	——––———
Shares Purchased	$105,443,899	$311,148,647	$111,443,802	$145,838,088	$124,001,378
Purchased through
Dividend Reinvestment	5,447	—	124,717	180,469	648,076
	——––––––———	——––———	——––———	——––———	——––———
Total Purchased	105,449,346	311,148,647	111,568,519	146,018,557	124,649,454
Shares Redeemed	(102,990,989)	(303,472,596)	(104,209,068)	(139,069,027)	(107,302,493)
	——––––––———	——––———	——––———	——––———	——––———
Net Change	$2,458,357	$7,676,051	$7,359,451	$6,949,530	$17,346,961

NOTES TO FINANCIAL STATEMENTS  (continued)

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund*	Fund	Fund

Shares Purchased	$94,732,057	$136,176,034	$16,794,037	$79,602,120	$40,996,771
Purchased through
Dividend Reinvestment	67,493	10,127	—	10,488	6,585

Total Purchased	94,799,550	136,186,161	16,794,037	79,612,608	41,003,356
Shares Redeemed	(91,735,196)	(131,816,764)	(8,400,314)	(74,747,275)	(40,067,237)

Net Change	$3,064,354	$4,369,397	$8,393,723	$4,865,333	$936,119

		Consumer	Elec-		Energy
	Biotechnology	Products	tronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$85,553,170	$45,226,198	$72,279,956	$45,033,585	$70,873,409
Purchased through
Dividend Reinvestment	6,158	9,582	20,087	—	99,830

Total Purchased	85,559,328	45,235,780	72,300,043	45,033,585	70,973,239
Shares Redeemed	(81,770,261)	(39,825,588)	(66,898,619)	(41,250,391)	(66,635,457)

Net Change	$3,789,067	$5,410,192	$5,401,424	$3,783,194	$4,337,782

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$76,156,255	$87,359,263	$40,389,729	$43,457,219	$179,139,242
Purchased through
Dividend Reinvestment	20,507	13,492	—	—	—

Total Purchased	76,176,762	87,372,755	40,389,729	43,457,219	179,139,242
Shares Redeemed	(74,111,904)	(82,393,772)	(37,392,087)	(41,266,993)	(144,062,221)

Net Change	$2,064,858	$4,978,983	$2,997,642	$2,190,226	$35,077,021

				Telecom-	Trans-
	Real Estate	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$17,498,873	$39,187,335	$54,578,686	$24,667,781	$39,601,850
Purchased through
Dividend Reinvestment	34,196	47,670	185,003	—	—

Total Purchased	17,533,069	39,235,005	54,763,689	24,667,781	39,601,850
Shares Redeemed	(15,690,233)	(37,704,866)	(51,557,922)	(18,845,674)	(33,621,711)

Net Change	$1,842,836	$1,530,139	$3,205,767	$5,822,107	$5,980,139

* Since the commencement of Operations: Sector Rotation Fund—May 1, 2002.

ANNUAL REPORT  175

NOTES TO FINANCIAL STATEMENTS  (continued)

Utilities
Fund

Shares Purchased	$91,615,245
Purchased through
Dividend Reinvestment	3,534

Total Purchased	91,618,779
Shares Redeemed	(65,381,474)

Net Change	$26,237,305

Transactions in dollars for the year ended December 31, 2001 were:

	U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund*

Shares Purchased	$937,833,385	$515,564,539	$355,953,855	$361,652,675	$134,211,434
Purchased through
Dividend Reinvestment	1,461,450	9,227,775	—	—	—

Total Purchased	939,294,835	524,792,314	355,953,855	361,652,675	134,211,434
Shares Redeemed	(882,272,591)	(595,575,708)	(368,856,160)	(482,408,690)	(126,685,863)

Net Change	$57,022,244	$(70,783,394)	$(12,902,305)	$(120,756,015)	$7,525,571

						U.S.
						Government
	Titan 500	Velocity 100		Medius	Mekros	Bond
	Fund*	Fund*		Fund*	Fund*	Fund

Shares Purchased	$12,217,088	$102,187,273		$15,403,631	$35,475,977	$34,019,063
Purchased through
Dividend Reinvestment	—	—		11,313	11,994	160,884

Total Purchased	12,217,088	102,187,273		15,414,944	35,487,971	34,179,947
Shares Redeemed	(11,911,544)	(103,171,975)		(14,815,532)	(27,008,987)	(33,875,892)

Net Change	$305,544	$(984,702	)$	599,412	$8,478,984	$304,055

	Large-Cap	Large-Cap		Basic	Biotech-
	Europe	Japan	Banking	Material	nology
	Fund*	Fund*	Fund*	Fund*	Fund*

Shares Purchased	$11,167,879	$35,017,468	$7,045,968	$12,388,457	$9,749,735
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	11,167,879	35,017,468	7,045,968	12,388,457	9,749,735
Shares Redeemed	(9,966,761)	(34,362,018)	(6,297,620)	(11,267,087)	(7,699,836)

Net Change	$1,201,118	$655,450	$748,348	$1,121,370	$2,049,899

* Since the commencement of Operations: May 2, 2001—Banking Fund, Basic Materials Fund, Biotechnology Fund; May 21, 2001—Arktos Fund; October 1, 2001—Europe Fund, Japan Fund, Medius Fund, Mekros Fund,Titan Fund and Velocity Fund.

NOTES TO FINANCIAL STATEMENTS  (concluded)

	Consumer			Energy	Financial
	Products	Electronics	Energy	Services	Services
	Fund*	Fund*	Fund*	Fund*	Fund*

Shares Purchased	$4,393,551	$3,911,232	$8,387,916	$18,277,787	$6,213,701
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	4,393,551	3,911,232	8,387,916	18,277,787	6,213,701
Shares Redeemed	(3,111,490)	(2,402,738)	(5,976,934)	(16,758,791)	(3,656,599)

Net Change	$1,282,061	$1,508,494	$2,410,982	$1,518,996	$2,557,102

	Health			Precious	Real
	Care	Internet	Leisure	Metals	Estate
	Fund*	Fund*	Fund*	Fund	Fund*

Shares Purchased	$9,463,583	$8,967,831	$3,246,344	$37,542,074	$178,312
Purchased through
Dividend Reinvestment	—	—	—	—	1,578

Total Purchased	9,463,583	8,967,831	3,246,344	37,542,074	179,890
Shares Redeemed	(8,332,391)	(7,666,907)	(2,006,626)	(39,388,158)	(20,744)

Net Change	$1,131,192	$1,300,924	$1,239,718	$(1,846,084)	$159,146

			Telecom-	Trans-
	Retailing	Technology	munications	portation	Utilities
	Fund*	Fund*	Fund*	Fund*	Fund*

Shares Purchased	$5,972,066	$6,494,139	$5,247,890	$2,383,864	$4,123,785
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	5,972,066	6,494,139	5,247,890	2,383,864	4,123,785
Shares Redeemed	(4,081,518)	(5,362,320)	(4,779,002)	(1,861,161)	(3,083,815)

Net Change	$1,890,548	$1,131,819	$468,888	$522,703	$1,039,970

8. Net Assets

At December 31, 2002, net assets consisted of:

U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$258,851,817	$164,618,898	$38,579,384	$498,140,018	$24,781,178
Undistributed Net
Investment Income (Loss)	102,288	—	—	—	463,435
Accumulated Net Realized
Loss on Investments	(1,513)	(131,065,786)	(2,842,233)	(433,011,096)	(1,709,813)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options and
Futures Contracts	—	464,129	458,189	12,505,893	693,739

Net Assets	$258,952,592	$34,017,241	$36,195,340	$77,634,815	$24,228,539

* Since the commencement of Operations: May 2, 2001—Energy Services Fund,Technology Fund, Utilities Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; May 29, 2001—Consumer Products Fund, Energy Fund; June 11, 2001—Transportation Fund;
June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund; July 23, 2001—Retailing Fund;
July 27, 2001—Telecommunications Fund; August 3, 2001—Electronics Fund; October 1, 2001—Real Estate.

ANNUAL REPORT  177

NOTES TO FINANCIAL STATEMENTS  (continued)

					U.S.
					Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$2,752,926	$4,600,269	$7,949,228	$15,403,990	$23,461,968
Undistributed Net
Investment Income (Loss)	—	—	—	—	3,240
Accumulated Net Realized
Gain (Loss) on Investments	(588,045)	(1,142,681)	(1,221,030)	(2,281,009)	97,596
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swaps, Options and
Futures Contracts	(43,285)	(111,125)	(21,005)	(176,090)	1,627,379

Net Assets	$2,121,596	$3,346,463	$6,707,193	$12,946,891	$25,190,183

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$3,085,149	$3,581,612	$8,387,163	$5,613,681	$2,057,489
Undistributed Net
Investment Income (Loss)	—	—	—	48,501	8,471
Accumulated Net Realized
Loss on Investments	(20,558)	(83,894)	(1,611,110)	(854,188)	(1,279,451)
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swaps, Options and
Futures Contracts	17,257	91,878	(107,398)	199,732	114,153

Net Assets	$3,081,848	$3,589,596	$6,668,655	$5,007,726	$900,662

	Biotech-	Consumer	Elec-		Energy
	nology	Products	tronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$5,794,086	$6,692,253	$6,877,425	$6,187,698	$5,824,546
Undistributed Net
Investment Income (Loss)	—	7,419	—	—	—
Accumulated Net Realized
Loss on Investments	(2,518,891)	(771,744)	(2,480,794)	(718,496)	(1,695,843)
Net Unrealized Appreciation
(Depreciation) on Investments,
Equity Index Swaps, Options
and Futures Contracts	300,024	225,170	(12,790)	364,445	298,579

Net Assets	$3,575,219	$6,153,098	$4,383,841	$5,833,647	$4,427,282

NOTES TO FINANCIAL STATEMENTS  (continued)

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$4,621,960	$6,084,854	$4,274,006	$3,398,423	$38,299,801
Undistributed Net Investment
Income (Loss)	17,051	—	—	—	—
Accumulated Net Realized
Loss on Investments	(2,099,567)	(1,344,757)	(943,466)	(1,496,278)	(5,037,908)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	208,312	424,386	372,406	112,583	5,576,743

Net Assets	$2,747,756	$5,164,483	$3,702,946	$2,014,728	$38,838,636

	Real			Telecom-	Trans-
	Estate	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$2,001,982

		$3,420,687	$4,337,586	$6,283,160	$6,485,759
Undistributed Net Investment
Income (Loss)	15,008	—	—	—	—
Accumulated Net Realized
Gain (Loss) on Investments	(171,477)	(493,902)	373,760	(492,424)	(526,865)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	56,209	174,736	309,599	314,804	341,934

Net Assets	$1,901,722	$3,101,521	$5,020,945	$6,105,540	$6,300,828

Utilities
Fund

Paid-In-Capital	$27,277,275
Undistributed Net Investment
Income	176,841
Accumulated Net Realized
Loss on Investments	(4,606,501)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	997,896

Net Assets	$23,845,511

ANNUAL REPORT  179

NOTES TO FINANCIAL STATEMENTS  (continued)

9. Portfolio Securities Loaned

The Trust lends its securities to approved brokers to earn additional income. As collateral, it receives cash valued at 102% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. TheTrust holds the cash collateral in a segregated account at its custodian bank.The collateral is not invested. Although risk is mitigated by the collateral, theTrust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.

As of December 31, 2002, the following funds participated in securities lending and received cash collateral:

		Value of
	Cash	Security
Fund	Collateral	Loaned
——––
Rydex Variable OTC Fund	$19,472,777	$19,060,000

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholders
of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Money Market Fund, Nova Fund, Ursa Fund, OTC Fund, Arktos Fund,Titan 500 Fund,Velocity 100 Fund, Medius Fund, Mekros Fund, U.S Government Bond Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Sector Rotation Fund, Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund,Technology Fund,Telecommunications Fund,Transportation Fund and Utilities Fund, (constituting the Rydex Variable Trust, hereafter referred to as the “Funds”) at December 31, 2002, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 1999 and December 31, 1998 were audited by other independent accountants whose report dated February 8, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2003

ANNUAL REPORT  181

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code.Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices:

The Funds distributions to shareholders included:

				Large-Cap
	Titan 500	Medius	Mekros	Europe

From short-term capital gains:	$—	$86,009	$180,469	$66,697
From long-term capital gains,
subject to the 20% rate gains
category:	$5,447	$38,708	—	—

	Large-Cap	Consumer		Energy
	Japan	Products	Electronics	Services

From short-term capital gains:	$—	$8,315	$20,087	$99,830
From long-term capital gains,
subject to the 20% rate gains
category:	$10,027	—	—	—

	Financial	Health		Real
	Services	Care	Retailing	Estate

From short-term capital gains:	$20,507	$13,492	$47,670	$1,303
From long-term capital gains,
subject to the 20% rate gains
category:	—	—	—	$309

Technology

From short-term capital gains:	$185,003
From long-term capital gains,
subject to the 20% rate gains
category:	—

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES

Each Trust is served by a separate Board of Trustees composed of six members.The membership of each Board is the same.There is no stated term of service, and Trustees continue to serve after election until resignation.

	Positions Held	Length of Service
Name, Age, and Address	With Fund	As Trustee (Year Began)
——––————————––—	——––——–——	——––——————–———
Albert P.Viragh, Jr. (61) *	Chairman of the Board;	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500	President of Rydex	Rydex Variable Trust – 1998
Rockville, MD 20850	Variable Trust	Rydex Dynamic Funds – 1999

Corey A. Colehour (57)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

J. Kenneth Dalton (61)	Trustee	Rydex Series Funds – 1995
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

John O. Demaret (62)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Patrick T. McCarville (60)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Roger Somers (58)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

*This trustee is deemed to be an “interested person” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

ANNUAL REPORT  183

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES (continued)

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

	Number of Portfolios
Principal Occupations	in Fund Complex
During Past 5 Years	Overseen	Other Directorships
——––———————–––—	——––——————–——	——––——–——–———
Chairman of the Board of Directors,
President, and Treasurer:
Rydex Fund Services, Inc.	73	None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/
Co-Owner Schield Management Company	73	None

Mortgage Banking Consultant and Investor
The Dalton Group	73	None

Retired	73	None

Founder and Chief Executive Officer
Par Industries, Inc.	73	None

Owner
Arrow Limousine	73	None

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